2013 Annual Report

RiverSource Retirement Advisor
Variable Annuity®

S-6471 T (5/14)	Issued by: RiverSource Life Insurance Co. of New York

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account that is offered through RiverSource Retirement Advisor Variable Annuity® (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2014

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  1

Statements of Assets and Liabilities

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Dec. 31, 2013	Cl B	Cl B	Cl B	Cl B	Class III

Assets

Investments, at fair value(1),(2)	$8,607	$1,421,381	$7,158,178	$11,397,565	$351,674
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	215	—
Receivable for share redemptions	5	1,139	6,740	11,613	299

Total assets	8,612	1,422,520	7,164,918	11,409,393	351,973

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5	1,138	5,484	8,735	299
Contract terminations	—	—	1,257	2,878	—
Payable for investments purchased	—	—	—	215	—

Total liabilities	5	1,138	6,741	11,828	299

Net assets applicable to contracts in accumulation period	6,890	1,421,204	7,157,879	11,369,706	350,388
Net assets applicable to contracts in payment period	—	—	—	27,859	—
Net assets applicable to seed money	1,717	178	298	—	1,286

Total net assets	$8,607	$1,421,382	$7,158,177	$11,397,565	$351,674

(1) Investment shares	737	70,435	260,392	766,996	32,805
(2) Investments, at cost	$8,380	$1,156,663	$5,432,774	$11,998,883	$326,906

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Dec. 31, 2013 (continued)	Cl I	Cl II	Cl II	Cl I	Cl III

Assets

Investments, at fair value(1),(2)	$508,761	$5,266,468	$3,131,817	$1,207,813	$3,655,920
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	25	2,673	—	15,972
Receivable for share redemptions	380	7,771	3,471	885	23,037

Total assets	509,141	5,274,264	3,137,961	1,208,698	3,694,929

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	380	4,170	2,497	885	3,052
Contract terminations	—	3,601	974	—	19,985
Payable for investments purchased	—	25	2,673	—	15,972

Total liabilities	380	7,796	6,144	885	39,009

Net assets applicable to contracts in accumulation period	508,761	5,266,362	3,131,565	1,207,813	3,655,070
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	106	252	—	850

Total net assets	$508,761	$5,266,468	$3,131,817	$1,207,813	$3,655,920

(1) Investment shares	47,371	284,982	215,690	142,936	234,655
(2) Investments, at cost	$372,751	$3,856,900	$2,048,932	$ 958,478	$3,565,934

See accompanying notes to financial statements.

2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

				Col VP
	Calvert	Col VP	Col VP	Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$1,625,679	$11,070,258	$14,239,168	$52,807	$176,435
Dividends receivable	—	—	4	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	442	4	—	—
Receivable for share redemptions	1,199	—	—	—	—

Total assets	1,626,878	11,070,700	14,239,176	52,807	176,435

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,199	10,606	12,251	49	126
Contract terminations	—	3,690	30	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,199	14,296	12,281	49	126

Net assets applicable to contracts in accumulation period	1,625,679	10,818,847	14,198,266	51,338	176,069
Net assets applicable to contracts in payment period	—	237,425	26,659	—	—
Net assets applicable to seed money	—	132	1,970	1,420	240

Total net assets	$1,625,679	$11,056,404	$14,226,895	$52,758	$176,309

(1) Investment shares	797,683	563,372	14,239,168	5,666	12,373
(2) Investments, at cost	$1,453,473	$ 8,267,011	$14,237,729	$54,151	$164,037

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$5,900	$38,468,963	$38,726,286	$191,990	$13,531,451
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	14,901	—	—	193
Receivable for share redemptions	—	—	—	—	—

Total assets	5,900	38,483,864	38,726,286	191,990	13,531,644

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4	32,204	32,467	148	11,792
Contract terminations	—	33,126	63,545	—	57,054
Payable for investments purchased	—	—	—	—	—

Total liabilities	4	65,330	96,012	148	68,846

Net assets applicable to contracts in accumulation period	4,312	38,253,592	38,430,505	190,616	13,405,562
Net assets applicable to contracts in payment period	—	164,942	199,769	—	57,236
Net assets applicable to seed money	1,584	—	—	1,226	—

Total net assets	$5,896	$38,418,534	$38,630,274	$191,842	$13,462,798

(1) Investment shares	615	3,839,218	2,143,126	20,359	856,963
(2) Investments, at cost	$5,994	$40,595,087	$25,362,386	$199,840	$11,287,487

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  3

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$12,696,354	$18,385,221	$10,096,197	$6,665,226	$4,597,223
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	9,969	304	2,378	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	12,706,323	18,385,525	10,098,575	6,665,226	4,597,223

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,550	15,524	8,174	6,475	3,478
Contract terminations	27,747	52,698	—	1,113	1,847
Payable for investments purchased	—	—	—	—	—

Total liabilities	38,297	68,222	8,174	7,588	5,325

Net assets applicable to contracts in accumulation period	12,652,855	18,252,453	10,064,639	6,610,376	4,587,425
Net assets applicable to contracts in payment period	15,171	64,850	25,762	47,146	4,364
Net assets applicable to seed money	—	—	—	116	109

Total net assets	$12,668,026	$18,317,303	$10,090,401	$6,657,638	$4,591,898

(1) Investment shares	1,197,769	2,574,961	1,153,851	459,038	445,036
(2) Investments, at cost	$13,423,477	$17,136,624	$11,186,487	$5,326,851	$3,073,325

	Col VP	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Val Opp,
Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$23,053,142	$11,449,445	$2,642,586	$4,235,372	$4,446,912
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	749	3,890	—
Receivable for share redemptions	—	—	—	—	—

Total assets	23,053,142	11,449,445	2,643,335	4,239,262	4,446,912

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	21,358	9,195	2,100	4,092	3,535
Contract terminations	57,188	1,464	—	100	1,139
Payable for investments purchased	—	—	—	—	—

Total liabilities	78,546	10,659	2,100	4,192	4,674

Net assets applicable to contracts in accumulation period	22,825,874	11,438,786	2,629,302	4,203,229	4,442,238
Net assets applicable to contracts in payment period	148,289	—	10,844	31,549	—
Net assets applicable to seed money	433	—	1,089	292	—

Total net assets	$22,974,596	$11,438,786	$2,641,235	$4,235,070	$4,442,238

(1) Investment shares	745,092	381,267	142,381	235,429	271,982
(2) Investments, at cost	$16,664,019	$ 6,775,390	$2,470,480	$2,836,258	$3,051,156

See accompanying notes to financial statements.

4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$88,911	$8,023,682	$1,401,877	$2,993,763	$8,401,675
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	3,919
Receivable for share redemptions	—	—	—	—	—

Total assets	88,911	8,023,682	1,401,877	2,993,763	8,405,594

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	76	6,279	1,092	2,310	6,573
Contract terminations	—	429	190	270	646
Payable for investments purchased	—	—	—	—	—

Total liabilities	76	6,708	1,282	2,580	7,219

Net assets applicable to contracts in accumulation period	88,635	8,016,694	1,400,257	2,985,871	8,360,880
Net assets applicable to contracts in payment period	—	—	—	5,033	37,495
Net assets applicable to seed money	200	280	338	279	—

Total net assets	$88,835	$8,016,974	$1,400,595	$2,991,183	$8,398,375

(1) Investment shares	9,091	602,379	87,181	162,705	822,082
(2) Investments, at cost	$89,554	$5,281,919	$ 948,216	$1,968,443	$8,468,112

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Dec. 31, 2013 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl

Assets

Investments, at fair value(1),(2)	$1,935,992	$651,275	$12,446,253	$28,447,273	$1,455,663
Dividends receivable	—	—	41,511	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	295	13,976	1,622	30	—
Receivable for share redemptions	10,073	544	10,416	35,342	1,151

Total assets	1,946,360	665,795	12,499,802	28,482,645	1,456,814

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,547	544	10,416	22,977	1,151
Contract terminations	8,526	—	—	12,365	—
Payable for investments purchased	295	13,976	43,132	30	—

Total liabilities	10,368	14,520	53,548	35,372	1,151

Net assets applicable to contracts in accumulation period	1,935,992	650,362	12,437,384	28,383,832	1,455,663
Net assets applicable to contracts in payment period	—	—	8,870	61,975	—
Net assets applicable to seed money	—	913	—	1,466	—

Total net assets	$1,935,992	$651,275	$12,446,254	$28,447,273	$1,455,663

(1) Investment shares	307,789	47,400	1,319,857	842,383	76,574
(2) Investments, at cost	$2,642,747	$651,305	$12,260,629	$21,152,293	$1,023,177

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  5

Statements of Assets and Liabilities

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$3,280,019	$512,504	$3,877,674	$7,590,099	$1,924,805
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	46	441	4,348
Receivable for share redemptions	18,664	383	5,805	9,661	2,250

Total assets	3,298,683	512,887	3,883,525	7,600,201	1,931,403

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,551	384	2,901	5,869	1,341
Contract terminations	16,113	—	2,904	3,792	910
Payable for investments purchased	—	—	46	441	4,348

Total liabilities	18,664	384	5,851	10,102	6,599

Net assets applicable to contracts in accumulation period	3,273,102	512,503	3,876,506	7,540,792	1,923,698
Net assets applicable to contracts in payment period	6,917	—	—	49,307	—
Net assets applicable to seed money	—	—	1,168	—	1,106

Total net assets	$3,280,019	$512,503	$3,877,674	$7,590,099	$1,924,804

(1) Investment shares	90,708	24,927	348,086	544,874	119,776
(2) Investments, at cost	$2,445,484	$429,042	$3,984,151	$9,287,326	$1,848,969

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Sm Cap Val,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Assets

Investments, at fair value(1),(2)	$10,690,795	$440,626	$12,582,595	$369,186	$6,957,850
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	30	—	—	—	—
Receivable for share redemptions	9,844	4,490	13,650	297	9,516

Total assets	10,700,669	445,116	12,596,245	369,483	6,967,366

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,367	340	9,632	297	5,330
Contract terminations	1,477	4,150	4,018	—	4,186
Payable for investments purchased	30	—	—	—	—

Total liabilities	9,874	4,490	13,650	297	9,516

Net assets applicable to contracts in accumulation period	10,689,571	438,975	12,536,304	369,186	6,955,659
Net assets applicable to contracts in payment period	—	—	46,291	—	2,191
Net assets applicable to seed money	1,224	1,651	—	—	—

Total net assets	$10,690,795	$440,626	$12,582,595	$369,186	$6,957,850

(1) Investment shares	444,154	23,690	675,032	24,498	421,177
(2) Investments, at cost	$ 6,804,523	$444,543	$ 9,917,864	$284,301	$4,979,114

See accompanying notes to financial statements.

6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Global Hlth,	Intl Gro,
Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II	Ser II	Ser II

Assets

Investments, at fair value(1),(2)	$334,074	$374,092	$10,730,517	$3,156,981	$4,678,711
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	13,344	—	199
Receivable for share redemptions	265	299	17,254	2,551	3,770

Total assets	334,339	374,391	10,761,115	3,159,532	4,682,680

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	264	299	8,292	2,538	3,715
Contract terminations	—	—	8,962	13	55
Payable for investments purchased	—	—	13,344	—	199

Total liabilities	264	299	30,598	2,551	3,969

Net assets applicable to contracts in accumulation period	334,075	372,850	10,730,517	3,156,626	4,678,542
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,242	—	355	169

Total net assets	$334,075	$374,092	$10,730,517	$3,156,981	$4,678,711

(1) Investment shares	6,598	30,663	606,930	110,500	134,137
(2) Investments, at cost	$246,162	$380,887	$ 7,465,016	$2,016,011	$3,689,813

	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Asset	Enterprise,	Flex Bond,	Gbl Alloc Mod,
Dec. 31, 2013 (continued)	Ser I	Strategy	Serv	Serv	Serv

Assets

Investments, at fair value(1),(2)	$487,994	$596,504	$713,569	$181,407	$19,092
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	13,476	—	—	30
Receivable for share redemptions	366	433	531	151	18

Total assets	488,360	610,413	714,100	181,558	19,140

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	358	433	532	151	18
Contract terminations	8	—	—	—	—
Payable for investments purchased	—	13,476	—	—	30

Total liabilities	366	13,909	532	151	48

Net assets applicable to contracts in accumulation period	487,791	595,007	706,333	180,093	17,249
Net assets applicable to contracts in payment period	—	—	7,235	—	—
Net assets applicable to seed money	203	1,497	—	1,314	1,843

Total net assets	$487,994	$596,504	$713,568	$181,407	$19,092

(1) Investment shares	91,214	45,024	12,563	14,195	1,555
(2) Investments, at cost	$368,762	$556,032	$381,615	$181,958	$18,166

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  7

Statements of Assets and Liabilities

	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret	MFS Inv
	Global Tech,	Janus,	Overseas,	Global Dyn MA,	Gro Stock,
Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv	Serv Cl

Assets

Investments, at fair value(1),(2)	$846,144	$5,225,439	$3,025,740	$38,959	$4,765,043
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	608	4,967	43,643	24	45,005

Total assets	846,752	5,230,406	3,069,383	38,983	4,810,048

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	608	4,139	2,261	24	3,736
Contract terminations	—	828	41,382	—	41,269
Payable for investments purchased	—	—	—	—	—

Total liabilities	608	4,967	43,643	24	45,005

Net assets applicable to contracts in accumulation period	846,144	5,223,642	3,025,740	37,155	4,764,929
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,797	—	1,804	114

Total net assets	$846,144	$5,225,439	$3,025,740	$38,959	$4,765,043

(1) Investment shares	101,456	154,874	73,943	3,167	318,519
(2) Investments, at cost	$477,619	$3,414,787	$2,697,893	$37,843	$3,262,795

	MFS	MFS	MS UIF Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

Assets

Investments, at fair value(1),(2)	$3,124,585	$9,308,939	$2,887,694	$2,321,079	$1,454,183
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	35	14	315	4	41
Receivable for share redemptions	14,953	7,629	2,234	2,430	1,221

Total assets	3,139,573	9,316,582	2,890,243	2,323,513	1,455,445

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,294	7,447	2,234	1,894	1,162
Contract terminations	12,659	182	—	536	59
Payable for investments purchased	35	14	315	4	41

Total liabilities	14,988	7,643	2,549	2,434	1,262

Net assets applicable to contracts in accumulation period	3,124,585	9,290,936	2,887,694	2,320,057	1,454,070
Net assets applicable to contracts in payment period	—	16,480	—	—	—
Net assets applicable to seed money	—	1,523	—	1,022	113

Total net assets	$3,124,585	$9,308,939	$2,887,694	$2,321,079	$1,454,183

(1) Investment shares	148,648	295,804	308,844	162,883	126,012
(2) Investments, at cost	$2,135,422	$7,481,179	$2,640,637	$1,816,760	$1,256,552

See accompanying notes to financial statements.

8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	Oppen	Oppen Global	Oppen Main St	PIMCO VIT	PIMCO VIT
	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,	Glb MA Man
Dec. 31, 2013 (continued)	Serv	Srv	Serv	Advisor Cl	Alloc, Adv Cl

Assets

Investments, at fair value(1),(2)	$6,913,416	$34,245,808	$2,627,358	$16,646,133	$106,382
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10,198	17,707	218	615	—
Receivable for share redemptions	14,466	32,267	2,901	43,800	92

Total assets	6,938,080	34,295,782	2,630,477	16,690,548	106,474

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,556	27,612	2,084	14,068	92
Contract terminations	8,910	4,655	817	29,733	—
Payable for investments purchased	10,198	17,707	218	615	—

Total liabilities	24,664	49,974	3,119	44,416	92

Net assets applicable to contracts in accumulation period	6,911,600	34,209,811	2,625,608	16,645,494	105,194
Net assets applicable to contracts in payment period	—	35,205	—	—	—
Net assets applicable to seed money	1,816	792	1,750	638	1,188

Total net assets	$6,913,416	$34,245,808	$2,627,358	$16,646,132	$106,382

(1) Investment shares	170,828	6,226,511	95,436	1,516,041	9,348
(2) Investments, at cost	$5,133,866	$33,274,036	$1,654,299	$16,880,899	$114,414

	PIMCO VIT	Put VT	Royce	Third	VanEck VIP
	Tot Return,	Multi-Cap Gro,	Micro-Cap,	Ave	Global Gold,
Dec. 31, 2013 (continued)	Advisor Cl	Cl IB	Invest Cl	Val	Cl S

Assets

Investments, at fair value(1),(2)	$289,984	$803,326	$815,734	$1,321,668	$67,813
Dividends receivable	1,252	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	30	—	45	—	—
Receivable for share redemptions	6,391	877	697	13,896	52

Total assets	297,657	804,203	816,476	1,335,564	67,865

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	251	582	697	1,023	52
Contract terminations	6,139	295	—	12,873	—
Payable for investments purchased	1,282	—	45	—	—

Total liabilities	7,672	877	742	13,896	52

Net assets applicable to contracts in accumulation period	251,476	803,084	815,734	1,321,668	66,652
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	38,509	242	—	—	1,161

Total net assets	$289,985	$803,326	$815,734	$1,321,668	$67,813

(1) Investment shares	26,410	26,364	63,580	79,811	9,900
(2) Investments, at cost	$300,359	$505,066	$619,359	$1,378,737	$79,725

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  9

Statements of Assets and Liabilities

	VP	VP	VP AQR Man	VP BR Gl Infl	VP
	Aggr,	Aggr,	Fut Strategy,	Prot Sec,	Conserv,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$53,789,880	$89,860,526	$173,262	$11,457,514	$47,667,211
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	322,047	—	—	6,514	—
Receivable for share redemptions	—	—	—	—	—

Total assets	54,111,927	89,860,526	173,262	11,464,028	47,667,211

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	44,338	74,947	151	9,128	44,721
Contract terminations	—	876	—	18,178	14,564
Payable for investments purchased	—	—	—	—	—

Total liabilities	44,338	75,823	151	27,306	59,285

Net assets applicable to contracts in accumulation period	54,067,463	89,784,703	171,743	11,436,651	47,607,862
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	126	—	1,368	71	64

Total net assets	$54,067,589	$89,784,703	$173,111	$11,436,722	$47,607,926

(1) Investment shares	3,581,217	5,974,769	16,013	1,312,430	3,965,658
(2) Investments, at cost	$42,105,415	$62,367,250	$166,221	$12,388,035	$43,408,008

		VP GS
	VP	Commodity	VP	VP	VP Mod
	Conserv,	Strategy,	Mod,	Mod,	Aggr,
Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$81,152,521	$33,184	$417,196,810	$809,077,861	$217,319,564
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	30	22,701	5	140,969
Receivable for share redemptions	—	—	—	—	—

Total assets	81,152,521	33,214	417,219,511	809,077,866	217,460,533

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	71,089	28	373,327	675,560	185,160
Contract terminations	30	—	104,414	564,551	980,881
Payable for investments purchased	—	—	—	—	—

Total liabilities	71,119	28	477,741	1,240,111	1,166,041

Net assets applicable to contracts in accumulation period	81,081,402	31,695	416,593,344	807,837,755	216,231,443
Net assets applicable to contracts in payment period	—	—	148,348	—	62,940
Net assets applicable to seed money	—	1,491	78	—	109

Total net assets	$81,081,402	$33,186	$416,741,770	$807,837,755	$216,294,492

(1) Investment shares	6,757,079	3,877	30,608,717	59,273,103	15,123,143
(2) Investments, at cost	$71,300,491	$33,828	$348,776,391	$612,900,619	$175,562,417

See accompanying notes to financial statements.

10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Assets and Liabilities

	VP Mod	VP Mod	VP Mod	VP Ptnrs	VP Pyrford
	Aggr,	Conserv,	Conserv,	Sm Cap Val,	Intl Eq,
Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$386,834,969	$114,441,171	$193,126,126	$9,265,922	$35,037
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	120	612	25,213	2,428	40
Receivable for share redemptions	—	—	—	—	—

Total assets	386,835,089	114,441,783	193,151,339	9,268,350	35,077

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	327,509	103,837	163,586	7,133	27
Contract terminations	340,778	30	20,562	4,785	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	668,287	103,867	184,148	11,918	27

Net assets applicable to contracts in accumulation period	386,166,802	114,337,886	192,967,179	9,256,417	33,411
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	30	12	15	1,639

Total net assets	$386,166,802	$114,337,916	$192,967,191	$9,256,432	$35,050

(1) Investment shares	26,882,208	8,954,708	15,076,200	415,326	3,330
(2) Investments, at cost	$281,747,956	$ 99,941,500	$156,486,774	$5,421,089	$33,932

					WF Adv
	VP Sit	VP Vty			VT Index
	Divd Gro,	Estb Val,	Wanger	Wanger	Asset Alloc,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Assets

Investments, at fair value(1),(2)	$3,672,612	$687,548	$17,214,494	$23,973,438	$2,356,545
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	38	7,560	—
Receivable for share redemptions	—	—	—	—	5,678

Total assets	3,672,612	687,548	17,214,532	23,980,998	2,362,223

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,897	555	13,442	18,691	1,737
Contract terminations	914	335	3,253	4,757	3,941
Payable for investments purchased	—	—	—	—	—

Total liabilities	3,811	890	16,695	23,448	5,678

Net assets applicable to contracts in accumulation period	3,668,787	686,433	17,183,361	23,927,927	2,356,545
Net assets applicable to contracts in payment period	—	—	14,476	29,623	—
Net assets applicable to seed money	14	225	—	—	—

Total net assets	$3,668,801	$686,658	$17,197,837	$23,957,550	$2,356,545

(1) Investment shares	268,074	41,344	498,249	582,870	148,678
(2) Investments, at cost	$2,402,373	$454,315	$13,636,803	$17,218,990	$1,838,144

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  11

Statements of Assets and Liabilities

	WF Adv VT	WF Adv VT	WA Var Global
	Intl Eq,	Sm Cap Gro,	Hi Yd Bond,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl II

Assets

Investments, at fair value(1),(2)	$2,938,435	$4,545,206	$53,161
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10,258	12,030	—
Receivable for share redemptions	2,296	3,670	43

Total assets	2,950,989	4,560,906	53,204

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,294	3,670	43
Contract terminations	2	—	—
Payable for investments purchased	10,258	12,030	—

Total liabilities	12,554	15,700	43

Net assets applicable to contracts in accumulation period	2,915,872	4,543,971	51,661
Net assets applicable to contracts in payment period	22,477	—	—
Net assets applicable to seed money	86	1,235	1,500

Total net assets	$2,938,435	$4,545,206	$53,161

(1) Investment shares	534,261	405,099	6,405
(2) Investments, at cost	$2,494,799	$3,053,369	$55,112

See accompanying notes to financial statements.

12  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Period ended Dec. 31, 2013	Cl B(1)	Cl B	Cl B	Cl B	Class III(2)

Investment income

Dividend income	$ 4	$ 295	$ 73,983	$ 646,160	$ —
Variable account expenses	16	12,344	57,691	98,823	947

Investment income (loss) — net	(12)	(12,049)	16,292	547,337	(947)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	24	308,643	1,636,037	2,884,484	21,017
Cost of investments sold	23	285,522	1,392,244	3,278,425	20,821

Net realized gain (loss) on sales of investments	1	23,121	243,793	(393,941)	196
Distributions from capital gains	6	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	227	253,010	1,632,093	2,071,986	24,768

Net gain (loss) on investments	234	276,131	1,875,886	1,678,045	24,964

Net increase (decrease) in net assets resulting from operations	$222	$264,082	$1,892,178	$2,225,382	$24,017

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Year ended Dec. 31, 2013 (continued)	Cl I	Cl II	Cl II	Cl I	Cl III

Investment income

Dividend income	$ 8,256	$ 51,215	$ 10,800	$ 18,657	$ 36,618
Variable account expenses	4,109	44,326	24,932	9,487	19,532

Investment income (loss) — net	4,147	6,889	(14,132)	9,170	17,086

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	81,432	1,114,026	513,993	178,175	440,098
Cost of investments sold	65,794	883,741	385,338	157,909	422,813

Net realized gain (loss) on sales of investments	15,638	230,285	128,655	20,266	17,285
Distributions from capital gains	—	70,233	—	—	136,761
Net change in unrealized appreciation or depreciation of investments	74,625	902,295	725,487	268,840	82,249

Net gain (loss) on investments	90,263	1,202,813	854,142	289,106	236,295

Net increase (decrease) in net assets resulting from operations	$94,410	$1,209,702	$840,010	$298,276	$253,381

				Col VP
	Calvert	Col VP	Col VP	Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Period ended Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 2(1)	Cl 2(2)

Investment income

Dividend income	$ 16,326	$ —	$ 1,633	$ —	$ —
Variable account expenses	13,970	112,988	159,189	217	344

Investment income (loss) — net	2,356	(112,988)	(157,556)	(217)	(344)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	304,975	1,620,434	10,173,970	319	8,104
Cost of investments sold	261,159	1,245,525	10,172,802	322	7,662

Net realized gain (loss) on sales of investments	43,816	374,909	1,168	(3)	442
Distributions from capital gains	137,719	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	76,068	1,621,974	(1,167)	(1,344)	12,398

Net gain (loss) on investments	257,603	1,996,883	1	(1,347)	12,840

Net increase (decrease) in net assets resulting from operations	$259,959	$1,883,895	$ (157,555)	$(1,564)	$12,496

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  13

Statements of Operations

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 3	Cl 3	Cl 2(2)	Cl 3

Investment income

Dividend income	$ —	$ 1,966,056	$ —	$ 4,333	$ 83,903
Variable account expenses	5	428,988	358,798	554	143,514

Investment income (loss) — net	(5)	1,537,068	(358,798)	3,779	(59,611)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1	17,225,106	7,296,328	11,149	3,465,148
Cost of investments sold	1	17,072,742	5,411,258	11,909	3,017,429

Net realized gain (loss) on sales of investments	—	152,364	1,885,070	(760)	447,719
Distributions from capital gains	—	1,965,453	—	242	—
Net change in unrealized appreciation or depreciation of investments	(94)	(5,196,050)	6,985,641	(7,850)	(837,408)

Net gain (loss) on investments	(94)	(3,078,233)	8,870,711	(8,368)	(389,689)

Net increase (decrease) in net assets resulting from operations	$(99)	$ (1,541,165)	$8,511,913	$ (4,589)	$ (449,300)

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ 884,759	$1,260,886	$ 1,494,105	$ 104,233	$ —
Variable account expenses	141,150	186,037	103,115	70,280	37,665

Investment income (loss) — net	743,609	1,074,849	1,390,990	33,953	(37,665)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,596,304	4,693,700	3,504,876	1,008,307	1,031,632
Cost of investments sold	4,676,091	4,262,477	3,774,796	881,771	789,710

Net realized gain (loss) on sales of investments	(79,787)	431,223	(269,920)	126,536	241,922
Distributions from capital gains	101,811	—	1,099,750	—	—
Net change in unrealized appreciation or depreciation of investments	(2,160,653)	(539,549)	(1,792,981)	1,039,946	899,687

Net gain (loss) on investments	(2,138,629)	(108,326)	(963,151)	1,166,482	1,141,609

Net increase (decrease) in net assets resulting from operations	$(1,395,020)	$ 966,523	$ 427,839	$1,200,435	$1,103,944

	Col VP	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Investment income

Dividend income	$ —	$ 25,540	$ 10,705	$ —	$ —
Variable account expenses	229,258	98,822	22,021	43,916	36,412

Investment income (loss) — net	(229,258)	(73,282)	(11,316)	(43,916)	(36,412)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,895,518	2,549,652	502,872	799,151	881,983
Cost of investments sold	3,196,549	1,739,516	518,814	611,755	687,840

Net realized gain (loss) on sales of investments	698,969	810,136	(15,942)	187,396	194,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,604,731	2,447,500	456,343	885,786	1,065,485

Net gain (loss) on investments	6,303,700	3,257,636	440,401	1,073,182	1,259,628

Net increase (decrease) in net assets resulting from operations	$6,074,442	$3,184,354	$429,085	$1,029,266	$1,223,216

See accompanying notes to financial statements.

14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ 60,240
Variable account expenses	333	67,916	10,557	22,110	87,749

Investment income (loss) — net	(333)	(67,916)	(10,557)	(22,110)	(27,509)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,621	2,506,340	349,988	532,214	4,914,908
Cost of investments sold	1,636	1,796,065	254,074	393,771	4,890,259

Net realized gain (loss) on sales of investments	(15)	710,275	95,914	138,443	24,649
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(643)	1,354,958	274,874	821,643	(288,827)

Net gain (loss) on investments	(658)	2,065,233	370,788	960,086	(264,178)

Net increase (decrease) in net assets resulting from operations	$ (991)	$1,997,317	$360,231	$937,976	$ (291,687)

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Year ended Dec. 31, 2013 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl

Investment income

Dividend income	$ —	$10,384	$ 412,004	$ 215,374	$ 25,734
Variable account expenses	20,559	5,432	111,917	238,192	12,780

Investment income (loss) — net	(20,559)	4,952	300,087	(22,818)	12,954

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	858,069	95,984	2,069,233	4,819,616	430,393
Cost of investments sold	1,150,020	97,846	2,024,043	4,025,474	332,183

Net realized gain (loss) on sales of investments	(291,951)	(1,862)	45,190	794,142	98,210
Distributions from capital gains	—	—	70,054	7,542	—
Net change in unrealized appreciation or depreciation of investments	36,863	(7,093)	(86,083)	5,950,878	305,337

Net gain (loss) on investments	(255,088)	(8,955)	29,161	6,752,562	403,547

Net increase (decrease) in net assets resulting from operations	$ (275,647)	$ (4,003)	$ 329,248	$6,729,744	$416,501

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Period ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl 2(1)	Cl 2	Cl 2(1)

Investment income

Dividend income	$ 12,670	$ 5,864	$ 153,041	$ 361,225	$ 1,761
Variable account expenses	27,206	3,961	13,542	69,613	4,394

Investment income (loss) — net	(14,536)	1,903	139,499	291,612	(2,633)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	760,797	59,809	432,458	1,404,697	119,093
Cost of investments sold	577,220	58,148	428,882	1,675,631	116,524

Net realized gain (loss) on sales of investments	183,577	1,661	3,576	(270,934)	2,569
Distributions from capital gains	400,723	1,742	31,606	—	—
Net change in unrealized appreciation or depreciation of investments	373,703	113,566	(106,477)	109,342	75,836

Net gain (loss) on investments	958,003	116,969	(71,295)	(161,592)	78,405

Net increase (decrease) in net assets resulting from operations	$943,467	$118,872	$ 68,204	$ 130,020	$ 75,772

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  15

Statements of Operations

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Sm Cap Val,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(1)	Inst	Inst	Inst

Investment income

Dividend income	$ 127,829	$ 7,468	$ 99,244	$ 3,319	$ 72,198
Variable account expenses	87,545	1,650	106,325	2,987	57,530

Investment income (loss) — net	40,284	5,818	(7,081)	332	14,668

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,105,072	44,798	2,461,377	17,131	1,450,728
Cost of investments sold	1,504,406	47,105	1,969,632	13,247	1,179,359

Net realized gain (loss) on sales of investments	600,666	(2,307)	491,745	3,884	271,369
Distributions from capital gains	164,967	1,928	957,591	41,896	—
Net change in unrealized appreciation or depreciation of investments	2,156,135	(3,917)	1,888,461	47,979	1,746,432

Net gain (loss) on investments	2,921,768	(4,296)	3,337,797	93,759	2,017,801

Net increase (decrease) in net assets resulting from operations	$2,962,052	$ 1,522	$3,330,716	$94,091	$2,032,469

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Global Hlth,	Intl Gro,
Period ended Dec. 31, 2013 (continued)	Ser I	Ser II(1)	Ser II	Ser II	Ser II

Investment income

Dividend income	$ 1,235	$ 2,703	$ 145,317	$ 15,588	$ 44,502
Variable account expenses	2,556	1,212	92,173	25,908	38,886

Investment income (loss) — net	(1,321)	1,491	53,144	(10,320)	5,616

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	15,525	75,156	2,920,215	595,570	910,310
Cost of investments sold	14,515	76,500	2,254,944	424,354	775,502

Net realized gain (loss) on sales of investments	1,010	(1,344)	665,271	171,216	134,808
Distributions from capital gains	—	5,129	—	—	—
Net change in unrealized appreciation or depreciation of investments	94,047	(6,795)	2,350,211	739,921	562,385

Net gain (loss) on investments	95,057	(3,010)	3,015,482	911,137	697,193

Net increase (decrease) in net assets resulting from operations	$93,736	$ (1,519)	$3,068,626	$900,817	$702,809

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Asset	Enterprise,	Flex Bond,	Gbl Alloc Mod,
Period ended Dec. 31, 2013 (continued)	Ser I	Strategy(1)	Serv	Serv(1)	Serv

Investment income

Dividend income	$ 1,745	$ 22	$ 2,668	$2,270	$ 248
Variable account expenses	3,803	1,211	6,112	651	101

Investment income (loss) — net	(2,058)	(1,189)	(3,444)	1,619	147

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	117,900	24,403	155,342	7,997	1,609
Cost of investments sold	104,021	23,844	91,250	8,205	1,512

Net realized gain (loss) on sales of investments	13,879	559	64,092	(208)	97
Distributions from capital gains	—	—	—	—	214
Net change in unrealized appreciation or depreciation of investments	126,318	40,472	129,089	(551)	893

Net gain (loss) on investments	140,197	41,031	193,181	(759)	1,204

Net increase (decrease) in net assets resulting from operations	$138,139	$39,842	$189,737	$ 860	$1,351

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret	MFS Inv
	Global Tech,	Janus,	Overseas,	Global Dyn MA,	Gro Stock,
Period ended Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv(1)	Serv Cl

Investment income

Dividend income	$ —	$ 33,486	$ 96,777	$ 88	$ 18,472
Variable account expenses	6,552	46,496	27,001	65	38,567

Investment income (loss) — net	(6,552)	(13,010)	69,776	23	(20,095)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	209,952	1,462,989	1,143,079	79	1,008,495
Cost of investments sold	140,632	1,093,086	1,098,578	77	735,436

Net realized gain (loss) on sales of investments	69,320	369,903	44,501	2	273,059
Distributions from capital gains	—	—	—	617	138,818
Net change in unrealized appreciation or depreciation of investments	173,093	946,316	279,343	1,116	717,910

Net gain (loss) on investments	242,413	1,316,219	323,844	1,735	1,129,787

Net increase (decrease) in net assets resulting from operations	$235,861	$1,303,209	$ 393,620	$1,758	$1,109,692

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	MFS	MFS	MS UIF Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

Investment income

Dividend income	$ —	$ 199,551	$ 108,254	$ 5,134	$ 20,082
Variable account expenses	23,720	87,142	26,008	20,268	13,641

Investment income (loss) — net	(23,720)	112,409	82,246	(15,134)	6,441

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	720,453	2,625,691	764,564	965,131	427,345
Cost of investments sold	581,785	2,165,146	658,797	883,683	397,891

Net realized gain (loss) on sales of investments	138,668	460,545	105,767	81,448	29,454
Distributions from capital gains	23,662	177,572	—	48,524	—
Net change in unrealized appreciation or depreciation of investments	809,531	917,993	(136,081)	564,083	194,955

Net gain (loss) on investments	971,861	1,556,110	(30,314)	694,055	224,409

Net increase (decrease) in net assets resulting from operations	$948,141	$1,668,519	$ 51,932	$678,921	$230,850

	Oppen	Oppen Global	Oppen Main St	PIMCO VIT	PIMCO VIT
	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,	Glb MA, Man
Year ended Dec. 31, 2013 (continued)	Serv	Srv	Serv	Advisor Cl	Alloc Adv Cl

Investment income

Dividend income	$ 77,299	$ 1,708,447	$ 16,318	$ 887,234	$ 2,994
Variable account expenses	60,804	336,195	21,579	199,322	1,038

Investment income (loss) — net	16,495	1,372,252	(5,261)	687,912	1,956

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,573,931	8,529,549	480,905	9,236,133	81,186
Cost of investments sold	1,296,305	8,072,249	337,996	9,202,972	79,909

Net realized gain (loss) on sales of investments	277,626	457,300	142,909	33,161	1,277
Distributions from capital gains	—	—	28,170	—	—
Net change in unrealized appreciation or depreciation of investments	1,212,754	(2,290,664)	604,273	(1,017,779)	(11,689)

Net gain (loss) on investments	1,490,380	(1,833,364)	775,352	(984,618)	(10,412)

Net increase (decrease) in net assets resulting from operations	$1,506,875	$ (461,112)	$770,091	$ (296,706)	$ (8,456)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  17

Statements of Operations

	PIMCO VIT	Put VT	Royce	Third	VanEck VIP
	Tot Return,	Multi-Cap Gro,	Micro-Cap,	Ave	Global Gold,
Period ended Dec. 31, 2013 (continued)	Advisor Cl(1)	Cl IB	Invest Cl	Val	Cl S(1)

Investment income

Dividend income	$ 3,414	$ 4,040	$ 4,598	$ 42,653	$ —
Variable account expenses	1,523	6,386	7,641	11,345	257

Investment income (loss) — net	1,891	(2,346)	(3,043)	31,308	(257)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	19,349	268,848	251,097	184,864	40,266
Cost of investments sold	19,798	193,027	203,221	204,924	35,696

Net realized gain (loss) on sales of investments	(449)	75,821	47,876	(20,060)	4,570
Distributions from capital gains	2,547	—	24,094	—	—
Net change in unrealized appreciation or depreciation of investments	(10,375)	159,587	91,535	202,135	(11,912)

Net gain (loss) on investments	(8,277)	235,408	163,505	182,075	(7,342)

Net increase (decrease) in net assets resulting from operations	$ (6,386)	$233,062	$160,462	$213,383	$ (7,599)

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	VP	VP	VP AQR Man	VP BR Gl Infl	VP
	Aggr,	Aggr,	Fut Strategy,	Prot Sec,	Conserv,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2(1)	Cl 3	Cl 2

Investment income

Dividend income	$ —	$ —	$ 960	$ —	$ —
Variable account expenses	437,636	853,228	508	137,229	606,125

Investment income (loss) — net	(437,636)	(853,228)	452	(137,229)	(606,125)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,899,907	23,960,685	3,146	7,278,260	27,106,495
Cost of investments sold	3,219,337	17,465,856	3,146	7,589,094	25,000,026

Net realized gain (loss) on sales of investments	680,570	6,494,829	—	(310,834)	2,106,469
Distributions from capital gains	—	—	209	511,977	—
Net change in unrealized appreciation or depreciation of investments	7,890,145	10,591,220	7,041	(1,062,909)	(352,675)

Net gain (loss) on investments	8,570,715	17,086,049	7,250	(861,766)	1,753,794

Net increase (decrease) in net assets resulting from operations	$8,133,079	$16,232,821	$7,702	$ (998,995)	$ 1,147,669

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

		VP GS
	VP	Commodity	VP	VP	VP
	Conserv,	Strategy,	Mod,	Mod,	Mod Aggr,
Period ended Dec. 31, 2013 (continued)	Cl 4	Cl 2(1)	Cl 2	Cl 4	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	1,024,732	121	4,037,725	7,601,805	1,906,890

Investment income (loss) — net	(1,024,732)	(121)	(4,037,725)	(7,601,805)	(1,906,890)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	57,331,460	22,517	59,568,185	128,753,037	31,485,194
Cost of investments sold	50,961,645	22,790	51,529,785	100,850,567	26,720,136

Net realized gain (loss) on sales of investments	6,369,815	(273)	8,038,400	27,902,470	4,765,058
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,148,685)	(644)	34,334,372	58,510,473	24,631,930

Net gain (loss) on investments	3,221,130	(917)	42,372,772	86,412,943	29,396,988

Net increase (decrease) in net assets resulting from operations	$ 2,196,398	$ (1,038)	$38,335,047	$ 78,811,138	$27,490,098

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Operations

	VP Mod	VP Mod	VP Mod	VP Ptnrs	VP Pyrford
	Aggr,	Conserv,	Conserv,	Sm Cap Val,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 3	Cl 2(1)

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ 82
Variable account expenses	3,758,537	1,207,355	2,041,593	79,394	72

Investment income (loss) — net	(3,758,537)	(1,207,355)	(2,041,593)	(79,394)	10

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	106,134,479	26,497,167	65,706,123	2,129,576	341
Cost of investments sold	79,889,595	23,683,121	54,774,767	1,424,577	333

Net realized gain (loss) on sales of investments	26,244,884	2,814,046	10,931,356	704,999	8
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	33,743,095	5,214,045	3,622,123	1,985,218	1,105

Net gain (loss) on investments	59,987,979	8,028,091	14,553,479	2,690,217	1,113

Net increase (decrease) in net assets resulting from operations	$ 56,229,442	$ 6,820,736	$12,511,886	$2,610,823	$1,123

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

					WF Adv
	VP Sit	VP Vty			VT Index
	Divd Gro,	Estb Val,	Wanger	Wanger	Asset Alloc,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Investment income

Dividend income	$ —	$ —	$ 439,505	$ 31,488	$ 38,196
Variable account expenses	32,226	5,507	150,278	203,992	19,895

Investment income (loss) — net	(32,226)	(5,507)	289,227	(172,504)	18,301

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	902,887	137,723	3,897,041	5,128,197	660,719
Cost of investments sold	653,543	101,295	3,208,294	4,026,944	551,844

Net realized gain (loss) on sales of investments	249,344	36,428	688,747	1,101,253	108,875
Distributions from capital gains	—	—	1,153,910	1,997,135	—
Net change in unrealized appreciation or depreciation of investments	648,569	144,218	1,134,038	3,513,458	282,037

Net gain (loss) on investments	897,913	180,646	2,976,695	6,611,846	390,912

Net increase (decrease) in net assets resulting from operations	$865,687	$175,139	$3,265,922	$6,439,342	$409,213

			WF Adv VT	WF Adv VT	WA Var Global
			Intl Eq,	Sm Cap Gro,	Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)			Cl 2	Cl 2	Cl II(1)

Investment income

Dividend income			$ 60,623	$ —	$ 2,929
Variable account expenses			25,554	38,237	162

Investment income (loss) — net			35,069	(38,237)	2,767

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales			584,273	1,360,649	9,441
Cost of investments sold			521,964	1,070,787	9,401

Net realized gain (loss) on sales of investments			62,309	289,862	40
Distributions from capital gains			140,976	211,091	—
Net change in unrealized appreciation or depreciation of investments			249,820	1,167,076	(1,951)

Net gain (loss) on investments			453,105	1,668,029	(1,911)

Net increase (decrease) in net assets resulting from operations			$488,174	$1,629,792	$ 856

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  19

Statements of Changes in Net Assets

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Period ended Dec. 31, 2013	Cl B(2)	Cl B	Cl B	Cl B	Class III(3)

Operations

Investment income (loss) — net	$(12)	$(12,049)	$16,292	$547,337	$(947)
Net realized gain (loss) on sales of investments	1	23,121	243,793	(393,941)	196
Distributions from capital gains	6	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	227	253,010	1,632,093	2,071,986	24,768

Net increase (decrease) in net assets resulting from operations	222	264,082	1,892,178	2,225,382	24,017

Contract transactions

Contract purchase payments	1,650	71,504	122,056	244,581	58,016
Net transfers(1)	6,741	(160,138)	70,850	(955,676)	278,430
Transfers for policy loans	—	253	4,605	4,289	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,074)	(29)
Contract charges	(6)	(1,619)	(3,958)	(15,166)	(57)
Contract terminations:
Surrender benefits	—	(53,687)	(965,889)	(1,504,412)	(8,703)
Death benefits	—	(12,892)	(45,414)	(140,620)	—

Increase (decrease) from contract transactions	8,385	(156,579)	(817,750)	(2,371,078)	327,657

Net assets at beginning of year	—	1,313,879	6,083,749	11,543,261	—

Net assets at end of year	$8,607	$1,421,382	$7,158,177	$11,397,565	$351,674

Accumulation unit activity

Units outstanding at beginning of year	—	1,161,392	4,694,062	8,975,143	—
Contract purchase payments	—	58,837	83,982	197,047	57,062
Net transfers(1)	6,450	(136,764)	57,120	(729,824)	280,230
Transfers for policy loans	—	204	2,926	6,100	—
Contract charges	(5)	(1,319)	(2,609)	(10,153)	(57)
Contract terminations:
Surrender benefits	—	(44,807)	(637,333)	(977,200)	(8,054)
Death benefits	—	(10,363)	(28,373)	(93,072)	—

Units outstanding at end of year	6,445	1,027,180	4,169,775	7,368,041	329,181

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Year ended Dec. 31, 2013 (continued)	Cl I	Cl II	Cl II	Cl I	Cl III

Operations

Investment income (loss) — net	$4,147	$6,889	$(14,132)	$9,170	$17,086
Net realized gain (loss) on sales of investments	15,638	230,285	128,655	20,266	17,285
Distributions from capital gains	—	70,233	—	—	136,761
Net change in unrealized appreciation or depreciation of investments	74,625	902,295	725,487	268,840	82,249

Net increase (decrease) in net assets resulting from operations	94,410	1,209,702	840,010	298,276	253,381

Contract transactions

Contract purchase payments	5,262	77,911	30,315	16,506	130,530
Net transfers(1)	10,079	80,406	(47,075)	20,757	2,936,316
Transfers for policy loans	(2,266)	716	178	(2,398)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(158)	(2,868)	(2,112)	(460)	(851)
Contract terminations:
Surrender benefits	(69,279)	(422,363)	(156,724)	(118,501)	(224,625)
Death benefits	—	(33,223)	(4,824)	(21,220)	(6,259)

Increase (decrease) from contract transactions	(56,362)	(299,421)	(180,242)	(105,316)	2,835,111

Net assets at beginning of year	470,713	4,356,187	2,472,049	1,014,853	567,428

Net assets at end of year	$508,761	$5,266,468	$3,131,817	$1,207,813	$3,655,920

Accumulation unit activity

Units outstanding at beginning of year	459,282	3,310,469	1,994,433	502,400	551,006
Contract purchase payments	4,658	49,953	20,723	6,957	119,791
Net transfers(1)	8,825	41,241	(39,915)	10,130	2,670,804
Transfers for policy loans	(2,072)	513	126	(981)	—
Contract charges	(138)	(1,896)	(1,444)	(198)	(760)
Contract terminations:
Surrender benefits	(61,479)	(287,577)	(111,128)	(51,839)	(198,861)
Death benefits	—	(19,251)	(3,925)	(8,503)	(5,750)

Units outstanding at end of year	409,076	3,093,452	1,858,870	457,966	3,136,230

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  21

Statements of Changes in Net Assets

				Col VP
	Calvert	Col VP	Col VP	Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Period ended Dec. 31, 2013 (continued)	Bal	Cl 3	Cl 3	Cl 2(2)	Cl 2(3)

Operations

Investment income (loss) — net	$2,356	$(112,988)	$(157,556)	$(217)	$(344)
Net realized gain (loss) on sales of investments	43,816	374,909	1,168	(3)	442
Distributions from capital gains	137,719	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	76,068	1,621,974	(1,167)	(1,344)	12,398

Net increase (decrease) in net assets resulting from operations	259,959	1,883,895	(157,555)	(1,564)	12,496

Contract transactions

Contract purchase payments	23,586	313,607	879,673	32,643	10,540
Net transfers(1)	8,460	552,340	(2,777,338)	21,828	161,672
Transfers for policy loans	(581)	14,996	57,777	—	—
Adjustments to net assets allocated to contracts in payment period	—	(19,535)	(2,405)	—	—
Contract charges	(830)	(6,790)	(12,173)	(2)	(5)
Contract terminations:
Surrender benefits	(265,630)	(1,165,844)	(3,344,249)	(147)	(8,394)
Death benefits	—	(82,297)	(134,197)	—	—

Increase (decrease) from contract transactions	(234,995)	(393,523)	(5,332,912)	54,322	163,813

Net assets at beginning of year	1,600,715	9,566,032	19,717,362	—	—

Net assets at end of year	$1,625,679	$11,056,404	$14,226,895	$52,758	$176,309

Accumulation unit activity

Units outstanding at beginning of year	1,360,255	6,128,075	17,758,128	—	—
Contract purchase payments	18,219	215,358	807,056	32,645	9,212
Net transfers(1)	6,388	358,160	(2,572,143)	22,864	143,066
Transfers for policy loans	(350)	7,271	51,316	—	—
Contract charges	(634)	(4,021)	(11,028)	(3)	(4)
Contract terminations:
Surrender benefits	(205,306)	(719,091)	(3,014,481)	—	(7,082)
Death benefits	—	(47,256)	(124,642)	—	—

Units outstanding at end of year	1,178,572	5,938,496	12,894,206	55,506	145,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 3	Cl 3	Cl 2(3)	Cl 3

Operations

Investment income (loss) — net	$(5)	$1,537,068	$(358,798)	$3,779	$(59,611)
Net realized gain (loss) on sales of investments	—	152,364	1,885,070	(760)	447,719
Distributions from capital gains	—	1,965,453	—	242	—
Net change in unrealized appreciation or depreciation of investments	(94)	(5,196,050)	6,985,641	(7,850)	(837,408)

Net increase (decrease) in net assets resulting from operations	(99)	(1,541,165)	8,511,913	(4,589)	(449,300)

Contract transactions

Contract purchase payments	1,650	394,148	577,450	11,601	284,859
Net transfers(1)	4,345	(7,974,036)	(1,382,811)	185,735	(418,804)
Transfers for policy loans	—	1,801	(4,963)	—	22,363
Adjustments to net assets allocated to contracts in payment period	—	(21,894)	(23,241)	—	(3,361)
Contract charges	—	(59,705)	(29,881)	(115)	(15,917)
Contract terminations:
Surrender benefits	—	(5,560,789)	(4,433,023)	(790)	(1,530,580)
Death benefits	—	(501,400)	(310,983)	—	(125,240)

Increase (decrease) from contract transactions	5,995	(13,721,875)	(5,607,452)	196,431	(1,786,680)

Net assets at beginning of year	—	53,681,574	35,725,813	—	15,698,778

Net assets at end of year	$5,896	$38,418,534	$38,630,274	$191,842	$13,462,798

Accumulation unit activity

Units outstanding at beginning of year	—	33,305,917	21,896,098	—	7,079,354
Contract purchase payments	—	253,919	307,097	10,845	146,258
Net transfers(1)	4,527	(5,260,754)	(742,041)	200,583	(219,203)
Transfers for policy loans	—	356	(3,473)	—	11,641
Contract charges	—	(38,655)	(17,639)	(122)	(7,021)
Contract terminations:
Surrender benefits	—	(3,453,027)	(2,291,742)	(504)	(663,778)
Death benefits	—	(318,096)	(158,507)	—	(50,561)

Units outstanding at end of year	4,527	24,489,660	18,989,793	210,802	6,296,690

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  23

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$743,609	$1,074,849	$1,390,990	$33,953	$(37,665)
Net realized gain (loss) on sales of investments	(79,787)	431,223	(269,920)	126,536	241,922
Distributions from capital gains	101,811	—	1,099,750	—	—
Net change in unrealized appreciation or depreciation of investments	(2,160,653)	(539,549)	(1,792,981)	1,039,946	899,687

Net increase (decrease) in net assets resulting from operations	(1,395,020)	966,523	427,839	1,200,435	1,103,944

Contract transactions

Contract purchase payments	130,218	152,586	90,421	82,564	112,827
Net transfers(1)	(1,797,882)	(379,259)	(1,460,868)	(57,960)	(242,529)
Transfers for policy loans	(2,315)	(705)	(1,829)	9,441	(9,894)
Adjustments to net assets allocated to contracts in payment period	(2,179)	(11,586)	(1,880)	(6,465)	(2,056)
Contract charges	(18,185)	(9,961)	(18,425)	(3,178)	(5,620)
Contract terminations:
Surrender benefits	(1,615,589)	(2,917,684)	(1,028,415)	(624,111)	(403,558)
Death benefits	(113,036)	(179,923)	(117,149)	(54,990)	(34,693)

Increase (decrease) from contract transactions	(3,418,968)	(3,346,532)	(2,538,145)	(654,699)	(585,523)

Net assets at beginning of year	17,482,014	20,697,312	12,200,707	6,111,902	4,073,477

Net assets at end of year	$12,668,026	$18,317,303	$10,090,401	$6,657,638	$4,591,898

Accumulation unit activity

Units outstanding at beginning of year	9,863,758	9,759,131	7,235,143	4,915,375	5,859,612
Contract purchase payments	78,446	71,184	52,830	59,603	145,828
Net transfers(1)	(1,142,884)	(192,024)	(857,831)	(39,786)	(300,949)
Transfers for policy loans	(1,432)	(900)	(1,027)	5,918	(16,645)
Contract charges	(11,159)	(4,651)	(10,784)	(2,362)	(6,920)
Contract terminations:
Surrender benefits	(921,416)	(1,311,754)	(592,750)	(471,101)	(549,330)
Death benefits	(65,996)	(78,970)	(68,180)	(36,600)	(44,799)

Units outstanding at end of year	7,799,317	8,242,016	5,757,401	4,431,047	5,086,797

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(229,258)	$(73,282)	$(11,316)	$(43,916)	$(36,412)
Net realized gain (loss) on sales of investments	698,969	810,136	(15,942)	187,396	194,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,604,731	2,447,500	456,343	885,786	1,065,485

Net increase (decrease) in net assets resulting from operations	6,074,442	3,184,354	429,085	1,029,266	1,223,216

Contract transactions

Contract purchase payments	249,102	197,733	85,787	64,373	63,932
Net transfers(1)	(1,059,436)	(1,042,606)	72,510	(151,381)	137,517
Transfers for policy loans	17,454	3,609	(3,790)	11,073	(139)
Adjustments to net assets allocated to contracts in payment period	(26,832)	—	(786)	(4,443)	—
Contract charges	(38,936)	(15,120)	(1,571)	(2,420)	(3,836)
Contract terminations:
Surrender benefits	(2,289,892)	(963,665)	(186,291)	(404,389)	(359,688)
Death benefits	(196,583)	(116,286)	(12,972)	(78,395)	(44,364)

Increase (decrease) from contract transactions	(3,345,123)	(1,936,335)	(47,113)	(565,582)	(206,578)

Net assets at beginning of year	20,245,277	10,190,767	2,259,263	3,771,386	3,425,600

Net assets at end of year	$22,974,596	$11,438,786	$2,641,235	$4,235,070	$4,442,238

Accumulation unit activity

Units outstanding at beginning of year	17,790,938	8,483,963	2,207,192	3,123,359	2,521,410
Contract purchase payments	191,265	142,045	79,880	46,482	39,866
Net transfers(1)	(900,353)	(762,278)	65,312	(105,898)	91,394
Transfers for policy loans	7,966	2,596	(2,948)	8,756	(23)
Contract charges	(30,632)	(10,615)	(1,423)	(1,764)	(2,334)
Contract terminations:
Surrender benefits	(1,855,943)	(695,055)	(170,028)	(287,099)	(212,859)
Death benefits	(146,380)	(83,845)	(11,551)	(53,340)	(25,663)

Units outstanding at end of year	15,056,861	7,076,811	2,166,434	2,730,496	2,411,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  25

Statements of Changes in Net Assets

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(333)	$(67,916)	$(10,557)	$(22,110)	$(27,509)
Net realized gain (loss) on sales of investments	(15)	710,275	95,914	138,443	24,649
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(643)	1,354,958	274,874	821,643	(288,827)

Net increase (decrease) in net assets resulting from operations	(991)	1,997,317	360,231	937,976	(291,687)

Contract transactions

Contract purchase payments	1,438	775,872	12,200	28,234	97,161
Net transfers(1)	89,753	(397,946)	116,619	397,541	(1,801,402)
Transfers for policy loans	—	13,448	142	765	(3,811)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,003)	(6,701)
Contract charges	(7)	(3,113)	(573)	(1,688)	(6,145)
Contract terminations:
Surrender benefits	(1,358)	(1,111,530)	(92,920)	(393,286)	(1,689,499)
Death benefits	—	—	(9,972)	—	(262,604)

Increase (decrease) from contract transactions	89,826	(723,269)	25,496	30,563	(3,673,001)

Net assets at beginning of year	—	6,742,926	1,014,868	2,022,644	12,363,063

Net assets at end of year	$88,835	$8,016,974	$1,400,595	$2,991,183	$8,398,375

Accumulation unit activity

Units outstanding at beginning of year	—	5,966,435	818,409	1,320,884	9,924,056
Contract purchase payments	1,297	562,274	8,415	14,136	78,990
Net transfers(1)	93,526	(271,690)	67,697	221,546	(1,511,675)
Transfers for policy loans	—	10,461	100	425	(2,921)
Contract charges	(7)	(2,418)	(389)	(885)	(5,126)
Contract terminations:
Surrender benefits	(1,333)	(864,675)	(62,179)	(202,806)	(1,348,997)
Death benefits	—	—	(6,654)	—	(227,753)

Units outstanding at end of year	93,483	5,400,387	825,399	1,353,300	6,906,574

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Year ended Dec. 31, 2013 (continued)	Return	Cl B	Inc	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$(20,559)	$4,952	$300,087	$(22,818)	$12,954
Net realized gain (loss) on sales of investments	(291,951)	(1,862)	45,190	794,142	98,210
Distributions from capital gains	—	—	70,054	7,542	—
Net change in unrealized appreciation or depreciation of investments	36,863	(7,093)	(86,083)	5,950,878	305,337

Net increase (decrease) in net assets resulting from operations	(275,647)	(4,003)	329,248	6,729,744	416,501

Contract transactions

Contract purchase payments	53,778	97,942	141,962	858,163	20,968
Net transfers(1)	(222,040)	286,891	2,129,427	614,569	(58,245)
Transfers for policy loans	917	46	(558)	3,897	2,655
Adjustments to net assets allocated to contracts in payment period	—	—	(655)	(8,541)	(62)
Contract charges	(1,675)	(321)	(12,499)	(16,560)	(583)
Contract terminations:
Surrender benefits	(320,799)	(32,596)	(1,117,257)	(3,050,606)	(351,892)
Death benefits	(7,824)	(7,507)	(46,659)	(65,823)	—

Increase (decrease) from contract transactions	(497,643)	344,455	1,093,761	(1,664,901)	(387,159)

Net assets at beginning of year	2,709,282	310,823	11,023,245	23,382,430	1,426,321

Net assets at end of year	$1,935,992	$651,275	$12,446,254	$28,447,273	$1,455,663

Accumulation unit activity

Units outstanding at beginning of year	3,157,013	310,157	8,845,277	19,206,599	1,205,065
Contract purchase payments	66,414	98,346	111,884	614,524	15,180
Net transfers(1)	(279,218)	284,677	1,681,592	442,509	(42,100)
Transfers for policy loans	1,070	46	(395)	2,325	1,890
Contract charges	(2,124)	(320)	(9,860)	(11,786)	(425)
Contract terminations:
Surrender benefits	(399,485)	(32,827)	(875,803)	(2,235,930)	(249,021)
Death benefits	(9,901)	(7,526)	(36,874)	(47,398)	—

Units outstanding at end of year	2,533,769	652,553	9,715,821	17,970,843	930,589

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  27

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Period ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl 2(2)	Cl 2	Cl 2(2)

Operations

Investment income (loss) — net	$(14,536)	$1,903	$139,499	$291,612	$(2,633)
Net realized gain (loss) on sales of investments	183,577	1,661	3,576	(270,934)	2,569
Distributions from capital gains	400,723	1,742	31,606	—	—
Net change in unrealized appreciation or depreciation of investments	373,703	113,566	(106,477)	109,342	75,836

Net increase (decrease) in net assets resulting from operations	943,467	118,872	68,204	130,020	75,772

Contract transactions

Contract purchase payments	28,648	12,085	32,973	123,086	48,732
Net transfers(1)	(109,468)	8,145	3,902,332	188,595	1,834,406
Transfers for policy loans	4,174	28	—	4,851	—
Adjustments to net assets allocated to contracts in payment period	(1,809)	—	—	(861)	—
Contract charges	(1,242)	(178)	(705)	(5,480)	(191)
Contract terminations:
Surrender benefits	(506,197)	(40,933)	(125,130)	(832,915)	(33,915)
Death benefits	(70,450)	(9,372)	—	(64,465)	—

Increase (decrease) from contract transactions	(656,344)	(30,225)	3,809,470	(587,189)	1,849,032

Net assets at beginning of year	2,992,896	423,856	—	8,047,268	—

Net assets at end of year	$3,280,019	$512,503	$3,877,674	$7,590,099	$1,924,804

Accumulation unit activity

Units outstanding at beginning of year	1,282,861	382,768	—	5,008,283	—
Contract purchase payments	10,494	9,763	32,285	73,543	45,975
Net transfers(1)	(40,725)	6,407	4,034,805	228,952	1,782,377
Transfers for policy loans	1,513	24	—	2,470	—
Contract charges	(468)	(143)	(723)	(3,523)	(183)
Contract terminations:
Surrender benefits	(184,148)	(33,908)	(127,367)	(454,462)	(32,068)
Death benefits	(25,712)	(7,288)	—	(34,984)	—

Units outstanding at end of year	1,043,815	357,623	3,939,000	4,820,279	1,796,101

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

28  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Sm Cap Val,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(2)	Inst	Inst	Inst

Operations

Investment income (loss) — net	$40,284	$5,818	$(7,081)	$332	$14,668
Net realized gain (loss) on sales of investments	600,666	(2,307)	491,745	3,884	271,369
Distributions from capital gains	164,967	1,928	957,591	41,896	—
Net change in unrealized appreciation or depreciation of investments	2,156,135	(3,917)	1,888,461	47,979	1,746,432

Net increase (decrease) in net assets resulting from operations	2,962,052	1,522	3,330,716	94,091	2,032,469

Contract transactions

Contract purchase payments	196,790	68,028	165,161	6,692	110,453
Net transfers(1)	(278,820)	372,849	(577,520)	(729)	(453,110)
Transfers for policy loans	2,513	—	(6,955)	(451)	418
Adjustments to net assets allocated to contracts in payment period	—	—	(3,122)	—	(603)
Contract charges	(4,540)	(299)	(12,068)	(86)	(16,550)
Contract terminations:
Surrender benefits	(1,231,229)	(1,474)	(1,499,388)	(6,577)	(692,167)
Death benefits	(66,842)	—	(116,854)	—	(58,327)

Increase (decrease) from contract transactions	(1,382,128)	439,104	(2,050,746)	(1,151)	(1,109,886)

Net assets at beginning of year	9,110,871	—	11,302,625	276,246	6,035,267

Net assets at end of year	$10,690,795	$440,626	$12,582,595	$369,186	$6,957,850

Accumulation unit activity

Units outstanding at beginning of year	4,575,183	—	4,252,377	171,671	5,647,127
Contract purchase payments	94,261	68,803	55,052	3,519	90,512
Net transfers(1)	(87,177)	380,611	(185,019)	(553)	(359,208)
Transfers for policy loans	1,016	—	(2,059)	(221)	337
Contract charges	(1,935)	(300)	(3,793)	(47)	(11,963)
Contract terminations:
Surrender benefits	(466,619)	(1,038)	(479,423)	(3,616)	(543,597)
Death benefits	(27,816)	—	(40,425)	—	(45,851)

Units outstanding at end of year	4,086,913	448,076	3,596,710	170,753	4,777,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  29

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Global Hlth,	Intl Gro,
Period ended Dec. 31, 2013 (continued)	Ser I	Ser II(2)	Ser II	Ser II	Ser II

Operations

Investment income (loss) — net	$(1,321)	$1,491	$53,144	$(10,320)	$5,616
Net realized gain (loss) on sales of investments	1,010	(1,344)	665,271	171,216	134,808
Distributions from capital gains	—	5,129	—	—	—
Net change in unrealized appreciation or depreciation of investments	94,047	(6,795)	2,350,211	739,921	562,385

Net increase (decrease) in net assets resulting from operations	93,736	(1,519)	3,068,626	900,817	702,809

Contract transactions

Contract purchase payments	6,656	26,865	157,668	67,954	68,872
Net transfers(1)	(1,539)	361,754	(762,619)	171,936	145,974
Transfers for policy loans	—	—	(5,939)	315	2,070
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(166)	(67)	(29,674)	(2,453)	(5,923)
Contract terminations:
Surrender benefits	(11,918)	(12,941)	(1,362,528)	(233,826)	(352,389)
Death benefits	—	—	(133,286)	(34,241)	(29,477)

Increase (decrease) from contract transactions	(6,967)	375,611	(2,136,378)	(30,315)	(170,873)

Net assets at beginning of year	247,306	—	9,798,269	2,286,479	4,146,775

Net assets at end of year	$334,075	$374,092	$10,730,517	$3,156,981	$4,678,711

Accumulation unit activity

Units outstanding at beginning of year	255,200	—	7,872,821	1,717,959	3,007,033
Contract purchase payments	6,015	25,911	107,710	45,519	46,976
Net transfers(1)	(1,453)	366,278	(520,430)	113,358	90,575
Transfers for policy loans	—	—	(4,190)	190	1,304
Contract charges	(150)	(68)	(18,974)	(1,529)	(4,120)
Contract terminations:
Surrender benefits	(11,358)	(12,754)	(922,047)	(147,254)	(231,419)
Death benefits	—	—	(87,081)	(19,452)	(19,905)

Units outstanding at end of year	248,254	379,367	6,427,809	1,708,791	2,890,444

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Asset	Enterprise,	Flex Bond,	Gbl Alloc Mod,
Period ended Dec. 31, 2013 (continued)	Ser I	Strategy(2)	Serv	Serv(2)	Serv

Operations

Investment income (loss) — net	$(2,058)	$(1,189)	$(3,444)	$1,619	$147
Net realized gain (loss) on sales of investments	13,879	559	64,092	(208)	97
Distributions from capital gains	—	—	—	—	214
Net change in unrealized appreciation or depreciation of investments	126,318	40,472	129,089	(551)	893

Net increase (decrease) in net assets resulting from operations	138,139	39,842	189,737	860	1,351

Contract transactions

Contract purchase payments	4,409	24,817	11,030	92,846	506
Net transfers(1)	(32,337)	532,993	(29,634)	88,021	15,836
Transfers for policy loans	(3,385)	—	(913)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(973)	—	—
Contract charges	(249)	(21)	(318)	(32)	(11)
Contract terminations:
Surrender benefits	(45,398)	(1,127)	(115,794)	(288)	(83)
Death benefits	(5,204)	—	—	—	—

Increase (decrease) from contract transactions	(82,164)	556,662	(136,602)	180,547	16,248

Net assets at beginning of year	432,019	—	660,433	—	1,493

Net assets at end of year	$487,994	$596,504	$713,568	$181,407	$19,092

Accumulation unit activity

Units outstanding at beginning of year	442,062	—	829,558	—	—
Contract purchase payments	3,945	20,542	12,182	93,567	248
Net transfers(1)	(28,793)	475,120	(32,230)	89,603	14,443
Transfers for policy loans	(3,230)	—	(1,165)	—	—
Contract charges	(222)	(18)	(352)	(33)	(10)
Contract terminations:
Surrender benefits	(41,751)	(654)	(124,256)	—	—
Death benefits	(4,469)	—	—	—	—

Units outstanding at end of year	367,542	494,990	683,737	183,137	14,681

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  31

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret	MFS Inv
	Global Tech,	Janus,	Overseas,	Global Dyn MA,	Gro Stock,
Period ended Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv(2)	Serv Cl

Operations

Investment income (loss) — net	$(6,552)	$(13,010)	$69,776	$23	$(20,095)
Net realized gain (loss) on sales of investments	69,320	369,903	44,501	2	273,059
Distributions from capital gains	—	—	—	617	138,818
Net change in unrealized appreciation or depreciation of investments	173,093	946,316	279,343	1,116	717,910

Net increase (decrease) in net assets resulting from operations	235,861	1,303,209	393,620	1,758	1,109,692

Contract transactions

Contract purchase payments	12,675	65,431	40,295	1,650	56,172
Net transfers(1)	(48,920)	(816,992)	(368,781)	35,564	194,505
Transfers for policy loans	1,047	(4,286)	(433)	—	817
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(350)	(10,605)	(1,432)	(4)	(2,108)
Contract terminations:
Surrender benefits	(123,589)	(446,771)	(661,156)	(9)	(560,551)
Death benefits	—	(30,136)	(40,104)	—	(14,407)

Increase (decrease) from contract transactions	(159,137)	(1,243,359)	(1,031,611)	37,201	(325,572)

Net assets at beginning of year	769,420	5,165,589	3,663,731	—	3,980,923

Net assets at end of year	$846,144	$5,225,439	$3,025,740	$38,959	$4,765,043

Accumulation unit activity

Units outstanding at beginning of year	1,245,290	4,884,924	2,483,677	—	4,327,064
Contract purchase payments	17,879	54,668	26,219	—	52,165
Net transfers(1)	(69,751)	(691,856)	(221,510)	33,103	123,213
Transfers for policy loans	1,505	(3,357)	(478)	—	1,217
Contract charges	(518)	(8,899)	(936)	(4)	(1,973)
Contract terminations:
Surrender benefits	(176,897)	(373,044)	(432,931)	(8)	(568,149)
Death benefits	—	(26,197)	(27,245)	—	(11,885)

Units outstanding at end of year	1,017,508	3,836,239	1,826,796	33,091	3,921,652

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	MFS	MFS	MS UIF Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

Operations

Investment income (loss) — net	$(23,720)	$112,409	$82,246	$(15,134)	$6,441
Net realized gain (loss) on sales of investments	138,668	460,545	105,767	81,448	29,454
Distributions from capital gains	23,662	177,572	—	48,524	—
Net change in unrealized appreciation or depreciation of investments	809,531	917,993	(136,081)	564,083	194,955

Net increase (decrease) in net assets resulting from operations	948,141	1,668,519	51,932	678,921	230,850

Contract transactions

Contract purchase payments	35,191	221,319	37,795	103,731	22,834
Net transfers(1)	(38,863)	(361,446)	283,101	(425,735)	(222,477)
Transfers for policy loans	1,917	(925)	(1,970)	(2,541)	337
Adjustments to net assets allocated to contracts in payment period	—	(1,996)	—	—	—
Contract charges	(1,617)	(5,911)	(3,388)	(1,614)	(2,965)
Contract terminations:
Surrender benefits	(416,760)	(1,367,432)	(269,828)	(308,642)	(113,583)
Death benefits	(24,832)	(37,456)	(29,021)	(7,854)	(1,635)

Increase (decrease) from contract transactions	(444,964)	(1,553,847)	16,689	(642,655)	(317,489)

Net assets at beginning of year	2,621,408	9,194,267	2,819,073	2,284,813	1,540,822

Net assets at end of year	$3,124,585	$9,308,939	$2,887,694	$2,321,079	$1,454,183

Accumulation unit activity

Units outstanding at beginning of year	1,962,824	4,250,226	2,338,328	1,686,877	1,577,770
Contract purchase payments	22,069	116,805	30,261	66,727	21,145
Net transfers(1)	(31,442)	(183,136)	227,907	(291,505)	(204,643)
Transfers for policy loans	1,177	(587)	(1,529)	(1,449)	325
Contract charges	(998)	(2,586)	(2,730)	(999)	(2,771)
Contract terminations:
Surrender benefits	(267,242)	(523,221)	(215,665)	(207,875)	(110,994)
Death benefits	(14,449)	(17,118)	(23,787)	(5,500)	(1,518)

Units outstanding at end of year	1,671,939	3,640,383	2,352,785	1,246,276	1,279,314

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  33

Statements of Changes in Net Assets

	Oppen	Oppen Global	Oppen Main St	PIMCO VIT	PIMCO VIT
	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,	Glb MA Man Alloc,
Year ended Dec. 31, 2013 (continued)	Serv	Srv	Serv	Advisor Cl	Adv Cl

Operations

Investment income (loss) — net	$16,495	$1,372,252	$(5,261)	$687,912	$1,956
Net realized gain (loss) on sales of investments	277,626	457,300	142,909	33,161	1,277
Distributions from capital gains	—	—	28,170	—	—
Net change in unrealized appreciation or depreciation of investments	1,212,754	(2,290,664)	604,273	(1,017,779)	(11,689)

Net increase (decrease) in net assets resulting from operations	1,506,875	(461,112)	770,091	(296,706)	(8,456)

Contract transactions

Contract purchase payments	187,078	346,961	88,549	792,701	10,557
Net transfers(1)	(248,498)	(34,410)	(23,529)	(3,766,099)	2,009
Transfers for policy loans	1,452	(1,843)	(2,606)	(6,572)	—
Adjustments to net assets allocated to contracts in payment period	—	(7,021)	—	—	—
Contract charges	(2,066)	(36,827)	(1,054)	(18,001)	(18)
Contract terminations:
Surrender benefits	(806,566)	(3,980,311)	(258,280)	(2,351,955)	(609)
Death benefits	(40,838)	(411,048)	(3,807)	(72,015)	(6,816)

Increase (decrease) from contract transactions	(909,438)	(4,124,499)	(200,727)	(5,421,941)	5,123

Net assets at beginning of year	6,315,979	38,831,419	2,057,994	22,364,779	109,715

Net assets at end of year	$6,913,416	$34,245,808	$2,627,358	$16,646,132	$106,382

Accumulation unit activity

Units outstanding at beginning of year	4,463,517	25,950,693	1,483,207	15,559,850	105,368
Contract purchase payments	115,321	234,119	49,626	618,527	10,156
Net transfers(1)	(151,644)	(9,271)	(16,887)	(2,772,874)	3,638
Transfers for policy loans	824	(1,089)	(1,538)	(4,327)	—
Contract charges	(1,324)	(24,878)	(619)	(12,590)	(18)
Contract terminations:
Surrender benefits	(487,133)	(2,646,422)	(148,848)	(1,642,827)	(526)
Death benefits	(25,335)	(277,637)	(1,965)	(50,129)	(6,760)

Units outstanding at end of year	3,914,226	23,225,515	1,362,976	11,695,630	111,858

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	PIMCO VIT	Put VT	Royce	Third	VanEck VIP
	Tot Return,	Multi-Cap Gro,	Micro-Cap,	Ave	Global Gold,
Period ended Dec. 31, 2013 (continued)	Advisor Cl(2)	Cl IB	Invest Cl	Val	Cl S(2)

Operations

Investment income (loss) — net	$1,891	$(2,346)	$(3,043)	$31,308	$(257)
Net realized gain (loss) on sales of investments	(449)	75,821	47,876	(20,060)	4,570
Distributions from capital gains	2,547	—	24,094	—	—
Net change in unrealized appreciation or depreciation of investments	(10,375)	159,587	91,535	202,135	(11,912)

Net increase (decrease) in net assets resulting from operations	(6,386)	233,062	160,462	213,383	(7,599)

Contract transactions

Contract purchase payments	46,400	10,690	9,956	11,117	10,638
Net transfers(1)	257,150	20,188	(47,566)	(79,097)	65,007
Transfers for policy loans	—	756	986	216	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(258)	(724)	(268)	(517)	(39)
Contract terminations:
Surrender benefits	(6,921)	(196,828)	(167,664)	(88,702)	(194)
Death benefits	—	(12,062)	—	—	—

Increase (decrease) from contract transactions	296,371	(177,980)	(204,556)	(156,983)	75,412

Net assets at beginning of year	—	748,244	859,828	1,265,268	—

Net assets at end of year	$289,985	$803,326	$815,734	$1,321,668	$67,813

Accumulation unit activity

Units outstanding at beginning of year	—	606,921	324,859	619,146	—
Contract purchase payments	156	7,524	3,483	4,889	10,248
Net transfers(1)	262,978	13,721	(15,842)	(35,462)	76,790
Transfers for policy loans	—	536	341	96	—
Contract charges	(260)	(510)	(94)	(232)	(44)
Contract terminations:
Surrender benefits	(1,328)	(138,035)	(55,125)	(39,892)	(43)
Death benefits	—	(8,741)	—	—	—

Units outstanding at end of year	261,546	481,416	257,622	548,545	86,951

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  35

Statements of Changes in Net Assets

	VP	VP	VP AQR Man	VP BR Gl Infl	VP
	Aggr,	Aggr,	Fut Strategy,	Prot Sec,	Conserv,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2(2)	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(437,636)	$(853,228)	$452	$(137,229)	$(606,125)
Net realized gain (loss) on sales of investments	680,570	6,494,829	—	(310,834)	2,106,469
Distributions from capital gains	—	—	209	511,977	—
Net change in unrealized appreciation or depreciation of investments	7,890,145	10,591,220	7,041	(1,062,909)	(352,675)

Net increase (decrease) in net assets resulting from operations	8,133,079	16,232,821	7,702	(998,995)	1,147,669

Contract transactions

Contract purchase payments	1,832,174	1,654,976	65,598	93,769	1,128,041
Net transfers(1)	7,479,131	(8,825,648)	102,657	(4,165,020)	(14,018,316)
Transfers for policy loans	(13,338)	(1,180)	—	(174)	4,284
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(339,194)	(528,482)	(16)	(31,316)	(415,367)
Contract terminations:
Surrender benefits	(680,022)	(4,563,738)	(2,830)	(1,522,779)	(3,394,027)
Death benefits	(601,279)	(214,680)	—	(182,376)	(758,393)

Increase (decrease) from contract transactions	7,677,472	(12,478,752)	165,409	(5,807,896)	(17,453,778)

Net assets at beginning of year	38,257,038	86,030,634	—	18,243,613	63,914,035

Net assets at end of year	$54,067,589	$89,784,703	$173,111	$11,436,722	$47,607,926

Accumulation unit activity

Units outstanding at beginning of year	31,561,956	70,793,226	—	13,377,899	56,492,573
Contract purchase payments	1,362,065	1,249,031	64,987	70,221	986,312
Net transfers(1)	5,605,777	(6,274,572)	104,408	(3,208,147)	(12,274,323)
Transfers for policy loans	(10,433)	(1,251)	—	(111)	3,807
Contract charges	(252,865)	(397,073)	(16)	(23,829)	(363,771)
Contract terminations:
Surrender benefits	(515,659)	(3,421,120)	(2,575)	(1,134,792)	(2,951,600)
Death benefits	(459,911)	(163,484)	—	(136,325)	(681,328)

Units outstanding at end of year	37,290,930	61,784,757	166,804	8,944,916	41,211,670

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

		VP GS
	VP	Commodity	VP	VP	VP
	Conserv,	Strategy,	Mod,	Mod,	Mod Aggr,
Period ended Dec. 31, 2013 (continued)	Cl 4	Cl 2(2)	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(1,024,732)	$(121)	$(4,037,725)	$(7,601,805)	$(1,906,890)
Net realized gain (loss) on sales of investments	6,369,815	(273)	8,038,400	27,902,470	4,765,058
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,148,685)	(644)	34,334,372	58,510,473	24,631,930

Net increase (decrease) in net assets resulting from operations	2,196,398	(1,038)	38,335,047	78,811,138	27,490,098

Contract transactions

Contract purchase payments	849,789	14,273	15,755,824	5,663,249	7,951,449
Net transfers(1)	(37,483,047)	31,118	13,310,934	7,989,199	13,276,602
Transfers for policy loans	216	—	54,236	17,467	(11,674)
Adjustments to net assets allocated to contracts in payment period	—	—	(9,806)	—	(7,619)
Contract charges	(604,479)	(2)	(3,308,084)	(4,726,341)	(1,732,710)
Contract terminations:
Surrender benefits	(7,873,597)	(11,165)	(10,470,984)	(51,727,791)	(5,430,445)
Death benefits	(2,461,753)	—	(2,691,450)	(6,977,251)	(1,277,259)

Increase (decrease) from contract transactions	(47,572,871)	34,224	12,640,670	(49,761,468)	12,768,344

Net assets at beginning of year	126,457,875	—	365,766,053	778,788,085	176,036,050

Net assets at end of year	$81,081,402	$33,186	$416,741,770	$807,837,755	$216,294,492

Accumulation unit activity

Units outstanding at beginning of year	111,430,849	—	306,958,510	652,210,178	145,874,791
Contract purchase payments	741,310	13,452	12,632,200	4,511,762	6,157,622
Net transfers(1)	(32,650,521)	33,161	10,889,354	6,677,432	10,409,035
Transfers for policy loans	250	—	43,722	13,725	(8,788)
Contract charges	(526,499)	(3)	(2,635,014)	(3,758,455)	(1,336,286)
Contract terminations:
Surrender benefits	(6,865,711)	(12,155)	(8,332,958)	(41,195,917)	(4,216,025)
Death benefits	(2,152,555)	—	(2,209,537)	(5,569,001)	(957,120)

Units outstanding at end of year	69,977,123	34,455	317,346,277	612,889,724	155,923,229

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  37

Statements of Changes in Net Assets

	VP Mod	VP Mod	VP Mod	VP Ptnrs	VP Pyrford
	Aggr,	Conserv,	Conserv,	Sm Cap Val,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 4	Cl 3	Cl 2(2)

Operations

Investment income (loss) — net	$(3,758,537)	$(1,207,355)	$(2,041,593)	$(79,394)	$10
Net realized gain (loss) on sales of investments	26,244,884	2,814,046	10,931,356	704,999	8
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	33,743,095	5,214,045	3,622,123	1,985,218	1,105

Net increase (decrease) in net assets resulting from operations	56,229,442	6,820,736	12,511,886	2,610,823	1,123

Contract transactions

Contract purchase payments	4,517,458	4,848,238	1,638,021	83,285	2,550
Net transfers(1)	(25,217,920)	(8,706,979)	(33,310,426)	(979,095)	31,615
Transfers for policy loans	(102,803)	(13,945)	24,134	(3,435)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2,331,991)	(791,558)	(1,129,098)	(18,895)	(2)
Contract terminations:
Surrender benefits	(21,410,112)	(2,834,462)	(13,704,310)	(966,913)	(236)
Death benefits	(1,138,253)	(1,517,465)	(1,541,588)	(46,616)	—

Increase (decrease) from contract transactions	(45,683,621)	(9,016,171)	(48,023,267)	(1,931,669)	33,927

Net assets at beginning of year	375,620,981	116,533,351	228,478,572	8,577,278	—

Net assets at end of year	$386,166,802	$114,337,916	$192,967,191	$9,256,432	$35,050

Accumulation unit activity

Units outstanding at beginning of year	310,574,215	100,586,815	196,021,868	4,411,182	—
Contract purchase payments	3,484,739	4,137,812	1,361,115	40,251	879
Net transfers(1)	(17,176,030)	(7,238,627)	(27,694,470)	(461,713)	31,029
Transfers for policy loans	(76,495)	(11,632)	20,112	(1,126)	—
Contract charges	(1,793,449)	(661,255)	(939,968)	(8,217)	(2)
Contract terminations:
Surrender benefits	(16,418,064)	(2,363,821)	(11,417,033)	(404,364)	(160)
Death benefits	(880,267)	(1,275,685)	(1,288,301)	(18,647)	—

Units outstanding at end of year	277,714,649	93,173,607	156,063,323	3,557,366	31,746

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

38  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

					WF Adv
	VP Sit	VP Vty			VT Index
	Divd Gro,	Estb Val,	Wanger	Wanger	Asset Alloc,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Operations

Investment income (loss) — net	$(32,226)	$(5,507)	$289,227	$(172,504)	$18,301
Net realized gain (loss) on sales of investments	249,344	36,428	688,747	1,101,253	108,875
Distributions from capital gains	—	—	1,153,910	1,997,135	—
Net change in unrealized appreciation or depreciation of investments	648,569	144,218	1,134,038	3,513,458	282,037

Net increase (decrease) in net assets resulting from operations	865,687	175,139	3,265,922	6,439,342	409,213

Contract transactions

Contract purchase payments	69,577	7,875	249,414	306,997	37,973
Net transfers(1)	(468,071)	83,574	(589,895)	(1,432,790)	(223,322)
Transfers for policy loans	487	47	3,601	2,106	(4,142)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,042)	(3,614)	—
Contract charges	(11,460)	(404)	(18,300)	(18,822)	(1,720)
Contract terminations:
Surrender benefits	(248,709)	(48,182)	(2,344,913)	(2,905,309)	(342,632)
Death benefits	(6,793)	(6,162)	(135,278)	(134,390)	—

Increase (decrease) from contract transactions	(664,969)	36,748	(2,836,413)	(4,185,822)	(533,843)

Net assets at beginning of year	3,468,083	474,771	16,768,328	21,704,030	2,481,175

Net assets at end of year	$3,668,801	$686,658	$17,197,837	$23,957,550	$2,356,545

Accumulation unit activity

Units outstanding at beginning of year	3,336,350	355,786	8,915,303	10,945,577	1,680,330
Contract purchase payments	59,013	4,875	123,883	131,674	22,998
Net transfers(1)	(398,680)	53,834	(294,935)	(621,922)	(145,628)
Transfers for policy loans	416	30	2,083	1,379	(2,313)
Contract charges	(9,531)	(254)	(8,673)	(8,120)	(1,045)
Contract terminations:
Surrender benefits	(208,572)	(30,900)	(1,064,653)	(1,193,428)	(207,545)
Death benefits	(6,009)	(3,957)	(61,528)	(56,320)	—

Units outstanding at end of year	2,772,987	379,414	7,611,480	9,198,840	1,346,797

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  39

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT	WA Var Global
	Intl Eq,	Sm Cap Gro,	Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl II(2)

Operations

Investment income (loss) — net	$35,069	$(38,237)	$2,767
Net realized gain (loss) on sales of investments	62,309	289,862	40
Distributions from capital gains	140,976	211,091	—
Net change in unrealized appreciation or depreciation of investments	249,820	1,167,076	(1,951)

Net increase (decrease) in net assets resulting from operations	488,174	1,629,792	856

Contract transactions

Contract purchase payments	36,962	214,028	6,717
Net transfers(1)	(229,013)	(602,187)	45,927
Transfers for policy loans	475	1,002	—
Adjustments to net assets allocated to contracts in payment period	(1,156)	—	—
Contract charges	(5,019)	(2,077)	(4)
Contract terminations:
Surrender benefits	(228,863)	(487,762)	(335)
Death benefits	(12,566)	(68,195)	—

Increase (decrease) from contract transactions	(439,180)	(945,191)	52,305

Net assets at beginning of year	2,889,441	3,860,605	—

Net assets at end of year	$2,938,435	$4,545,206	$53,161

Accumulation unit activity

Units outstanding at beginning of year	2,505,930	2,493,280	—
Contract purchase payments	30,604	121,819	5,117
Net transfers(1)	(192,811)	(331,776)	46,011
Transfers for policy loans	352	490	—
Contract charges	(4,332)	(1,115)	(4)
Contract terminations:
Surrender benefits	(179,395)	(259,295)	(195)
Death benefits	(9,948)	(35,655)	—

Units outstanding at end of year	2,150,400	1,987,748	50,929

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	AB VPS Global	AB VPS	AB VPS	AC VP	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Intl,	Mid Cap Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl I	Cl II

Operations

Investment income (loss) — net	$(12,362)	$27,986	$51,434	$194	$42,010
Net realized gain (loss) on sales of investments	(16,851)	(71,654)	(1,059,789)	2,721	113,651
Distributions from capital gains	—	—	—	—	239,691
Net change in unrealized appreciation or depreciation of investments	187,279	1,015,423	2,528,844	82,795	221,766

Net increase (decrease) in net assets resulting from operations	158,066	971,755	1,520,489	85,710	617,118

Contract transactions

Contract purchase payments	39,637	147,282	305,706	9,550	58,884
Net transfers(1)	(106,956)	(80,818)	(1,432,648)	(80,025)	31,960
Transfers for policy loans	638	(9,558)	5,790	315	948
Adjustments to net assets allocated to contracts in payment period	—	—	(3,663)	—	—
Contract charges	(1,815)	(4,242)	(16,375)	(201)	(3,041)
Contract terminations:
Surrender benefits	(90,296)	(1,304,794)	(1,426,183)	(33,667)	(497,371)
Death benefits	(47,236)	(70,183)	(104,743)	—	(24,073)

Increase (decrease) from contract transactions	(206,028)	(1,322,313)	(2,672,116)	(104,028)	(432,693)

Net assets at beginning of year	1,361,841	6,434,307	12,694,888	489,031	4,171,762

Net assets at end of year	$1,313,879	$6,083,749	$11,543,261	$470,713	$4,356,187

Accumulation unit activity

Units outstanding at beginning of year	1,354,846	5,754,848	11,102,102	573,700	3,660,919
Contract purchase payments	36,856	116,415	281,718	10,144	45,205
Net transfers(1)	(100,290)	(52,313)	(1,206,849)	(86,086)	56,791
Transfers for policy loans	547	(7,136)	2,115	335	842
Contract charges	(1,671)	(3,451)	(13,309)	(213)	(2,450)
Contract terminations:
Surrender benefits	(85,735)	(1,053,951)	(1,094,983)	(38,598)	(432,474)
Death benefits	(43,161)	(60,350)	(95,651)	—	(18,364)

Units outstanding at end of year	1,161,392	4,694,062	8,975,143	459,282	3,310,469

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  41

Statements of Changes in Net Assets

	AC VP	AC VP	BlackRock	Calvert	Col VP
	Ultra,	Val,	Global Alloc,	VP SRI	Bal,
Period ended Dec. 31, 2012 (continued)	Cl II	Cl I	Cl III(2)	Bal	Cl 3

Operations

Investment income (loss) — net	$(22,608)	$10,815	$6,503	$5,455	$(106,734)
Net realized gain (loss) on sales of investments	53,133	(14,486)	158	13,975	191,733
Distributions from capital gains	—	—	1,834	—	—
Net change in unrealized appreciation or depreciation of investments	257,482	132,809	7,737	135,648	1,110,958

Net increase (decrease) in net assets resulting from operations	288,007	129,138	16,232	155,078	1,195,957

Contract transactions

Contract purchase payments	16,778	21,490	55,660	34,800	239,504
Net transfers(1)	45,036	(29,370)	496,846	668	(185,683)
Transfers for policy loans	322	—	—	2,157	13,619
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(20,643)
Contract charges	(1,948)	(510)	(59)	(973)	(7,689)
Contract terminations:
Surrender benefits	(141,422)	(108,110)	(1,251)	(210,390)	(975,720)
Death benefits	(7,928)	(6,323)	—	(50,055)	(293,566)

Increase (decrease) from contract transactions	(89,162)	(122,823)	551,196	(223,793)	(1,230,178)

Net assets at beginning of year	2,273,204	1,008,538	—	1,669,430	9,600,253

Net assets at end of year	$2,472,049	$1,014,853	$567,428	$1,600,715	$9,566,032

Accumulation unit activity

Units outstanding at beginning of year	2,070,769	567,744	—	1,560,050	6,971,397
Contract purchase payments	13,888	11,091	54,762	27,928	178,503
Net transfers(1)	34,935	(15,892)	496,930	190	(141,565)
Transfers for policy loans	252	—	—	1,873	8,133
Contract charges	(1,609)	(267)	(59)	(828)	(5,127)
Contract terminations:
Surrender benefits	(117,412)	(56,994)	(627)	(183,008)	(681,465)
Death benefits	(6,390)	(3,282)	—	(45,950)	(201,801)

Units outstanding at end of year	1,994,433	502,400	551,006	1,360,255	6,128,075

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

42  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,	Global Bond,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(209,518)	$1,590,653	$(366,649)	$(96,888)	$309,166
Net realized gain (loss) on sales of investments	2,136	689,651	1,362,520	429,796	258,169
Distributions from capital gains	—	1,403,137	—	347,955	93,795
Net change in unrealized appreciation or depreciation of investments	(2,142)	(216,914)	3,802,596	2,128,901	279,051

Net increase (decrease) in net assets resulting from operations	(209,524)	3,466,527	4,798,467	2,809,764	940,181

Contract transactions

Contract purchase payments	1,119,611	813,998	696,772	315,226	197,792
Net transfers(1)	(1,892,599)	1,042,967	(3,982,019)	(1,301,167)	(268,303)
Transfers for policy loans	(10,610)	10,523	37,439	20,651	10,925
Adjustments to net assets allocated to contracts in payment period	(3,585)	(22,668)	(22,102)	(4,013)	(2,756)
Contract charges	(16,699)	(66,361)	(33,056)	(19,601)	(20,757)
Contract terminations:
Surrender benefits	(5,317,246)	(6,354,204)	(5,019,637)	(1,920,601)	(2,171,151)
Death benefits	(385,423)	(767,017)	(536,830)	(128,255)	(103,185)

Increase (decrease) from contract transactions	(6,506,551)	(5,342,762)	(8,859,433)	(3,037,760)	(2,357,435)

Net assets at beginning of year	26,433,437	55,557,809	39,786,779	15,926,774	18,899,268

Net assets at end of year	$19,717,362	$53,681,574	$35,725,813	$15,698,778	$17,482,014

Accumulation unit activity

Units outstanding at beginning of year	23,583,252	36,530,727	27,637,374	8,540,892	11,174,246
Contract purchase payments	1,027,372	528,075	439,080	170,590	114,278
Net transfers(1)	(1,702,434)	683,615	(2,729,046)	(730,831)	(158,320)
Transfers for policy loans	(14,442)	6,237	23,792	10,763	5,741
Contract charges	(14,921)	(42,844)	(22,960)	(9,463)	(12,233)
Contract terminations:
Surrender benefits	(4,771,075)	(3,930,066)	(3,086,441)	(825,847)	(1,197,527)
Death benefits	(349,624)	(469,827)	(365,701)	(76,750)	(62,427)

Units outstanding at end of year	17,758,128	33,305,917	21,896,098	7,079,354	9,863,758

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  43

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,	Lg Core Quan,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$1,324,107	$688,845	$26,193	$(35,693)	$(220,043)
Net realized gain (loss) on sales of investments	293,224	109,826	(16,365)	117,407	60,572
Distributions from capital gains	—	248,490	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,206,982	515,144	932,995	627,505	2,703,610

Net increase (decrease) in net assets resulting from operations	2,824,313	1,562,305	942,823	709,219	2,544,139

Contract transactions

Contract purchase payments	231,392	106,928	149,518	88,294	385,029
Net transfers(1)	(183,935)	328,566	(580,566)	(248,820)	(699,184)
Transfers for policy loans	11,922	5,055	14,644	17,344	37,904
Adjustments to net assets allocated to contracts in payment period	(10,601)	(1,821)	(5,791)	(1,823)	(24,990)
Contract charges	(11,121)	(19,852)	(3,638)	(5,726)	(40,693)
Contract terminations:
Surrender benefits	(2,532,469)	(1,370,588)	(929,698)	(335,510)	(2,347,025)
Death benefits	(151,953)	(27,115)	(62,223)	(51,680)	(166,419)

Increase (decrease) from contract transactions	(2,646,765)	(978,827)	(1,417,754)	(537,921)	(2,855,378)

Net assets at beginning of year	20,519,764	11,617,229	6,586,833	3,902,179	20,556,516

Net assets at end of year	$20,697,312	$12,200,707	$6,111,902	$4,073,477	$20,245,277

Accumulation unit activity

Units outstanding at beginning of year	11,018,299	7,832,176	6,258,353	6,775,006	20,463,879
Contract purchase payments	124,384	67,562	129,947	124,189	363,604
Net transfers(1)	(55,984)	219,951	(579,666)	(489,911)	(679,321)
Transfers for policy loans	6,174	3,158	12,956	29,105	31,471
Contract charges	(5,630)	(12,392)	(3,165)	(8,527)	(38,808)
Contract terminations:
Surrender benefits	(1,251,880)	(858,170)	(854,195)	(511,297)	(2,207,651)
Death benefits	(76,232)	(17,142)	(48,855)	(58,953)	(142,236)

Units outstanding at end of year	9,759,131	7,235,143	4,915,375	5,859,612	17,790,938

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP
	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Val Opp,	S&P 500,
Year ended Dec. 31, 2012 (continued)	Cl 1	Cl 2	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(28,071)	$324	$(43,097)	$(32,065)	$(59,490)
Net realized gain (loss) on sales of investments	938,254	(153,363)	136,191	29,192	316,573
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	444,199	515,408	301,742	579,503	632,799

Net increase (decrease) in net assets resulting from operations	1,354,382	362,369	394,836	576,630	889,882

Contract transactions

Contract purchase payments	210,775	76,261	135,137	72,666	493,141
Net transfers(1)	(2,254,868)	(335,843)	(193,724)	(433,186)	(489,413)
Transfers for policy loans	3,256	1,896	10,823	701	(12,460)
Adjustments to net assets allocated to contracts in payment period	—	(705)	(4,451)	—	—
Contract charges	(16,563)	(1,728)	(2,781)	(3,780)	(3,523)
Contract terminations:
Surrender benefits	(1,243,780)	(213,830)	(458,415)	(369,399)	(616,636)
Death benefits	(89,645)	(20,558)	(43,034)	(14,372)	(34,318)

Increase (decrease) from contract transactions	(3,390,825)	(494,507)	(556,445)	(747,370)	(663,209)

Net assets at beginning of year	12,227,210	2,391,401	3,932,995	3,596,340	6,516,253

Net assets at end of year	$10,190,767	$2,259,263	$3,771,386	$3,425,600	$6,742,926

Accumulation unit activity

Units outstanding at beginning of year	11,321,827	2,737,610	3,564,218	3,110,815	6,611,268
Contract purchase payments	176,891	79,725	103,531	58,328	393,575
Net transfers(1)	(1,858,307)	(356,111)	(134,417)	(343,331)	(428,788)
Transfers for policy loans	2,791	1,979	12,436	518	(11,494)
Contract charges	(13,659)	(1,843)	(2,341)	(2,943)	(3,271)
Contract terminations:
Surrender benefits	(1,071,108)	(232,716)	(380,021)	(290,448)	(567,238)
Death benefits	(74,472)	(21,452)	(40,047)	(11,529)	(27,617)

Units outstanding at end of year	8,483,963	2,207,192	3,123,359	2,521,410	5,966,435

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  45

Statements of Changes in Net Assets

	Col VP Select	Col VP Select	Col VP	CS	DWS Alt Asset
	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,	Commodity	Alloc VIP,
Period ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Return	Cl B(2)

Operations

Investment income (loss) — net	$(8,564)	$(18,367)	$6,388	$(28,311)	$(978)
Net realized gain (loss) on sales of investments	19,676	19,677	87,346	(261,695)	148
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	136,114	316,600	6,342	211,778	7,063

Net increase (decrease) in net assets resulting from operations	147,226	317,910	100,076	(78,228)	6,233

Contract transactions

Contract purchase payments	13,840	27,389	224,179	77,854	127,261
Net transfers(1)	104,594	(69,429)	(799,610)	(349,132)	179,438
Transfers for policy loans	136	317	11,851	1,022	10
Adjustments to net assets allocated to contracts in payment period	—	(804)	(7,059)	—	—
Contract charges	(472)	(1,465)	(9,054)	(2,145)	(10)
Contract terminations:
Surrender benefits	(99,858)	(239,097)	(2,261,762)	(447,117)	(2,109)
Death benefits	—	(12,762)	(355,280)	(23,958)	—

Increase (decrease) from contract transactions	18,240	(295,851)	(3,196,735)	(743,476)	304,590

Net assets at beginning of year	849,402	2,000,585	15,459,722	3,530,986	—

Net assets at end of year	$1,014,868	$2,022,644	$12,363,063	$2,709,282	$310,823

Accumulation unit activity

Units outstanding at beginning of year	803,542	1,526,425	12,542,910	3,993,682	—
Contract purchase payments	12,230	19,053	193,959	88,747	129,152
Net transfers(1)	86,798	(49,242)	(693,711)	(391,311)	182,503
Transfers for policy loans	120	251	9,867	1,197	11
Contract charges	(410)	(1,010)	(7,457)	(2,427)	(10)
Contract terminations:
Surrender benefits	(83,871)	(166,285)	(1,824,042)	(505,691)	(1,499)
Death benefits	—	(8,308)	(297,470)	(27,184)	—

Units outstanding at end of year	818,409	1,320,884	9,924,056	3,157,013	310,157

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$358,058	$41,455	$17,756	$(10,823)	$3,712
Net realized gain (loss) on sales of investments	56,324	80,922	16,610	110,084	(19,557)
Distributions from capital gains	127,624	—	680	236,130	1,370
Net change in unrealized appreciation or depreciation of investments	134,013	3,192,140	195,524	69,308	91,101

Net increase (decrease) in net assets resulting from operations	676,019	3,314,517	230,570	404,699	76,626

Contract transactions

Contract purchase payments	174,433	657,086	26,123	32,360	12,860
Net transfers(1)	419,591	(497,194)	(35,266)	(198,863)	(52,797)
Transfers for policy loans	1,916	11,787	(3,529)	10,753	4,577
Adjustments to net assets allocated to contracts in payment period	(657)	(7,511)	(10,965)	(1,742)	—
Contract charges	(11,504)	(16,243)	(620)	(1,426)	(183)
Contract terminations:
Surrender benefits	(1,404,028)	(2,571,095)	(122,320)	(317,052)	(55,546)
Death benefits	(45,083)	(124,006)	(28,102)	—	—

Increase (decrease) from contract transactions	(865,332)	(2,547,176)	(174,679)	(475,970)	(91,089)

Net assets at beginning of year	11,212,558	22,615,089	1,370,430	3,064,167	438,319

Net assets at end of year	$11,023,245	$23,382,430	$1,426,321	$2,992,896	$423,856

Accumulation unit activity

Units outstanding at beginning of year	9,557,026	21,427,314	1,351,234	1,493,846	473,635
Contract purchase payments	144,465	558,934	23,208	14,264	12,405
Net transfers(1)	344,882	(411,496)	(33,845)	(88,717)	(54,020)
Transfers for policy loans	1,524	10,783	(2,910)	4,911	4,792
Contract charges	(9,419)	(13,752)	(558)	(641)	(177)
Contract terminations:
Surrender benefits	(1,155,687)	(2,260,066)	(108,086)	(140,802)	(53,867)
Death benefits	(37,514)	(105,118)	(23,978)	—	—

Units outstanding at end of year	8,845,277	19,206,599	1,205,065	1,282,861	382,768

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  47

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Global Real Est,	Sm Cap Val,	Mid Cap Val,	Eq Insights,	Eq Insights,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Operations

Investment income (loss) — net	$(66,989)	$(8,406)	$25,188	$653	$53,191
Net realized gain (loss) on sales of investments	(504,671)	304,936	41,301	3,549	30,421
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,299,023	1,164,477	1,883,621	26,319	735,976

Net increase (decrease) in net assets resulting from operations	1,727,363	1,461,007	1,950,110	30,521	819,588

Contract transactions

Contract purchase payments	149,287	207,905	168,743	6,919	81,779
Net transfers(1)	411,966	(655,056)	(1,347,452)	(16,317)	(330,172)
Transfers for policy loans	3,275	3,199	5,544	—	359
Adjustments to net assets allocated to contracts in payment period	(1,118)	—	(2,686)	—	(515)
Contract charges	(5,880)	(4,683)	(13,123)	(86)	(16,723)
Contract terminations:
Surrender benefits	(721,018)	(922,320)	(1,749,877)	(18,027)	(788,972)
Death benefits	(59,853)	(39,525)	(153,150)	—	(44,120)

Increase (decrease) from contract transactions	(223,341)	(1,410,480)	(3,092,001)	(27,511)	(1,098,364)

Net assets at beginning of year	6,543,246	9,060,344	12,444,516	273,236	6,314,043

Net assets at end of year	$8,047,268	$9,110,871	$11,302,625	$276,246	$6,035,267

Accumulation unit activity

Units outstanding at beginning of year	5,014,219	5,109,753	5,483,286	189,785	6,717,843
Contract purchase payments	108,850	138,788	68,892	4,379	77,479
Net transfers(1)	363,847	(223,403)	(542,262)	(10,576)	(324,685)
Transfers for policy loans	1,925	1,549	2,193	—	360
Contract charges	(4,202)	(2,503)	(5,225)	(55)	(15,473)
Contract terminations:
Surrender benefits	(437,682)	(427,160)	(693,779)	(11,862)	(764,187)
Death benefits	(38,674)	(21,841)	(60,728)	—	(44,210)

Units outstanding at end of year	5,008,283	4,575,183	4,252,377	171,671	5,647,127

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Comstock,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II	Ser II	Ser II	Ser I(2)

Operations

Investment income (loss) — net	$(1,485)	$61,349	$(20,647)	$13,976	$(2,755)
Net realized gain (loss) on sales of investments	(988)	106,343	57,727	90,817	(7,272)
Distributions from capital gains	—	—	—	—	148
Net change in unrealized appreciation or depreciation of investments	(6,135)	1,502,162	356,519	488,233	(7,086)

Net increase (decrease) in net assets resulting from operations	(8,608)	1,669,854	393,599	593,026	(16,965)

Contract transactions

Contract purchase payments	4,768	130,855	28,004	76,886	3,492
Net transfers(1)	262,659	(1,120,679)	13,947	(785,421)	493,175
Transfers for policy loans	—	5,732	186	3,810	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(93)	(30,288)	(2,252)	(6,680)	(143)
Contract terminations:
Surrender benefits	(11,420)	(767,823)	(161,555)	(428,401)	(47,540)
Death benefits	—	(32,493)	(78,095)	(12,936)	—

Increase (decrease) from contract transactions	255,914	(1,814,696)	(199,765)	(1,152,742)	448,984

Net assets at beginning of year	—	9,943,111	2,092,645	4,706,491	—

Net assets at end of year	$247,306	$9,798,269	$2,286,479	$4,146,775	$432,019

Accumulation unit activity

Units outstanding at beginning of year	—	9,426,869	1,881,523	3,906,339	—
Contract purchase payments	5,016	113,220	22,444	58,971	3,533
Net transfers(1)	262,544	(975,613)	11,698	(628,425)	487,882
Transfers for policy loans	—	5,018	144	2,797	—
Contract charges	(99)	(25,066)	(1,786)	(5,271)	(151)
Contract terminations:
Surrender benefits	(12,261)	(643,424)	(132,050)	(316,973)	(49,202)
Death benefits	—	(28,183)	(64,014)	(10,405)	—

Units outstanding at end of year	255,200	7,872,821	1,717,959	3,007,033	442,062

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  49

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,
Period ended Dec. 31, 2012 (continued)	Serv	Serv(2)	Serv	Serv	Serv

Operations

Investment income (loss) — net	$(5,465)	$18	$(6,926)	$(26,947)	$(11,023)
Net realized gain (loss) on sales of investments	12,268	—	84,466	282,936	19,976
Distributions from capital gains	—	17	—	92,810	438,735
Net change in unrealized appreciation or depreciation of investments	85,665	33	65,132	576,585	53,801

Net increase (decrease) in net assets resulting from operations	92,468	68	142,672	925,384	501,489

Contract transactions

Contract purchase payments	13,596	1,425	19,653	77,585	48,793
Net transfers(1)	(7,445)	—	(150,209)	(1,188,126)	(563,746)
Transfers for policy loans	555	—	(3,409)	1,646	3,173
Adjustments to net assets allocated to contracts in payment period	(920)	—	—	—	—
Contract charges	(342)	—	(343)	(11,553)	(1,878)
Contract terminations:
Surrender benefits	(21,947)	—	(113,052)	(446,359)	(954,428)
Death benefits	—	—	—	(46,288)	(6,782)

Increase (decrease) from contract transactions	(16,503)	1,425	(247,360)	(1,613,095)	(1,474,868)

Net assets at beginning of year	584,468	—	874,108	5,853,300	4,637,110

Net assets at end of year	$660,433	$1,493	$769,420	$5,165,589	$3,663,731

Accumulation unit activity

Units outstanding at beginning of year	850,709	—	1,627,752	6,489,993	3,493,267
Contract purchase payments	18,056	—	33,351	76,192	34,544
Net transfers(1)	(9,804)	—	(223,064)	(1,180,360)	(376,459)
Transfers for policy loans	916	—	(5,816)	1,607	2,322
Contract charges	(456)	—	(579)	(11,331)	(1,331)
Contract terminations:
Surrender benefits	(29,863)	—	(186,354)	(445,400)	(663,152)
Death benefits	—	—	—	(45,777)	(5,514)

Units outstanding at end of year	829,558	—	1,245,290	4,884,924	2,483,677

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	MFS Inv	MFS	MFS	MS UIF Global	MS UIF
	Gro Stock,	New Dis,	Utilities,	Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(27,297)	$(24,115)	$522,304	$(9,695)	$(23,193)
Net realized gain (loss) on sales of investments	218,889	94,849	207,704	26,126	29,256
Distributions from capital gains	198,524	268,382	—	—	295,291
Net change in unrealized appreciation or depreciation of investments	211,472	213,830	368,692	668,671	(124,955)

Net increase (decrease) in net assets resulting from operations	601,588	552,946	1,098,700	685,102	176,399

Contract transactions

Contract purchase payments	55,510	43,390	131,657	47,045	97,412
Net transfers(1)	(155,210)	(342,356)	(437,057)	(241,555)	(153,176)
Transfers for policy loans	2,751	3,694	896	1,416	699
Adjustments to net assets allocated to contracts in payment period	—	—	(1,744)	—	—
Contract charges	(2,265)	(1,920)	(6,620)	(3,457)	(2,166)
Contract terminations:
Surrender benefits	(466,462)	(652,028)	(1,229,591)	(283,635)	(367,227)
Death benefits	(101,818)	(5,478)	(72,749)	(22,227)	(19,850)

Increase (decrease) from contract transactions	(667,494)	(954,698)	(1,615,208)	(502,413)	(444,308)

Net assets at beginning of year	4,046,829	3,023,160	9,710,775	2,636,384	2,552,722

Net assets at end of year	$3,980,923	$2,621,408	$9,194,267	$2,819,073	$2,284,813

Accumulation unit activity

Units outstanding at beginning of year	5,149,165	2,719,112	5,023,051	2,818,496	2,045,709
Contract purchase payments	63,000	34,062	75,703	43,600	67,214
Net transfers(1)	(190,467)	(272,887)	(248,674)	(234,241)	(121,830)
Transfers for policy loans	3,388	3,758	407	1,324	535
Contract charges	(2,517)	(1,459)	(3,400)	(3,154)	(1,638)
Contract terminations:
Surrender benefits	(576,140)	(515,390)	(560,350)	(266,511)	(287,171)
Death benefits	(119,365)	(4,372)	(36,511)	(21,186)	(15,942)

Units outstanding at end of year	4,327,064	1,962,824	4,250,226	2,338,328	1,686,877

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  51

Statements of Changes in Net Assets

	NB AMT	Oppen	Oppen Global	Oppen Main St	PIMCO VIT
	Intl Eq,	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,
Year ended Dec. 31, 2012 (continued)	Cl S	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$(1,453)	$62,918	$1,861,665	$(11,797)	$821,911
Net realized gain (loss) on sales of investments	(44,616)	(8,629)	600,085	52,931	14,429
Distributions from capital gains	—	—	428,854	—	—
Net change in unrealized appreciation or depreciation of investments	288,107	1,061,835	1,656,752	273,000	1,768,293

Net increase (decrease) in net assets resulting from operations	242,038	1,116,124	4,547,356	314,134	2,604,633

Contract transactions

Contract purchase payments	30,650	211,799	403,963	76,611	667,690
Net transfers(1)	(104,716)	(529,870)	(1,235,068)	(127,750)	1,745,749
Transfers for policy loans	754	1,100	5,141	4,882	(4,583)
Adjustments to net assets allocated to contracts in payment period	—	—	(7,020)	—	—
Contract charges	(3,313)	(2,429)	(40,057)	(905)	(18,683)
Contract terminations:
Surrender benefits	(98,341)	(470,708)	(4,566,313)	(142,481)	(1,644,995)
Death benefits	(5,040)	(30,419)	(164,929)	(15,294)	(87,779)

Increase (decrease) from contract transactions	(180,006)	(820,527)	(5,604,283)	(204,937)	657,399

Net assets at beginning of year	1,478,790	6,020,382	39,888,346	1,948,797	19,102,747

Net assets at end of year	$1,540,822	$6,315,979	$38,831,419	$2,057,994	$22,364,779

Accumulation unit activity

Units outstanding at beginning of year	1,771,562	5,106,522	29,870,540	1,635,106	15,080,804
Contract purchase payments	32,876	179,918	285,704	60,882	520,073
Net transfers(1)	(107,288)	(444,182)	(880,069)	(99,037)	1,266,030
Transfers for policy loans	831	832	3,520	3,517	(3,407)
Contract charges	(3,575)	(1,908)	(27,830)	(683)	(13,619)
Contract terminations:
Surrender benefits	(110,923)	(353,158)	(3,184,206)	(104,212)	(1,225,849)
Death benefits	(5,713)	(24,507)	(116,966)	(12,366)	(64,182)

Units outstanding at end of year	1,577,770	4,463,517	25,950,693	1,483,207	15,559,850

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	PIMCO VIT	Put VT	Royce	Third	VP
	Glb MA Man Alloc,	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,
Period ended Dec. 31, 2012 (continued)	Adv Cl(2)	Cl IB	Invest Cl	Val	Cl 2

Operations

Investment income (loss) — net	$1,111	$(4,988)	$(7,705)	$(105)	$(367,523)
Net realized gain (loss) on sales of investments	21	48,077	18,674	(71,137)	375,153
Distributions from capital gains	408	—	18,664	—	—
Net change in unrealized appreciation or depreciation of investments	3,657	87,152	29,784	353,410	4,131,260

Net increase (decrease) in net assets resulting from operations	5,197	130,241	59,417	282,168	4,138,890

Contract transactions

Contract purchase payments	70,428	12,357	10,163	12,522	3,717,479
Net transfers(1)	34,322	(8,453)	(43,289)	(82,613)	(1,059,141)
Transfers for policy loans	—	859	5,436	(614)	(77,594)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(738)	(334)	(569)	(265,274)
Contract terminations:
Surrender benefits	(232)	(236,516)	(85,535)	(93,725)	(376,516)
Death benefits	—	(5,807)	(794)	(5,665)	(103,995)

Increase (decrease) from contract transactions	104,518	(238,298)	(114,353)	(170,664)	1,834,959

Net assets at beginning of year	—	856,301	914,764	1,153,764	32,283,189

Net assets at end of year	$109,715	$748,244	$859,828	$1,265,268	$38,257,038

Accumulation unit activity

Units outstanding at beginning of year	—	804,247	368,805	712,463	29,998,953
Contract purchase payments	70,511	10,376	3,874	6,704	3,201,917
Net transfers(1)	34,857	(6,889)	(15,912)	(44,845)	(930,970)
Transfers for policy loans	—	726	2,193	(329)	(64,420)
Contract charges	—	(620)	(128)	(308)	(228,036)
Contract terminations:
Surrender benefits	—	(196,038)	(33,672)	(51,439)	(322,872)
Death benefits	—	(4,881)	(301)	(3,100)	(92,616)

Units outstanding at end of year	105,368	606,921	324,859	619,146	31,561,956

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  53

Statements of Changes in Net Assets

	VP	VP BR Gl Infl	VP	VP	VP
	Aggr,	Prot Sec,	Conserv,	Conserv,	Mod,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 3	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(850,533)	$659,508	$(601,266)	$(1,207,615)	$(3,351,465)
Net realized gain (loss) on sales of investments	3,153,389	40,427	652,090	3,177,535	1,485,024
Distributions from capital gains	—	233,752	—	—	—
Net change in unrealized appreciation or depreciation of investments	8,479,305	(62,589)	3,281,820	5,634,948	30,560,361

Net increase (decrease) in net assets resulting from operations	10,782,161	871,098	3,332,644	7,604,868	28,693,920

Contract transactions

Contract purchase payments	1,800,621	157,518	6,873,656	886,388	53,331,873
Net transfers(1)	(10,018,348)	54,385	8,276,175	(877,512)	32,492,637
Transfers for policy loans	(18,665)	2,452	(9,000)	5,978	(25,484)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	58,228
Contract charges	(555,120)	(35,337)	(408,323)	(712,501)	(2,497,756)
Contract terminations:
Surrender benefits	(6,086,948)	(2,171,146)	(2,492,510)	(7,791,397)	(6,670,542)
Death benefits	(169,471)	(159,935)	(1,008,390)	(1,927,410)	(2,936,165)

Increase (decrease) from contract transactions	(15,047,931)	(2,152,063)	11,231,608	(10,416,454)	73,752,791

Net assets at beginning of year	90,296,404	19,524,578	49,349,783	129,269,461	263,319,342

Net assets at end of year	$86,030,634	$18,243,613	$63,914,035	$126,457,875	$365,766,053

Accumulation unit activity

Units outstanding at beginning of year	83,697,672	14,976,499	46,251,600	121,004,069	242,627,168
Contract purchase payments	1,548,534	117,872	6,314,686	801,024	46,667,351
Net transfers(1)	(8,583,272)	51,217	7,421,517	(992,307)	28,182,792
Transfers for policy loans	(15,192)	1,828	(8,108)	5,372	(22,336)
Contract charges	(478,022)	(26,262)	(366,761)	(642,710)	(2,156,931)
Contract terminations:
Surrender benefits	(5,235,819)	(1,623,212)	(2,217,317)	(7,003,979)	(5,758,514)
Death benefits	(140,675)	(120,043)	(903,044)	(1,740,620)	(2,581,020)

Units outstanding at end of year	70,793,226	13,377,899	56,492,573	111,430,849	306,958,510

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	VP	VP Mod	VP Mod	VP Mod	VP Mod
	Mod,	Aggr,	Aggr,	Conserv,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(7,374,036)	$(1,647,970)	$(3,638,422)	$(1,053,613)	$(2,160,655)
Net realized gain (loss) on sales of investments	12,646,512	1,275,016	10,980,605	700,230	4,246,578
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	65,956,341	17,151,194	33,969,214	7,455,780	14,744,097

Net increase (decrease) in net assets resulting from operations	71,228,817	16,778,240	41,311,397	7,102,397	16,830,020

Contract transactions

Contract purchase payments	5,680,579	23,304,533	4,442,128	18,815,097	2,067,196
Net transfers(1)	24,969,938	(1,802,018)	(33,330,818)	12,349,836	13,370,071
Transfers for policy loans	(87,713)	(30,761)	(27,594)	(6,530)	(22,604)
Adjustments to net assets allocated to contracts in payment period	—	60,247	—	—	—
Contract charges	(4,500,112)	(1,393,510)	(2,241,228)	(663,953)	(1,210,670)
Contract terminations:
Surrender benefits	(46,097,456)	(2,918,929)	(18,511,677)	(2,733,052)	(18,316,931)
Death benefits	(7,034,385)	(514,911)	(1,910,082)	(936,498)	(1,769,350)

Increase (decrease) from contract transactions	(27,069,149)	16,704,651	(51,579,271)	26,824,900	(5,882,288)

Net assets at beginning of year	734,628,417	142,553,159	385,888,855	82,606,054	217,530,840

Net assets at end of year	$778,788,085	$176,036,050	$375,620,981	$116,533,351	$228,478,572

Accumulation unit activity

Units outstanding at beginning of year	675,652,973	131,370,648	354,776,446	76,601,676	201,182,770
Contract purchase payments	4,932,333	20,166,526	3,838,105	16,886,004	1,822,909
Net transfers(1)	21,612,848	(1,484,724)	(28,571,873)	10,939,761	11,836,401
Transfers for policy loans	(74,714)	(26,129)	(26,240)	(5,845)	(20,879)
Contract charges	(3,907,355)	(1,195,659)	(1,930,247)	(585,037)	(1,068,234)
Contract terminations:
Surrender benefits	(39,917,046)	(2,511,044)	(15,900,186)	(2,415,657)	(16,161,790)
Death benefits	(6,088,861)	(444,827)	(1,611,790)	(834,087)	(1,569,309)

Units outstanding at end of year	652,210,178	145,874,791	310,574,215	100,586,815	196,021,868

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  55

Statements of Changes in Net Assets

	VP Ptnrs	VP Sit	VP Vty
	Sm Cap Val,	Divd Gro,	Estb Val,	Wanger	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Intl	USA

Operations

Investment income (loss) — net	$(80,463)	$(35,126)	$(4,743)	$47,829	$(132,938)
Net realized gain (loss) on sales of investments	470,929	241,377	26,116	554,881	678,732
Distributions from capital gains	—	—	—	1,599,597	1,109,291
Net change in unrealized appreciation or depreciation of investments	710,139	186,601	53,639	1,026,958	2,286,500

Net increase (decrease) in net assets resulting from operations	1,100,605	392,852	75,012	3,229,265	3,941,585

Contract transactions

Contract purchase payments	103,553	59,621	8,916	289,081	345,811
Net transfers(1)	(1,174,701)	(1,005,753)	(18,195)	(1,630,475)	(2,079,062)
Transfers for policy loans	5,258	1,594	46	11,013	6,165
Adjustments to net assets allocated to contracts in payment period	—	—	—	(920)	(3,169)
Contract charges	(19,829)	(12,489)	(328)	(20,413)	(19,579)
Contract terminations:
Surrender benefits	(1,163,263)	(308,487)	(49,401)	(2,109,991)	(2,536,773)
Death benefits	(91,759)	(26,132)	(11,618)	(150,985)	(172,883)

Increase (decrease) from contract transactions	(2,340,741)	(1,291,646)	(70,580)	(3,612,690)	(4,459,490)

Net assets at beginning of year	9,817,414	4,366,877	470,339	17,151,753	22,221,935

Net assets at end of year	$8,577,278	$3,468,083	$474,771	$16,768,328	$21,704,030

Accumulation unit activity

Units outstanding at beginning of year	5,763,575	4,605,610	407,938	10,953,429	13,163,290
Contract purchase payments	59,759	58,425	6,957	169,698	183,121
Net transfers(1)	(745,329)	(987,364)	(12,862)	(953,184)	(1,036,341)
Transfers for policy loans	2,604	1,554	34	6,261	2,959
Contract charges	(10,983)	(12,124)	(258)	(11,464)	(10,450)
Contract terminations:
Surrender benefits	(597,832)	(304,041)	(36,882)	(1,172,189)	(1,259,737)
Death benefits	(60,612)	(25,710)	(9,141)	(77,248)	(97,265)

Units outstanding at end of year	4,411,182	3,336,350	355,786	8,915,303	10,945,577

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Statements of Changes in Net Assets

	WF Adv
	VT Index	WF Adv VT	WF Adv VT
	Asset Alloc,	Intl Eq,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$15,241	$12,390	$(39,461)
Net realized gain (loss) on sales of investments	28,083	40,219	150,060
Distributions from capital gains	—	197,401	202,259
Net change in unrealized appreciation or depreciation of investments	250,941	107,867	(7,548)

Net increase (decrease) in net assets resulting from operations	294,265	357,877	305,310

Contract transactions

Contract purchase payments	43,518	37,294	112,703
Net transfers(1)	(73,255)	(557,487)	(431,518)
Transfers for policy loans	4,878	648	1,029
Adjustments to net assets allocated to contracts in payment period	—	(1,023)	—
Contract charges	(2,119)	(5,710)	(2,486)
Contract terminations:
Surrender benefits	(318,482)	(248,339)	(524,279)
Death benefits	(17,542)	(22,779)	(30,929)

Increase (decrease) from contract transactions	(363,002)	(797,396)	(875,480)

Net assets at beginning of year	2,549,912	3,328,960	4,430,775

Net assets at end of year	$2,481,175	$2,889,441	$3,860,605

Accumulation unit activity

Units outstanding at beginning of year	1,940,144	3,280,752	3,048,528
Contract purchase payments	30,248	35,386	72,820
Net transfers(1)	(52,735)	(560,294)	(271,963)
Transfers for policy loans	3,438	568	650
Contract charges	(1,476)	(5,646)	(1,607)
Contract terminations:
Surrender benefits	(225,931)	(224,467)	(334,757)
Death benefits	(13,358)	(20,369)	(20,391)

Units outstanding at end of year	1,680,330	2,505,930	2,493,280

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  57

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Department.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Variable Annuity® (RAVA) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through RAVA.

Division	Fund

AB VPS Dyn Asset Alloc, Cl B	AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP Multi-Strategy Alt, Cl 2	Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (previously Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2))
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate Securities Fund – Class 2)
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income Securities Fund – Class 2)
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value Securities Fund – Class 2)

58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Division	Fund

FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares)
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (previously Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares)
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Portfolio, Advisor Class)
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  59

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2013.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
For RAVA contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.75% to 0.95% of the average daily net assets of each subaccount depending on the contract and death benefit option selected. The financial statements include other subaccounts that are not offered through RAVA contracts.

60  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

4.	CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.	SURRENDER CHARGES
RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Dyn Asset Alloc, Cl B	$8,403
AB VPS Global Thematic Gro, Cl B	140,014
AB VPS Gro & Inc, Cl B	834,581
AB VPS Intl Val, Cl B	1,060,743
ALPS Alerian Engy Infr, Class III	347,727
AC VP Intl, Cl I	29,217
AC VP Mid Cap Val, Cl II	891,726
AC VP Ultra, Cl II	319,619
AC VP Val, Cl I	82,029
BlackRock Global Alloc, Cl III	3,429,055
Calvert VP SRI Bal	210,055
Col VP Bal, Cl 3	1,129,854
Col VP Cash Mgmt, Cl 3	4,685,964
Col VP Commodity Strategy, Cl 2	54,473
Col VP Contrarian Core, Cl 2	171,699
Col VP Core Bond, Cl 2	5,995
Col VP Div Bond, Cl 3	7,000,030
Col VP Divd Opp, Cl 3	1,391,800
Col VP Emerg Mkts Bond, Cl 2	211,749
Col VP Emer Mkts, Cl 3	1,653,510
Col VP Global Bond, Cl 3	2,036,646
Col VP Hi Yield Bond, Cl 3	2,473,317
Col VP Inc Opp, Cl 3	3,452,760
Col VP Intl Opp, Cl 3	396,986
Col VP Lg Cap Gro, Cl 3	403,212
Col VP Lg Core Quan, Cl 3	391,078
Col VP Marsico Gro, Cl 1	521,111
Col VP Marsico Intl Opp, Cl 2	437,488
Col VP Mid Cap Gro Opp, Cl 3	180,711
Col VP Mid Cap Val Opp, Cl 3	644,983
Col VP Multi-Strategy Alt, Cl 2	91,190
Col VP S&P 500, Cl 3	1,716,306
Col VP Select Lg Cap Val, Cl 3	360,517
Col VP Select Sm Cap Val, Cl 3	541,495
Col VP US Govt Mtge, Cl 3	1,214,245
CS Commodity Return	339,867
DWS Alt Asset Alloc VIP, Cl B	445,392
EV VT Floating-Rate Inc	3,533,134
Fid VIP Contrafund, Serv Cl 2	3,139,438
Fid VIP Gro & Inc, Serv Cl	56,188
Fid VIP Mid Cap, Serv Cl	490,640
Fid VIP Overseas, Serv Cl	33,230
Fid VIP Strategic Inc, Serv Cl 2	4,413,033
FTVIPT Frank Global Real Est, Cl 2	1,109,121
FTVIPT Frank Inc, Cl 2	1,965,493
FTVIPT Frank Sm Cap Val, Cl 2	928,194
FTVIPT Temp Global Bond, Cl 2	491,648
GS VIT Mid Cap Val, Inst	1,361,141
GS VIT Sm Cap Eq Insights, Inst	58,208
GS VIT U.S. Eq Insights, Inst	355,510
Invesco VI Am Fran, Ser I	7,236
Invesco VI Bal Risk Alloc, Ser II	457,387
Invesco VI Comstock, Ser II	836,981
Invesco VI Global Hlth, Ser II	554,935
Invesco VI Intl Gro, Ser II	745,053
Invesco VI Mid Cap Gro, Ser I	33,678
Ivy VIP Asset Strategy	579,876
Janus Aspen Enterprise, Serv	15,298
Janus Aspen Flex Bond, Serv	190,163
Janus Aspen Gbl Alloc Mod, Serv	18,218
Janus Aspen Global Tech, Serv	44,263
Janus Aspen Janus, Serv	206,620
Janus Aspen Overseas, Serv	181,244
Lazard Ret Global Dyn MA, Serv	37,920

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  61

Division	Purchases

MFS Inv Gro Stock, Serv Cl	801,646
MFS New Dis, Serv Cl	275,431
MFS Utilities, Serv Cl	1,361,825
MS UIF Global Real Est, Cl II	863,499
MS UIF Mid Cap Gro, Cl II	355,866
NB AMT Intl Eq, Cl S	116,297
Oppen Global VA, Serv	680,987
Oppen Global Strategic Inc VA, Srv	5,777,302
Oppen Main St Sm Cap VA, Serv	303,087
PIMCO VIT All Asset, Advisor Cl	4,502,104
PIMCO VIT Glb MA Man Alloc, Adv Cl	88,265
PIMCO VIT Tot Return, Advisor Cl	320,157
Put VT Multi-Cap Gro, Cl IB	88,522
Royce Micro-Cap, Invest Cl	67,592
Third Ave Val	59,189
VanEck VIP Global Gold, Cl S	115,421
VP Aggr, Cl 2	10,830,874
VP Aggr, Cl 4	10,649,867
VP AQR Man Fut Strategy, Cl 2	169,367
VP BR Gl Infl Prot Sec, Cl 3	1,837,629
VP Conserv, Cl 2	8,933,100
VP Conserv, Cl 4	8,717,472
VP GS Commodity Strategy, Cl 2	56,618
VP Mod, Cl 2	68,566,334
VP Mod, Cl 4	71,621,796
VP Mod Aggr, Cl 2	43,194,214
VP Mod Aggr, Cl 4	57,036,235
VP Mod Conserv, Cl 2	16,254,875
VP Mod Conserv, Cl 4	15,349,585
VP Ptnrs Sm Cap Val, Cl 3	120,263
VP Pyrford Intl Eq, Cl 2	34,265
VP Sit Divd Gro, Cl 3	208,120
VP Vty Estb Val, Cl 3	169,588
Wanger Intl	2,497,738
Wanger USA	2,745,112
WF Adv VT Index Asset Alloc, Cl 2	145,177
WF Adv VT Intl Eq, Cl 2	321,138
WF Adv VT Sm Cap Gro, Cl 2	588,311
WA Var Global Hi Yd Bond, Cl II	64,513

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS Dyn		AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	AB VPS Global	Gro & Inc,	Intl Val,	Engy Infr,
Subaccount	Cl B	Thematic Gro, Cl B	Cl B	Cl B	Class III

0.55%	$1.07	$1.34	$1.70	$1.23	$1.07
0.75%	1.07	1.32	1.74	1.87	1.07
0.85%	1.07	1.42	1.56	0.90	1.07
0.95%	1.07	1.30	1.70	1.82	1.06
1.00%	1.07	1.29	2.16	2.02	1.06
1.05%	1.07	1.40	1.54	0.89	1.06
1.10%	1.07	1.39	1.53	0.89	1.06
1.15%	1.07	—	—	—	1.06
1.20%	1.06	1.27	2.11	1.97	1.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.38	1.51	0.88	1.06
1.30%	1.06	1.37	1.51	0.87	1.06
1.35%	1.06	—	—	—	1.06
1.40%	1.06	—	—	—	1.06
1.45%	1.06	1.36	1.49	0.86	1.06
1.50%	1.06	—	—	—	1.06
1.55%	1.06	—	—	—	1.06
1.60%	1.06	—	—	—	1.06
1.65%	1.06	—	—	—	1.06
1.70%	1.06	—	—	—	1.06
1.75%	1.06	—	—	—	1.06
1.80%	1.06	—	—	—	1.06
1.85%	1.06	—	—	—	1.06

62  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Subaccount	Cl I	Cl II	Cl II	Cl I	Cl III

0.55%	$—	$1.53	$1.65	$—	$1.17
0.75%	1.26	1.51	1.63	2.67	1.17
0.85%	—	1.87	1.78	—	1.17
0.95%	1.23	1.49	1.60	2.60	1.17
1.00%	—	1.48	1.59	—	1.17
1.05%	—	1.84	1.75	—	1.16
1.10%	—	1.84	1.74	—	1.16
1.15%	—	—	—	—	1.16
1.20%	—	1.46	1.57	—	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.82	1.73	—	1.16
1.30%	—	1.81	1.72	—	1.16
1.35%	—	—	—	—	1.16
1.40%	—	—	—	—	1.16
1.45%	—	1.79	1.70	—	1.16
1.50%	—	—	—	—	1.07
1.55%	—	—	—	—	1.15
1.60%	—	—	—	—	1.15
1.65%	—	—	—	—	1.15
1.70%	—	—	—	—	1.15
1.75%	—	—	—	—	1.07
1.80%	—	—	—	—	1.15
1.85%	—	—	—	—	1.07

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Commodity Strategy,	Contrarian Core,
Subaccount	Bal	Cl 3	Cl 3	Cl 2	Cl 2

0.55%	$1.50	$1.64	$1.10	$0.93	$1.22
0.75%	1.38	1.49	1.12	0.93	1.21
0.85%	—	1.49	1.03	0.93	1.21
0.95%	1.34	1.45	1.09	0.93	1.21
1.00%	1.71	1.92	1.04	0.93	1.21
1.05%	—	1.47	1.01	0.93	1.21
1.10%	—	1.47	1.01	0.92	1.21
1.15%	—	1.25	—	0.92	1.21
1.20%	1.68	1.88	1.02	0.92	1.21
1.25%	—	—	—	—	—
1.25%	—	1.45	1.00	—	—
1.25%	—	—	—	—	—
1.25%	—	2.26	1.22	—	—
1.25%	—	—	—	0.92	1.21
1.30%	—	1.44	0.99	0.92	1.21
1.35%	—	1.56	—	0.92	1.21
1.40%	—	1.24	—	0.92	1.21
1.45%	—	1.43	0.98	0.92	1.21
1.50%	—	1.11	—	0.92	1.21
1.55%	—	1.55	—	0.92	1.21
1.60%	—	1.54	—	0.92	1.21
1.65%	—	1.24	—	0.92	1.21
1.70%	—	1.54	—	0.92	1.21
1.75%	—	1.11	—	0.92	1.21
1.80%	—	1.23	—	0.92	1.21
1.85%	—	1.11	—	0.92	1.20

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  63

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Emer Mkts,	Mkts Bond,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	$0.96	$1.40	$1.78	$0.91	$2.30
0.75%	0.95	1.68	2.23	0.91	2.91
0.85%	0.95	1.34	1.41	0.90	1.52
0.95%	0.95	1.63	2.17	0.90	2.83
1.00%	0.95	1.45	2.66	0.90	3.52
1.05%	0.95	1.32	1.39	0.90	1.50
1.10%	0.95	1.31	1.38	0.90	1.49
1.15%	0.95	—	—	0.90	—
1.20%	0.95	1.42	2.60	0.90	3.44
1.25%	—	—	2.11	—	1.93
1.25%	—	1.30	1.37	—	1.48
1.25%	—	—	—	—	—
1.25%	—	1.77	—	—	—
1.25%	0.95	—	—	0.90	—
1.30%	0.95	1.29	1.36	0.90	1.47
1.35%	0.95	—	—	0.90	—
1.40%	0.95	—	—	0.90	—
1.45%	0.95	1.28	1.35	0.90	1.45
1.50%	0.95	—	—	0.90	—
1.55%	0.95	—	—	0.90	—
1.60%	0.95	—	—	0.90	—
1.65%	0.95	—	—	0.90	—
1.70%	0.95	—	—	0.90	—
1.75%	0.95	—	—	0.90	—
1.80%	0.95	—	—	0.90	—
1.85%	0.95	—	—	0.90	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$1.30	$1.92	$1.84	$1.75	$1.66
0.75%	1.83	2.31	1.80	1.25	0.79
0.85%	1.28	1.74	1.71	1.35	1.52
0.95%	1.78	2.25	1.77	1.22	0.77
1.00%	1.54	2.57	1.76	2.29	1.87
1.05%	1.26	1.72	1.69	1.33	1.50
1.10%	1.25	1.71	1.68	1.32	1.49
1.15%	—	—	—	—	—
1.20%	1.50	2.51	1.73	2.24	1.82
1.25%	—	—	—	—	—
1.25%	1.24	1.69	—	1.31	—
1.25%	—	—	—	—	—
1.25%	1.77	2.35	—	1.64	—
1.25%	—	—	1.66	—	1.48
1.30%	1.23	1.68	1.66	1.30	1.47
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.22	1.67	1.64	1.29	1.45
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

64  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Val Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

0.55%	$1.67	$1.60	$1.18	$1.75	$1.83
0.75%	1.18	1.57	1.16	1.85	2.02
0.85%	1.52	1.71	1.31	1.70	1.65
0.95%	1.15	1.55	1.15	1.80	1.98
1.00%	1.93	1.55	1.14	2.08	1.97
1.05%	1.49	1.69	1.29	1.68	1.63
1.10%	1.49	1.68	1.28	1.67	1.62
1.15%	—	—	1.23	—	—
1.20%	1.89	1.52	1.12	2.03	1.94
1.25%	—	—	—	—	—
1.25%	1.47	—	—	1.65	—
1.25%	—	—	—	1.41	—
1.25%	1.92	—	—	—	—
1.25%	—	1.66	1.27	—	1.60
1.30%	1.47	1.65	1.26	1.65	1.60
1.35%	—	—	1.39	—	—
1.40%	—	—	1.23	—	—
1.45%	1.45	1.64	1.25	1.63	1.58
1.50%	—	—	1.14	—	—
1.55%	—	—	1.38	—	—
1.60%	—	—	1.38	—	—
1.65%	—	—	1.22	—	—
1.70%	—	—	1.37	—	—
1.75%	—	—	1.14	—	—
1.80%	—	—	1.22	—	—
1.85%	—	—	1.14	—	—

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$0.95	$1.73	$1.80	$1.93	$1.14
0.75%	0.95	1.42	1.77	2.28	1.28
0.85%	0.95	1.60	1.60	1.79	1.09
0.95%	0.95	1.38	1.73	2.22	1.24
1.00%	0.95	2.14	1.73	2.99	1.09
1.05%	0.95	1.57	1.58	1.77	1.07
1.10%	0.95	1.57	1.57	1.76	1.07
1.15%	0.95	1.34	—	—	—
1.20%	0.95	2.09	1.69	2.92	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.95	1.55	1.56	1.74	1.05
1.30%	0.95	1.54	1.55	1.73	1.05
1.35%	0.95	1.75	—	—	—
1.40%	0.95	1.33	—	—	—
1.45%	0.94	1.53	1.53	1.72	1.03
1.50%	0.94	1.17	—	—	—
1.55%	0.94	1.73	—	—	—
1.60%	0.94	1.73	—	—	—
1.65%	0.94	1.33	—	—	—
1.70%	0.94	1.73	—	—	—
1.75%	0.94	1.16	—	—	—
1.80%	0.94	1.32	—	—	—
1.85%	0.94	1.16	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  65

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl

0.55%	$0.78	$1.00	$1.32	$1.57	$—
0.75%	0.77	1.00	1.30	1.54	1.59
0.85%	0.78	1.00	1.29	1.66	—
0.95%	0.75	1.00	1.28	1.52	1.55
1.00%	0.75	1.00	1.28	1.51	—
1.05%	0.77	1.00	1.27	1.63	—
1.10%	0.76	1.00	1.26	1.63	—
1.15%	—	0.99	—	1.32	—
1.20%	0.74	0.99	1.26	1.49	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.75	0.99	1.25	1.61	—
1.30%	0.75	0.99	1.24	1.60	—
1.35%	—	0.99	—	1.71	—
1.40%	—	0.99	—	1.31	—
1.45%	0.74	0.99	1.23	1.59	—
1.50%	—	0.96	—	1.18	—
1.55%	—	0.99	—	1.69	—
1.60%	—	0.99	—	1.69	—
1.65%	—	0.99	—	1.31	—
1.70%	—	0.99	—	1.69	—
1.75%	—	0.95	—	1.18	—
1.80%	—	0.98	—	1.30	—
1.85%	—	0.95	—	1.18	—

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Subaccount	Serv Cl	Serv Cl	Serv Cl 2	Cl 2	Cl 2

0.55%	$—	$—	$0.99	$1.10	$1.07
0.75%	3.18	1.45	0.98	2.05	1.07
0.85%	—	—	0.98	0.93	1.07
0.95%	3.10	1.42	0.98	1.99	1.07
1.00%	—	—	0.98	1.80	1.07
1.05%	—	—	0.98	0.92	1.07
1.10%	—	—	0.98	0.91	1.07
1.15%	—	—	0.98	—	1.07
1.20%	—	—	0.98	1.76	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.98	0.90	1.07
1.30%	—	—	0.98	0.90	1.07
1.35%	—	—	0.98	—	1.07
1.40%	—	—	0.98	—	1.07
1.45%	—	—	0.98	0.89	1.07
1.50%	—	—	0.98	—	1.07
1.55%	—	—	0.98	—	1.07
1.60%	—	—	0.98	—	1.07
1.65%	—	—	0.98	—	1.06
1.70%	—	—	0.98	—	1.06
1.75%	—	—	0.98	—	1.06
1.80%	—	—	0.98	—	1.06
1.85%	—	—	0.98	—	1.06

66  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm	GS VIT U.S.
	Sm Cap Val,	Global Bond,	Mid Cap Val,	Cap Eq Insights,	Eq Insights,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	$2.11	$0.98	$2.08	$—	$1.64
0.75%	3.55	0.98	3.64	2.21	1.41
0.85%	1.81	0.98	—	—	1.48
0.95%	3.46	0.98	3.54	2.15	1.37
1.00%	3.13	0.98	2.96	—	2.10
1.05%	1.78	0.98	—	—	1.45
1.10%	1.78	0.98	—	—	1.45
1.15%	1.44	0.98	—	—	—
1.20%	3.06	0.98	2.90	—	2.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.76	0.98	—	—	1.43
1.30%	1.75	0.98	—	—	1.43
1.35%	1.94	0.98	—	—	—
1.40%	1.44	0.98	—	—	—
1.45%	1.73	0.98	—	—	1.41
1.50%	1.25	0.98	—	—	—
1.55%	1.93	0.98	—	—	—
1.60%	1.92	0.97	—	—	—
1.65%	1.43	0.97	—	—	—
1.70%	1.92	0.97	—	—	—
1.75%	1.24	0.97	—	—	—
1.80%	1.43	0.97	—	—	—
1.85%	1.24	0.97	—	—	—

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Global Hlth,	Intl Gro,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser II

0.55%	$—	$0.99	$1.75	$1.84	$1.76
0.75%	1.35	0.98	1.71	1.81	1.73
0.85%	—	0.98	1.57	1.90	1.51
0.95%	1.34	0.98	1.68	1.78	1.70
1.00%	—	0.98	1.67	1.78	1.69
1.05%	—	0.98	1.54	1.87	1.49
1.10%	—	0.98	1.54	1.86	1.48
1.15%	—	0.98	—	—	—
1.20%	—	0.98	1.64	1.75	1.67
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	0.98	1.52	1.84	1.47
1.30%	—	0.98	1.51	1.84	1.46
1.35%	—	0.98	—	—	—
1.40%	—	0.98	—	—	—
1.45%	—	0.98	1.50	1.81	1.44
1.50%	—	0.98	—	—	—
1.55%	—	0.98	—	—	—
1.60%	—	0.98	—	—	—
1.65%	—	0.98	—	—	—
1.70%	—	0.98	—	—	—
1.75%	—	0.98	—	—	—
1.80%	—	0.98	—	—	—
1.85%	—	0.98	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  67

	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Asset	Enterprise,	Flex Bond,	Gbl Alloc Mod,
Subaccount	Ser I	Strategy	Serv	Serv	Serv

0.55%	$—	$1.21	$—	$0.99	$1.19
0.75%	1.33	1.20	1.05	0.98	1.18
0.85%	—	1.20	—	0.98	1.18
0.95%	1.33	1.20	1.02	0.98	1.18
1.00%	1.32	1.20	—	0.98	1.18
1.05%	—	1.20	—	0.98	1.18
1.10%	—	1.20	—	0.98	1.18
1.15%	—	1.20	—	0.98	1.17
1.20%	1.32	1.20	—	0.98	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.20	—	0.98	1.17
1.30%	—	1.20	—	0.98	1.17
1.35%	—	1.20	—	0.98	1.17
1.40%	—	1.20	—	0.98	1.17
1.45%	—	1.20	—	0.98	1.17
1.50%	—	1.20	—	0.98	1.07
1.55%	—	1.20	—	0.98	1.17
1.60%	—	1.20	—	0.98	1.17
1.65%	—	1.20	—	0.98	1.16
1.70%	—	1.20	—	0.98	1.16
1.75%	—	1.20	—	0.98	1.07
1.80%	—	1.19	—	0.98	1.16
1.85%	—	1.19	—	0.98	1.07

		Janus Aspen	Janus Aspen	Lazard Ret	MFS Inv
	Janus Aspen	Janus,	Overseas,	Global Dyn MA,	Gro Stock,
Subaccount	Global Tech, Serv	Serv	Serv	Serv	Serv Cl

0.55%	$—	$1.39	$—	$1.13	$1.83
0.75%	0.82	1.38	1.66	1.12	1.07
0.85%	—	1.37	—	1.12	1.77
0.95%	0.80	1.36	1.62	1.12	1.04
1.00%	2.88	1.35	3.25	1.12	2.07
1.05%	—	1.35	—	1.12	1.74
1.10%	—	1.34	—	1.12	1.74
1.15%	—	1.30	—	1.12	—
1.20%	2.82	1.33	3.17	1.12	2.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.33	—	1.12	1.72
1.30%	—	1.33	—	1.12	1.71
1.35%	—	1.63	—	1.12	—
1.40%	—	1.29	—	1.12	—
1.45%	—	1.31	—	1.12	1.69
1.50%	—	1.19	—	1.12	—
1.55%	—	1.62	—	1.12	—
1.60%	—	1.62	—	1.12	—
1.65%	—	1.29	—	1.12	—
1.70%	—	1.61	—	1.12	—
1.75%	—	1.19	—	1.12	—
1.80%	—	1.28	—	1.12	—
1.85%	—	1.19	—	1.12	—

68  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	MFS	MFS	MS UIF Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

0.55%	$2.46	$2.67	$1.25	$1.79	$1.12
0.75%	1.86	2.93	1.23	1.76	1.10
0.85%	—	1.97	1.24	2.03	1.24
0.95%	1.81	2.86	1.21	1.74	1.08
1.00%	3.00	4.16	1.20	1.73	1.08
1.05%	—	1.94	1.22	2.00	1.22
1.10%	—	1.94	1.22	1.99	1.22
1.15%	—	1.28	—	1.26	—
1.20%	2.93	4.16	1.19	1.70	1.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.91	1.21	1.97	1.21
1.30%	—	1.91	1.20	1.96	1.20
1.35%	—	1.63	—	1.67	—
1.40%	—	1.27	—	1.26	—
1.45%	—	1.89	1.19	1.94	1.19
1.50%	—	1.06	—	1.24	—
1.55%	—	1.62	—	1.66	—
1.60%	—	1.62	—	1.66	—
1.65%	—	1.27	—	1.25	—
1.70%	—	1.61	—	1.65	—
1.75%	—	1.06	—	1.23	—
1.80%	—	1.26	—	1.25	—
1.85%	—	1.06	—	1.23	—

	Oppen	Oppen Global	Oppen Main St	PIMCO VIT	PIMCO VIT
	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,	Glb MA Man
Subaccount	Serv	Srv	Serv	Advisor Cl	Alloc, Adv Cl

0.55%	$1.96	$1.54	$2.08	$1.47	$0.95
0.75%	1.92	1.52	2.05	1.45	0.94
0.85%	1.60	1.45	1.80	1.44	0.94
0.95%	1.89	1.49	2.01	1.42	0.94
1.00%	1.88	1.48	2.00	1.42	0.94
1.05%	1.57	1.42	1.78	1.42	0.94
1.10%	1.57	1.42	1.77	1.42	0.94
1.15%	1.36	0.97	1.43	1.07	0.94
1.20%	1.84	1.46	1.96	1.40	0.94
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.55	1.40	1.75	1.40	0.94
1.30%	1.54	1.40	1.75	1.39	0.94
1.35%	1.60	0.97	1.90	1.19	0.93
1.40%	1.35	0.97	1.43	1.06	0.93
1.45%	1.53	1.38	1.73	1.38	0.93
1.50%	1.16	0.97	1.21	0.97	0.91
1.55%	1.59	0.97	1.89	1.19	0.93
1.60%	1.59	0.96	1.88	1.18	0.93
1.65%	1.35	0.96	1.42	1.06	0.93
1.70%	1.58	0.96	1.88	1.18	0.93
1.75%	1.16	0.96	1.21	0.97	0.90
1.80%	1.34	0.96	1.42	1.05	0.93
1.85%	1.15	0.96	1.21	0.97	0.90

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  69

	PIMCO VIT	Put VT	Royce	Third	VanEck VIP
	Tot Return,	Multi-Cap Gro,	Micro-Cap,	Ave	Global Gold,
Subaccount	Advisor Cl	Cl IB	Invest Cl	Val	Cl S

0.55%	$0.96	$1.68	$—	$—	$0.77
0.75%	0.96	1.67	3.22	2.45	0.77
0.85%	0.96	—	—	—	0.77
0.95%	0.96	1.66	3.14	2.39	0.77
1.00%	0.96	1.66	—	—	0.77
1.05%	0.96	—	—	—	0.77
1.10%	0.96	—	—	—	0.77
1.15%	0.96	—	—	—	0.77
1.20%	0.96	1.65	—	—	0.77
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.96	—	—	—	0.76
1.30%	0.96	—	—	—	0.76
1.35%	0.96	—	—	—	0.76
1.40%	0.96	—	—	—	0.76
1.45%	0.96	—	—	—	0.76
1.50%	0.96	—	—	—	0.76
1.55%	0.96	—	—	—	0.76
1.60%	0.96	—	—	—	0.76
1.65%	0.96	—	—	—	0.76
1.70%	0.96	—	—	—	0.76
1.75%	0.96	—	—	—	0.76
1.80%	0.96	—	—	—	0.76
1.85%	0.95	—	—	—	0.76

	VP	VP	VP AQR Man	VP BR Gl Infl	VP
	Aggr,	Aggr,	Fut Strategy,	Prot Sec,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 3	Cl 2

0.55%	$1.47	$1.47	$1.03	$1.33	$1.18
0.75%	1.46	1.46	1.03	1.30	1.17
0.85%	1.46	1.46	1.03	1.26	1.17
0.95%	1.45	1.45	1.03	1.28	1.16
1.00%	1.45	1.45	1.03	1.28	1.16
1.05%	1.44	1.45	1.03	1.24	1.16
1.10%	1.44	1.44	1.03	1.24	1.15
1.15%	1.23	—	1.03	—	1.05
1.20%	1.44	1.44	1.03	1.25	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	1.44	1.03	1.23	1.15
1.30%	1.43	1.43	1.03	1.22	1.15
1.35%	1.49	—	1.03	—	1.15
1.40%	1.22	—	1.03	—	1.04
1.45%	1.42	1.43	1.03	1.21	1.14
1.50%	1.11	—	1.03	—	1.00
1.55%	1.48	—	1.03	—	1.14
1.60%	1.47	—	1.03	—	1.14
1.65%	1.22	—	1.02	—	1.04
1.70%	1.47	—	1.02	—	1.14
1.75%	1.11	—	1.02	—	0.99
1.80%	1.21	—	1.02	—	1.04
1.85%	1.11	—	1.02	—	0.99

70  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

		VP GS
	VP	Commodity	VP		VP Mod
	Conserv,	Strategy,	Mod,	VP Mod,	Aggr,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 4	Cl 2

0.55%	$1.18	$0.92	$1.34	$1.34	$1.41
0.75%	1.17	0.92	1.33	1.33	1.40
0.85%	1.16	0.92	1.32	1.32	1.39
0.95%	1.16	0.92	1.32	1.32	1.39
1.00%	1.16	0.92	1.31	1.32	1.39
1.05%	1.16	0.92	1.31	1.31	1.38
1.10%	1.15	0.92	1.31	1.31	1.38
1.15%	—	0.92	1.14	—	1.18
1.20%	1.15	0.92	1.30	1.31	1.37
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.15	0.92	1.30	1.30	1.37
1.30%	1.14	0.92	1.30	1.30	1.37
1.35%	—	0.92	1.32	—	1.40
1.40%	—	0.92	1.13	—	1.17
1.45%	1.14	0.92	1.29	1.29	1.36
1.50%	—	0.92	1.05	—	1.08
1.55%	—	0.92	1.31	—	1.39
1.60%	—	0.92	1.30	—	1.39
1.65%	—	0.92	1.13	—	1.17
1.70%	—	0.91	1.30	—	1.38
1.75%	—	0.91	1.05	—	1.08
1.80%	—	0.91	1.12	—	1.17
1.85%	—	0.91	1.05	—	1.08

	VP Mod	VP Mod	VP Mod	VP Ptnrs	VP Pyrford
	Aggr,	Conserv,	Conserv,	Sm Cap Val,	Intl Eq,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 3	Cl 2

0.55%	$1.41	$1.25	$1.26	$2.06	$1.05
0.75%	1.40	1.24	1.25	2.93	1.05
0.85%	1.39	1.24	1.24	1.77	1.05
0.95%	1.39	1.23	1.24	2.86	1.05
1.00%	1.39	1.23	1.23	3.04	1.05
1.05%	1.38	1.23	1.23	1.74	1.05
1.10%	1.38	1.23	1.23	1.73	1.05
1.15%	—	1.09	—	—	1.05
1.20%	1.38	1.22	1.23	2.97	1.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.37	1.22	1.22	1.71	1.05
1.30%	1.37	1.22	1.22	1.71	1.05
1.35%	—	1.23	—	—	1.05
1.40%	—	1.08	—	—	1.05
1.45%	1.36	1.21	1.21	1.69	1.05
1.50%	—	1.02	—	—	1.05
1.55%	—	1.22	—	—	1.05
1.60%	—	1.22	—	—	1.05
1.65%	—	1.08	—	—	1.05
1.70%	—	1.21	—	—	1.05
1.75%	—	1.02	—	—	1.05
1.80%	—	1.08	—	—	1.05
1.85%	—	1.02	—	—	1.04

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  71

					WF Adv
	VP Sit	VP Vty			VT Index
	Divd Gro,	Estb Val,	Wanger	Wanger	Asset Alloc,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.55%	$1.34	$1.92	$2.59	$2.05	$—
0.75%	1.32	1.89	2.41	3.03	1.74
0.85%	1.35	1.76	1.75	1.83	—
0.95%	1.30	1.85	2.35	2.95	1.70
1.00%	1.29	1.84	4.45	3.13	1.95
1.05%	1.33	1.73	1.72	1.80	—
1.10%	1.32	1.73	1.71	1.79	—
1.15%	—	—	—	—	—
1.20%	1.27	1.81	4.35	3.06	1.89
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.31	1.71	1.69	1.77	—
1.30%	1.30	1.70	1.69	1.77	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.29	1.68	1.67	1.75	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

	WF Adv VT	WF Adv VT	WA Var Global
	Intl Eq,	Sm Cap Gro,	Hi Yd Bond,
Subaccount	Cl 2	Cl 2	Cl II

0.55%	$1.52	$2.46	$1.02
0.75%	1.49	2.24	1.02
0.85%	1.17	2.29	1.01
0.95%	1.47	2.18	1.01
1.00%	1.46	3.61	1.01
1.05%	1.15	2.26	1.01
1.10%	1.15	2.25	1.01
1.15%	—	1.39	1.01
1.20%	1.43	3.53	1.01
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	1.14	2.22	1.01
1.30%	1.13	2.22	1.01
1.35%	—	1.90	1.01
1.40%	—	1.38	1.01
1.45%	1.12	2.19	1.01
1.50%	—	1.35	1.01
1.55%	—	1.88	1.01
1.60%	—	1.88	1.01
1.65%	—	1.38	1.01
1.70%	—	1.87	1.01
1.75%	—	1.35	1.01
1.80%	—	1.37	1.01
1.85%	—	1.35	1.01

72  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Subaccount	Cl B	Cl B	Cl B	Cl B	Class III

0.55%	—	—	—	32,534	—
0.75%	6,299	174,009	1,985,172	2,819,981	79,574
0.85%	—	410,063	330,680	1,373,857	40,912
0.95%	—	81,790	1,261,729	1,516,419	35,018
1.00%	—	2,061	108,154	335,189	14,889
1.05%	—	311,089	263,775	561,687	43,089
1.10%	—	27,292	4,732	250,527	26,056
1.15%	—	—	—	—	—
1.20%	—	5,958	114,849	222,091	9,651
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	146	12,333	406	57,282	1,289
1.30%	—	2,585	73,269	189,368	58,498
1.35%	—	—	—	—	5,771
1.40%	—	—	—	—	—
1.45%	—	—	27,009	9,106	13,779
1.50%	—	—	—	—	655
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	6,445	1,027,180	4,169,775	7,368,041	329,181

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Subaccount	Cl I	Cl II	Cl II	Cl I	Cl III

0.55%	—	—	—	—	15,794
0.75%	196,216	734,796	514,136	261,590	571,427
0.85%	—	1,126,260	379,311	—	430,674
0.95%	212,860	494,036	319,843	196,376	604,391
1.00%	—	63,914	83,019	—	275,257
1.05%	—	463,994	503,512	—	478,021
1.10%	—	62,412	2,655	—	138,383
1.15%	—	—	—	—	140,582
1.20%	—	46,913	42,101	—	299,744
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,868	1,683	—	23,927
1.30%	—	73,968	10,756	—	131,350
1.35%	—	—	—	—	3,174
1.40%	—	—	—	—	7,324
1.45%	—	17,291	1,854	—	6,229
1.50%	—	—	—	—	789
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	9,164
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	409,076	3,093,452	1,858,870	457,966	3,136,230

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  73

	Calvert	Col VP	Col VP	Col VP Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Subaccount	Bal	Cl 3	Cl 3	Cl 2	Cl 2

0.55%	2,242	—	5	—	—
0.75%	708,977	1,396,292	3,474,708	—	44,947
0.85%	—	512,705	1,243,773	10,516	34,073
0.95%	421,960	748,221	3,133,996	1,714	30,567
1.00%	22,462	141,479	506,446	—	—
1.05%	—	182,013	1,390,418	—	12,201
1.10%	—	17,209	245,470	32,645	—
1.15%	—	55,518	—	—	—
1.20%	22,931	267,662	360,076	—	12,784
1.25%	—	—	—	—	—
1.25%	—	29,661	54,284	—	—
1.25%	—	—	—	—	—
1.25%	—	2,432,977	2,268,662	—	—
1.25%	—	—	—	—	—
1.30%	—	61,156	160,076	10,631	7,230
1.35%	—	9,981	—	—	3,390
1.40%	—	—	—	—	—
1.45%	—	69,443	56,292	—	—
1.50%	—	14,179	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,178,572	5,938,496	12,894,206	55,506	145,192

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	—	2,188	10,955	—	21,782
0.75%	—	7,315,879	5,856,830	78,927	1,140,824
0.85%	—	3,020,253	2,534,959	26,474	1,083,657
0.95%	—	5,767,106	3,965,703	64,862	808,997
1.00%	—	1,357,554	688,527	16,027	134,400
1.05%	4,527	1,751,742	1,353,734	10,389	704,243
1.10%	—	300,821	232,370	2,217	236,266
1.15%	—	—	—	—	—
1.20%	—	1,357,648	477,118	11,906	77,412
1.25%	—	—	3,559,111	—	1,921,167
1.25%	—	71,536	35,268	—	40,891
1.25%	—	—	—	—	—
1.25%	—	2,598,050	—	—	—
1.25%	—	—	—	—	—
1.30%	—	704,117	260,576	—	98,782
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	242,766	14,642	—	28,269
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	4,527	24,489,660	18,989,793	210,802	6,296,690

74  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	4,396	621	5,221	8,701	2,653
0.75%	2,243,627	2,614,945	1,727,167	776,596	2,648,283
0.85%	973,292	780,635	828,210	148,378	307,979
0.95%	1,833,096	2,052,706	1,267,374	733,987	1,731,445
1.00%	334,806	285,451	186,096	75,452	179,257
1.05%	734,353	423,007	1,223,571	208,359	98,446
1.10%	78,136	73,568	69,058	48,755	20,622
1.15%	—	—	—	—	—
1.20%	536,076	173,270	250,874	67,711	71,741
1.25%	—	—	—	—	—
1.25%	12,484	6,887	—	767	—
1.25%	—	—	—	—	—
1.25%	719,441	1,654,229	—	2,333,554	—
1.25%	—	—	41,162	—	8,288
1.30%	248,504	168,642	134,189	28,190	18,083
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	81,106	8,055	24,479	597	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	7,799,317	8,242,016	5,757,401	4,431,047	5,086,797

	Col VP	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Val Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

0.55%	42,541	19,117	—	425	4,435
0.75%	5,645,437	1,844,791	620,604	431,341	660,415
0.85%	153,199	1,611,792	497,044	42,011	479,304
0.95%	2,315,627	1,686,832	392,208	300,958	606,957
1.00%	349,410	379,228	109,999	25,750	63,483
1.05%	142,931	889,841	228,134	58,882	374,883
1.10%	6,158	237,725	166,262	10,487	99,172
1.15%	—	—	—	—	—
1.20%	297,035	228,271	105,735	6,637	40,875
1.25%	—	—	—	—	—
1.25%	1,740	—	—	1,452	—
1.25%	—	—	—	1,852,297	—
1.25%	6,102,652	—	—	—	—
1.25%	—	7,126	9,891	—	3,287
1.30%	131	155,652	34,132	20	73,772
1.35%	—	—	584	—	—
1.40%	—	—	—	—	—
1.45%	—	16,436	1,085	236	5,208
1.50%	—	—	756	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	15,056,861	7,076,811	2,166,434	2,730,496	2,411,791

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  75

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	—	2,167	—	—	20,283
0.75%	1,720	2,254,318	205,920	546,858	2,550,644
0.85%	54,910	332,125	166,610	157,951	847,170
0.95%	—	1,912,467	289,713	400,443	2,485,367
1.00%	4,466	157,885	62,697	61,715	219,009
1.05%	—	262,484	52,512	100,491	465,402
1.10%	3,810	113,544	23,985	12,754	33,812
1.15%	—	—	—	—	—
1.20%	—	266,407	10,502	48,805	129,450
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	27,696	3,347	2,183	6,555	14,669
1.30%	—	59,301	471	17,728	75,611
1.35%	—	25,647	—	—	—
1.40%	—	—	—	—	—
1.45%	—	10,572	10,806	—	65,157
1.50%	881	123	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	93,483	5,400,387	825,399	1,353,300	6,906,574

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl

0.55%	8,089	8,134	9,332	44,679	—
0.75%	738,304	135,784	2,287,000	5,146,420	417,520
0.85%	644,548	41,529	1,566,526	4,018,660	—
0.95%	562,659	158,941	2,266,169	3,368,375	513,069
1.00%	68,653	6,226	353,206	550,741	—
1.05%	202,170	73,793	1,636,172	2,357,254	—
1.10%	98,838	39,831	294,166	839,489	—
1.15%	—	—	—	—	—
1.20%	84,827	95,701	535,272	775,118	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,048	899	200,002	88,176	—
1.30%	82,553	77,595	385,656	662,590	—
1.35%	—	9,867	—	36,944	—
1.40%	—	—	—	3,740	—
1.45%	17,080	—	182,320	59,710	—
1.50%	—	4,253	—	16,402	—
1.55%	—	—	—	2,453	—
1.60%	—	—	—	92	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	2,533,769	652,553	9,715,821	17,970,843	930,589

76  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Subaccount	Serv Cl	Serv Cl	Serv Cl 2	Cl 2	Cl 2

0.55%	—	—	—	17,745	60,657
0.75%	444,273	170,445	1,056,995	1,423,661	634,811
0.85%	—	—	2,093,240	1,217,765	580,084
0.95%	599,542	187,178	548,540	1,103,034	218,479
1.00%	—	—	59,462	185,997	17,402
1.05%	—	—	123,223	545,838	135,964
1.10%	—	—	—	53,286	823
1.15%	—	—	—	—	—
1.20%	—	—	26,475	168,015	34,343
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	16,066	10,894
1.30%	—	—	14,475	84,546	70,684
1.35%	—	—	5,301	—	2,119
1.40%	—	—	—	—	—
1.45%	—	—	3,070	4,326	29,841
1.50%	—	—	8,219	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,043,815	357,623	3,939,000	4,820,279	1,796,101

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Sm Cap Val,	Global Bond,	Mid Cap Val,	Eq Insight,	Eq Insights,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	—	5,219	13,276	—	30,891
0.75%	1,059,490	54,215	1,740,602	25,943	2,395,191
0.85%	1,314,356	47,333	—	—	404,508
0.95%	702,811	263,695	1,274,035	144,810	1,231,849
1.00%	124,775	8,688	307,709	—	195,924
1.05%	514,683	16,939	—	—	225,335
1.10%	110,040	37,655	—	—	71,988
1.15%	—	—	—	—	—
1.20%	118,262	10,221	261,088	—	143,988
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,109	—	—	—	68,826
1.30%	76,289	—	—	—	8,451
1.35%	8,559	4,111	—	—	—
1.40%	3,926	—	—	—	—
1.45%	43,714	—	—	—	406
1.50%	819	—	—	—	—
1.55%	—	—	—	—	—
1.60%	80	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	4,086,913	448,076	3,596,710	170,753	4,777,357

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  77

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Global Hlth,	Intl Gro,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser II

0.55%	—	10,807	38,480	68,559	—
0.75%	52,516	66,177	2,937,257	408,546	836,581
0.85%	—	78,377	690,219	424,156	698,222
0.95%	195,738	68,473	1,395,457	224,147	607,146
1.00%	—	10,706	385,407	2,122	57,026
1.05%	—	49,664	316,902	468,323	417,108
1.10%	—	—	92,510	40,061	49,820
1.15%	—	37,503	—	—	—
1.20%	—	19,935	456,013	13,080	117,644
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	5,047	5,031	21,880
1.30%	—	34,386	108,500	50,461	78,725
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	2,017	4,305	6,292
1.50%	—	3,339	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	248,254	379,367	6,427,809	1,708,791	2,890,444

	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Asset	Enterprise,	Flex Bond,	Gbl Alloc Mod,
Subaccount	Ser I	Strategy	Serv	Serv	Serv

0.55%	—	—	—	—	—
0.75%	195,410	87,993	339,012	20,788	—
0.85%	—	61,812	—	12,483	—
0.95%	172,132	133,196	344,725	116,368	833
1.00%	—	52,773	—	—	—
1.05%	—	58,249	—	2,011	4,828
1.10%	—	19,135	—	31,487	—
1.15%	—	16,781	—	—	—
1.20%	—	32,740	—	—	8,889
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	804	—	—	—
1.30%	—	23,208	—	—	—
1.35%	—	3,199	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	5,100	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	131
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	367,542	494,990	683,737	183,137	14,681

78  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret	MFS Inv
	Global Tech,	Janus,	Overseas,	Global Dyn MA,	Gro Stock,
Subaccount	Serv	Serv	Serv	Serv	Serv Cl

0.55%	—	50	—	—	—
0.75%	725,173	1,052,702	1,061,076	13,355	1,770,358
0.85%	—	1,273,959	—	—	381,153
0.95%	285,646	504,958	747,859	3,138	1,295,331
1.00%	5,664	104,895	13,221	634	85,272
1.05%	—	613,576	—	4,510	299,965
1.10%	—	72,620	—	3,250	19,179
1.15%	—	—	—	—	—
1.20%	1,025	71,016	4,640	7,548	15,400
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	25,539	—	275	10,256
1.30%	—	110,837	—	381	36,188
1.35%	—	118	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	8,550
1.50%	—	5,969	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,017,508	3,836,239	1,826,796	33,091	3,921,652

	MFS	MFS	MS UIF Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

0.55%	10,027	17,067	11,184	7,447	134
0.75%	952,323	1,059,038	751,997	317,079	416,224
0.85%	—	704,333	760,541	260,800	204,033
0.95%	669,670	810,592	357,455	299,784	371,639
1.00%	29,565	86,978	46,063	25,065	28,740
1.05%	—	568,512	291,241	195,416	123,368
1.10%	—	110,460	34,521	53,869	36,824
1.15%	—	—	—	—	—
1.20%	10,354	100,758	46,167	38,114	38,309
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,591	3,291	4,594	2,499
1.30%	—	121,979	44,232	18,996	45,406
1.35%	—	4,820	—	16,709	—
1.40%	—	3,639	—	—	—
1.45%	—	42,321	6,093	7,773	12,138
1.50%	—	5,295	—	630	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,671,939	3,640,383	2,352,785	1,246,276	1,279,314

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  79

	Oppen	Oppen Global	Oppen Main St	PIMCO VIT	PIMCO VIT
	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,	Glb MA Man
Subaccount	Serv	Srv	Serv	Advisor Cl	Alloc, Adv Cl

0.55%	8,499	12,480	—	64,176	4,652
0.75%	840,437	7,039,298	328,714	2,820,677	2,680
0.85%	944,332	4,676,733	316,457	2,122,218	3,029
0.95%	1,037,428	5,073,265	389,862	2,309,038	69,111
1.00%	153,106	988,973	52,279	863,641	5,012
1.05%	487,041	2,310,313	191,988	1,490,723	2,656
1.10%	119,905	563,762	18,154	575,546	13,215
1.15%	—	—	—	139,727	—
1.20%	252,251	1,147,750	37,790	544,719	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,348	67,227	580	63,554	—
1.30%	46,479	1,173,745	22,282	507,854	4,812
1.35%	506	—	91	7,625	—
1.40%	3,841	—	3,808	—	—
1.45%	1,350	171,969	331	160,901	6,691
1.50%	1,703	—	640	1,024	—
1.55%	—	—	—	1,980	—
1.60%	—	—	—	—	—
1.65%	—	—	—	22,227	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	3,914,226	23,225,515	1,362,976	11,695,630	111,858

	PIMCO VIT	Put VT	Royce	Third	VanEck VIP
	Tot Return,	Multi-Cap Gro,	Micro-Cap,	Ave	Global Gold,
Subaccount	Advisor Cl	Cl IB	Invest Cl	Val	Cl S

0.55%	3,374	—	—	—	—
0.75%	47,117	322,067	85,448	198,919	23,992
0.85%	19,698	—	—	—	28,211
0.95%	186,924	142,965	172,174	349,626	8,766
1.00%	—	15,601	—	—	2,746
1.05%	1,109	—	—	—	9,591
1.10%	—	—	—	—	—
1.15%	—	—	—	—	—
1.20%	—	783	—	—	5,643
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	273
1.30%	3,168	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	7,729
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	156	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	261,546	481,416	257,622	548,545	86,951

80  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	VP	VP	VP AQR Man	VP BR Gl Infl	VP
	Aggr,	Aggr,	Fut Strategy,	Prot Sec,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 3	Cl 2

0.55%	152,428	662,673	—	—	—
0.75%	3,262,646	7,158,712	19,155	3,040,834	2,697,527
0.85%	16,639,072	28,536,971	21,243	1,549,002	9,027,233
0.95%	6,751,605	3,107,529	55,196	2,188,976	7,716,346
1.00%	277,610	2,015,591	2,874	510,943	415,393
1.05%	1,085,359	10,550,685	4,212	662,445	3,922,806
1.10%	2,582,204	5,826,953	44,592	89,539	3,852,018
1.15%	—	—	—	—	107,972
1.20%	3,211,882	634,627	—	581,999	6,489,414
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	106,597	72,740	5,178	10,348	47,110
1.30%	948,091	3,166,252	—	296,764	1,317,992
1.35%	97,303	—	325	—	205,733
1.40%	—	—	—	—	205,144
1.45%	2,086,126	52,024	14,029	14,066	4,507,938
1.50%	—	—	—	—	—
1.55%	—	—	—	—	563,569
1.60%	75,538	—	—	—	113,830
1.65%	—	—	—	—	—
1.70%	14,469	—	—	—	21,645
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	37,290,930	61,784,757	166,804	8,944,916	41,211,670

		VP GS
	VP	Commodity	VP	VP	VP Mod
	Conserv,	Strategy,	Mod,	Mod,	Aggr,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 4	Cl 2

0.55%	1,068,859	—	—	289,124	21,795
0.75%	7,897,289	3,280	14,217,196	68,667,933	10,482,528
0.85%	23,394,369	7,154	80,414,263	258,460,892	61,207,086
0.95%	4,696,701	8,673	93,635,973	39,320,870	36,965,049
1.00%	1,160,980	—	2,008,805	17,524,134	1,257,164
1.05%	16,064,020	—	19,525,147	117,715,494	6,254,975
1.10%	8,000,816	15,184	19,672,805	67,034,184	11,513,044
1.15%	—	—	237,155	—	—
1.20%	1,296,644	—	60,672,033	7,607,378	21,476,704
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	401,303	—	88,489	952,657	74,200
1.30%	3,783,533	—	9,770,481	33,786,394	3,561,856
1.35%	—	—	2,016,066	—	431,629
1.40%	—	—	—	—	2,379
1.45%	2,212,609	—	12,890,456	1,530,664	2,264,327
1.50%	—	—	59,649	—	19,973
1.55%	—	—	991,139	—	317,217
1.60%	—	164	1,069,679	—	—
1.65%	—	—	—	—	—
1.70%	—	—	76,941	—	73,303
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	69,977,123	34,455	317,346,277	612,889,724	155,923,229

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  81

	VP Mod	VP Mod	VP Mod	VP Ptnrs	VP Pyrford
	Aggr,	Conserv,	Conserv,	Sm Cap Val,	Intl Eq,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 3	Cl 2

0.55%	266,620	1,143,637	—	13,755	—
0.75%	38,780,542	5,745,177	18,793,807	1,445,811	10,608
0.85%	125,021,764	17,601,197	58,429,628	596,600	4,774
0.95%	18,867,562	27,234,693	13,588,008	839,997	9,457
1.00%	5,153,456	257,796	1,981,615	152,355	—
1.05%	48,803,078	7,945,038	33,067,460	200,963	6,907
1.10%	25,948,790	5,455,497	16,411,733	52,163	—
1.15%	—	1,258,520	—	—	—
1.20%	2,988,968	15,307,463	2,067,577	159,988	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	450,064	145,623	323,856	2,896	—
1.30%	10,404,833	4,760,421	9,908,630	92,838	—
1.35%	—	575,731	—	—	—
1.40%	—	622,115	—	—	—
1.45%	1,028,972	3,209,101	1,491,009	—	—
1.50%	—	24,030	—	—	—
1.55%	—	1,247,565	—	—	—
1.60%	—	76,260	—	—	—
1.65%	—	356,125	—	—	—
1.70%	—	119,868	—	—	—
1.75%	—	—	—	—	—
1.80%	—	87,750	—	—	—
1.85%	—	—	—	—	—

Total	277,714,649	93,173,607	156,063,323	3,557,366	31,746

					WF Adv
	VP Sit	VP Vty			VT Index
	Divd Gro,	Estb Val,	Wanger	Wanger	Asset Alloc,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.55%	—	—	24,957	33,204	—
0.75%	900,589	138,097	2,844,584	3,106,995	857,779
0.85%	798,899	77,561	1,411,104	1,738,987	—
0.95%	343,572	33,144	1,850,745	2,273,479	359,779
1.00%	113,040	14,447	205,661	411,376	97,670
1.05%	358,903	65,355	734,211	842,848	—
1.10%	48,891	19,694	166,944	228,806	—
1.15%	—	—	—	—	—
1.20%	98,228	9,859	135,434	281,167	31,569
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,422	6,117	12,820	20,103	—
1.30%	106,091	14,813	208,282	195,318	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	2,352	327	16,738	66,557	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	2,772,987	379,414	7,611,480	9,198,840	1,346,797

82  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	WF Adv VT	WF Adv VT	WA Var Global
	Intl Eq,	Sm Cap Gro,	Hi Yd Bond,
Subaccount	Cl 2	Cl 2	Cl II

0.55%	4,322	—	—
0.75%	706,432	634,169	12,397
0.85%	396,822	369,670	139
0.95%	458,630	373,441	33,377
1.00%	111,656	37,836	688
1.05%	320,522	315,481	—
1.10%	50,668	155,055	298
1.15%	—	—	—
1.20%	42,864	37,256	2,381
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	30,196	1,330
1.30%	49,407	10,259	—
1.35%	—	13,166	319
1.40%	—	—	—
1.45%	9,077	6,360	—
1.50%	—	4,777	—
1.55%	—	—	—
1.60%	—	82	—
1.65%	—	—	—
1.70%	—	—	—
1.75%	—	—	—
1.80%	—	—	—
1.85%	—	—	—

Total	2,150,400	1,987,748	50,929

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	ALPS Alerian
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Engy Infr,
Subaccount	Cl B	Cl B	Cl B	Cl B	Class III

0.55%	$79	$78	$150	$40,170	$81
0.75%	6,808	229,541	3,457,967	5,279,068	84,861
0.85%	79	582,105	515,805	1,240,847	43,601
0.95%	79	105,923	2,144,217	2,771,614	37,262
1.00%	79	2,664	233,451	676,823	15,852
1.05%	79	434,856	405,353	504,590	45,858
1.10%	78	38,002	7,236	222,297	27,721
1.15%	78	—	—	—	81
1.20%	78	7,571	242,426	438,651	10,341
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	234	16,994	763	50,205	1,451
1.30%	78	3,548	110,521	165,438	62,231
1.35%	78	—	—	—	6,210
1.40%	78	—	—	—	81
1.45%	78	100	40,288	7,862	14,705
1.50%	78	—	—	—	775
1.55%	78	—	—	—	81
1.60%	78	—	—	—	81
1.65%	78	—	—	—	81
1.70%	78	—	—	—	80
1.75%	78	—	—	—	80
1.80%	78	—	—	—	80
1.85%	78	—	—	—	80

Total	$8,607	$1,421,382	$7,158,177	$11,397,565	$351,674

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  83

	AC VP	AC VP	AC VP	AC VP	BlackRock
	Intl,	Mid Cap Val,	Ultra,	Val,	Global Alloc,
Subaccount	Cl I	Cl II	Cl II	Cl I	Cl III

0.55%	$—	$106	$116	$—	$18,541
0.75%	247,361	1,107,260	836,541	697,692	668,564
0.85%	—	2,108,465	674,122	—	503,026
0.95%	261,400	734,223	511,865	510,121	704,714
1.00%	—	94,745	132,336	—	320,676
1.05%	—	855,617	881,505	—	556,442
1.10%	—	114,538	4,631	—	160,943
1.15%	—	—	—	—	163,365
1.20%	—	68,589	66,026	—	348,037
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	17,928	2,903	—	27,757
1.30%	—	134,046	18,485	—	152,254
1.35%	—	—	—	—	3,764
1.40%	—	—	—	—	8,475
1.45%	—	30,951	3,287	—	7,291
1.50%	—	—	—	—	925
1.55%	—	—	—	—	87
1.60%	—	—	—	—	87
1.65%	—	—	—	—	87
1.70%	—	—	—	—	10,638
1.75%	—	—	—	—	80
1.80%	—	—	—	—	87
1.85%	—	—	—	—	80

Total	$508,761	$5,266,468	$3,131,817	$1,207,813	$3,655,920

				Col VP
	Calvert	Col VP	Col VP	Commodity	Col VP
	VP SRI	Bal,	Cash Mgmt,	Strategy,	Contrarian Core,
Subaccount	Bal	Cl 3	Cl 3	Cl 2	Cl 2

0.55%	$3,373	$12	$1,975	$71	$12
0.75%	978,314	2,079,172	3,899,507	71	54,586
0.85%	—	765,615	1,279,154	9,743	41,344
0.95%	567,129	1,100,770	3,433,522	1,659	37,062
1.00%	38,416	271,292	528,548	71	12
1.05%	—	267,775	1,409,317	71	14,794
1.10%	—	25,228	247,813	30,190	12
1.15%	—	69,267	—	71	12
1.20%	38,447	502,008	367,672	71	15,478
1.25%	—	—	—	—	—
1.25%	—	42,992	54,170	—	—
1.25%	—	—	—	—	—
1.25%	—	5,713,391	2,790,790	—	—
1.25%	—	—	—	71	12
1.30%	—	88,330	159,183	9,888	8,755
1.35%	—	15,534	—	71	4,110
1.40%	—	13	—	71	12
1.45%	—	99,165	55,244	71	12
1.50%	—	15,744	—	71	12
1.55%	—	16	—	71	12
1.60%	—	16	—	71	12
1.65%	—	13	—	71	12
1.70%	—	16	—	71	12
1.75%	—	11	—	71	12
1.80%	—	13	—	71	12
1.85%	—	11	—	71	12

Total	$1,625,679	$11,056,404	$14,226,895	$52,758	$176,309

84  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Col VP	Col VP	Col VP	Col VP Emerg	Col VP
	Core Bond,	Div Bond,	Divd Opp,	Mkts Bond,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	$72	$3,054	$19,541	$75	$50,128
0.75%	72	12,301,587	13,035,885	71,438	3,333,364
0.85%	73	4,038,870	3,576,082	23,945	1,648,004
0.95%	72	9,417,881	8,638,494	58,623	2,293,257
1.00%	73	1,973,833	1,829,339	14,480	472,631
1.05%	4,382	2,307,381	1,887,535	9,451	1,055,102
1.10%	72	394,880	322,065	2,069	352,337
1.15%	72	—	—	68	—
1.20%	72	1,930,569	1,239,342	10,809	266,334
1.25%	—	—	7,622,225	—	3,745,022
1.25%	—	92,825	48,305	—	60,355
1.25%	—	—	—	—	—
1.25%	—	4,690,741	—	—	—
1.25%	72	—	—	68	—
1.30%	72	910,575	355,730	68	145,164
1.35%	72	—	—	68	—
1.40%	72	—	—	68	—
1.45%	72	356,338	55,731	68	41,100
1.50%	72	—	—	68	—
1.55%	72	—	—	68	—
1.60%	72	—	—	68	—
1.65%	72	—	—	68	—
1.70%	72	—	—	68	—
1.75%	72	—	—	68	—
1.80%	72	—	—	68	—
1.85%	72	—	—	68	—

Total	$5,896	$38,418,534	$38,630,274	$191,842	$13,462,798

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Hi Yield Bond,	Inc Opp,	Intl Opp,	Lg Cap Gro,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$5,728	$1,192	$9,596	$15,227	$4,394
0.75%	4,100,744	6,038,734	3,142,179	971,764	2,097,450
0.85%	1,242,480	1,360,374	1,418,475	200,198	468,242
0.95%	3,266,400	4,633,545	2,245,777	894,127	1,339,548
1.00%	515,367	733,913	328,103	172,757	334,419
1.05%	923,560	726,285	2,064,642	277,146	147,223
1.10%	97,806	125,831	116,157	64,573	30,776
1.15%	—	—	—	—	—
1.20%	806,794	435,111	434,402	151,619	130,917
1.25%	—	—	—	—	—
1.25%	15,474	11,650	—	1,120	—
1.25%	—	—	—	—	—
1.25%	1,287,921	3,953,032	—	3,854,677	—
1.25%	—	—	68,439	—	12,228
1.30%	306,719	284,212	222,502	36,783	26,592
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	99,033	13,424	40,129	17,647	109
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	$12,668,026	$18,317,303	$10,090,401	$6,657,638	$4,591,898

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  85

	Col VP	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid
	Lg Core Quan,	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Val Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

0.55%	$70,859	$30,548	$106	$834	$8,119
0.75%	6,665,830	2,905,201	732,887	805,351	1,332,278
0.85%	232,194	2,758,288	648,558	71,579	791,772
0.95%	2,691,956	2,615,950	449,272	544,844	1,203,342
1.00%	672,596	585,688	125,523	53,456	125,255
1.05%	213,421	1,500,201	293,513	98,842	610,235
1.10%	9,160	399,173	212,947	17,539	160,735
1.15%	—	—	93	—	—
1.20%	560,939	347,331	118,819	13,498	79,234
1.25%	—	—	—	—	—
1.25%	2,704	—	—	2,400	—
1.25%	—	—	—	2,626,108	—
1.25%	11,854,456	—	—	—	—
1.25%	—	11,853	12,521	—	5,269
1.30%	338	257,658	43,081	108	117,778
1.35%	—	—	901	—	—
1.40%	—	—	93	—	—
1.45%	143	26,895	1,353	511	8,221
1.50%	—	—	945	—	—
1.55%	—	—	90	—	—
1.60%	—	—	90	—	—
1.65%	—	—	93	—	—
1.70%	—	—	89	—	—
1.75%	—	—	84	—	—
1.80%	—	—	93	—	—
1.85%	—	—	84	—	—

Total	$22,974,596	$11,438,786	$2,641,235	$4,235,070	$4,442,238

	Col VP Multi-	Col VP	Col VP Select	Col VP Select	Col VP
	Strategy Alt,	S&P 500,	Lg Cap Val,	Sm Cap Val,	US Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 3	Cl 3

0.55%	$9	$3,755	$94	$150	$23,059
0.75%	1,643	3,198,380	363,499	1,245,092	3,256,036
0.85%	52,120	530,188	267,166	283,316	919,354
0.95%	9	2,642,231	502,180	892,814	3,090,039
1.00%	4,243	337,129	108,195	184,795	238,379
1.05%	10	412,877	82,965	177,611	497,766
1.10%	3,618	177,910	37,755	22,459	36,033
1.15%	10	14	—	—	—
1.20%	10	556,423	17,806	142,646	137,897
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,212	5,305	3,515	11,412	15,454
1.30%	10	91,546	848	30,759	79,408
1.35%	10	44,806	—	—	—
1.40%	10	14	—	—	—
1.45%	10	16,137	16,572	129	104,950
1.50%	841	156	—	—	—
1.55%	10	17	—	—	—
1.60%	10	17	—	—	—
1.65%	10	14	—	—	—
1.70%	10	17	—	—	—
1.75%	10	12	—	—	—
1.80%	10	14	—	—	—
1.85%	10	12	—	—	—

Total	$88,835	$8,016,974	$1,400,595	$2,991,183	$8,398,375

86  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	CS	DWS Alt Asset	EV VT	Fid VIP	Fid VIP
	Commodity	Alloc VIP,	Floating-Rate	Contrafund,	Gro & Inc,
Subaccount	Return	Cl B	Inc	Serv Cl 2	Serv Cl

0.55%	$6,287	$8,171	$12,345	$70,087	$—
0.75%	565,736	135,949	2,988,364	7,940,429	662,654
0.85%	500,654	41,508	2,014,960	6,660,988	—
0.95%	424,443	158,590	2,907,413	5,127,455	793,009
1.00%	51,637	6,207	451,343	833,434	—
1.05%	154,754	73,507	2,073,457	3,858,653	—
1.10%	75,365	39,643	371,182	1,365,593	—
1.15%	—	78	—	136	—
1.20%	62,817	95,086	673,589	1,155,792	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19,638	971	249,695	141,839	—
1.30%	61,978	76,965	479,652	1,062,112	—
1.35%	—	9,780	—	63,038	—
1.40%	—	77	—	5,040	—
1.45%	12,683	77	224,254	137,802	—
1.50%	—	4,135	—	19,518	—
1.55%	—	77	—	4,318	—
1.60%	—	77	—	316	—
1.65%	—	77	—	135	—
1.70%	—	77	—	160	—
1.75%	—	73	—	147	—
1.80%	—	77	—	134	—
1.85%	—	73	—	147	—

Total	$1,935,992	$651,275	$12,446,254	$28,447,273	$1,455,663

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT
	Mid Cap,	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,
Subaccount	Serv Cl	Serv Cl	Serv Cl 2	Cl 2	Cl 2

0.55%	$—	$—	$73	$19,612	$65,124
0.75%	1,414,220	247,610	1,040,999	2,950,401	680,527
0.85%	—	—	2,060,067	1,133,436	621,377
0.95%	1,865,799	264,893	539,449	2,212,471	233,858
1.00%	—	—	58,455	334,726	18,700
1.05%	—	—	121,092	500,513	145,428
1.10%	—	—	73	48,688	960
1.15%	—	—	73	—	79
1.20%	—	—	26,061	295,793	36,694
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	73	14,512	11,636
1.30%	—	—	14,272	76,097	75,465
1.35%	—	—	5,271	—	2,341
1.40%	—	—	73	—	79
1.45%	—	—	3,081	3,850	31,904
1.50%	—	—	8,051	—	79
1.55%	—	—	73	—	79
1.60%	—	—	73	—	79
1.65%	—	—	73	—	79
1.70%	—	—	73	—	79
1.75%	—	—	73	—	79
1.80%	—	—	73	—	79
1.85%	—	—	73	—	79

Total	$3,280,019	$512,503	$3,877,674	$7,590,099	$1,924,804

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  87

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Sm Cap Val,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	$118	$5,225	$27,625	$—	$50,468
0.75%	3,766,132	53,185	6,368,594	57,401	3,371,034
0.85%	2,377,446	46,498	—	—	596,885
0.95%	2,433,112	258,313	4,517,149	311,785	1,690,213
1.00%	389,942	8,606	911,984	—	410,919
1.05%	917,346	16,581	—	—	327,584
1.10%	195,370	36,846	—	—	104,285
1.15%	112	98	—	—	—
1.20%	361,736	9,995	757,243	—	295,236
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,990	98	—	—	98,597
1.30%	133,449	97	—	—	12,054
1.35%	16,619	4,113	—	—	—
1.40%	5,638	97	—	—	—
1.45%	75,616	98	—	—	575
1.50%	1,146	97	—	—	—
1.55%	133	97	—	—	—
1.60%	287	97	—	—	—
1.65%	111	97	—	—	—
1.70%	132	97	—	—	—
1.75%	124	97	—	—	—
1.80%	111	97	—	—	—
1.85%	125	97	—	—	—

Total	$10,690,795	$440,626	$12,582,595	$369,186	$6,957,850

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Bal Risk Alloc,	Comstock,	Global Hlth,	Intl Gro,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser II

0.55%	$—	$10,728	$67,085	$126,028	$169
0.75%	70,858	65,144	5,033,005	739,549	1,447,052
0.85%	—	77,098	1,081,079	805,089	1,054,862
0.95%	263,217	67,308	2,347,625	399,653	1,032,824
1.00%	—	10,594	645,220	3,762	96,780
1.05%	—	48,781	489,069	875,438	620,838
1.10%	—	73	142,238	74,593	73,940
1.15%	—	36,879	—	—	—
1.20%	—	19,559	750,179	22,876	195,995
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	73	7,673	9,447	32,106
1.30%	—	33,783	164,321	92,557	115,033
1.35%	—	73	—	—	—
1.40%	—	73	—	—	—
1.45%	—	73	3,023	7,989	9,112
1.50%	—	3,342	—	—	—
1.55%	—	73	—	—	—
1.60%	—	73	—	—	—
1.65%	—	73	—	—	—
1.70%	—	73	—	—	—
1.75%	—	73	—	—	—
1.80%	—	73	—	—	—
1.85%	—	73	—	—	—

Total	$334,075	$374,092	$10,730,517	$3,156,981	$4,678,711

88  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Asset	Enterprise,	Flex Bond,	Gbl Alloc Mod,
Subaccount	Ser I	Strategy	Serv	Serv	Serv

0.55%	$—	$89	$—	$74	$90
0.75%	259,675	105,944	354,900	20,472	90
0.85%	—	74,368	—	12,284	90
0.95%	228,115	160,134	358,668	114,429	1,070
1.00%	102	63,423	—	73	89
1.05%	—	69,978	—	2,050	5,770
1.10%	—	23,069	—	30,930	90
1.15%	—	20,235	—	73	89
1.20%	102	39,378	—	73	10,433
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,054	—	73	89
1.30%	—	27,919	—	73	89
1.35%	—	3,924	—	73	89
1.40%	—	89	—	73	89
1.45%	—	88	—	73	89
1.50%	—	6,196	—	73	80
1.55%	—	88	—	73	89
1.60%	—	88	—	73	241
1.65%	—	88	—	73	89
1.70%	—	88	—	73	89
1.75%	—	88	—	73	80
1.80%	—	88	—	73	88
1.85%	—	88	—	73	80

Total	$487,994	$596,504	$713,568	$181,407	$19,092

	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret	MFS Inv
	Global Tech,	Janus,	Overseas,	Global Dyn MA,	Gro Stock,
Subaccount	Serv	Serv	Serv	Serv	Serv Cl

0.55%	$—	$174	$—	$83	$114
0.75%	597,673	1,448,023	1,760,042	15,099	1,886,810
0.85%	—	1,740,505	—	82	675,138
0.95%	229,270	685,192	1,207,970	3,606	1,344,758
1.00%	16,315	141,829	43,009	793	176,153
1.05%	—	827,446	—	5,143	523,496
1.10%	—	97,678	—	3,728	33,367
1.15%	—	134	—	82	—
1.20%	2,886	94,819	14,719	8,542	31,116
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	33,952	—	390	17,633
1.30%	—	146,836	—	509	61,976
1.35%	—	350	—	82	—
1.40%	—	133	—	82	—
1.45%	—	92	—	82	14,482
1.50%	—	7,250	—	82	—
1.55%	—	156	—	82	—
1.60%	—	156	—	82	—
1.65%	—	132	—	82	—
1.70%	—	155	—	82	—
1.75%	—	148	—	82	—
1.80%	—	132	—	82	—
1.85%	—	147	—	82	—

Total	$846,144	$5,225,439	$3,025,740	$38,959	$4,765,043

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  89

	MFS	MFS	MS UIF Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

0.55%	$24,696	$45,622	$13,933	$13,334	$263
0.75%	1,769,381	3,101,196	923,035	559,194	458,012
0.85%	—	1,388,970	945,275	529,745	253,479
0.95%	1,211,391	2,325,193	432,039	520,591	402,682
1.00%	88,757	361,865	55,637	43,395	31,011
1.05%	—	1,111,698	356,572	391,378	151,026
1.10%	—	213,825	42,057	107,275	44,916
1.15%	—	128	—	99	—
1.20%	30,360	419,814	54,716	64,923	40,802
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	8,791	3,971	9,054	3,022
1.30%	—	232,520	53,218	37,324	54,544
1.35%	—	8,014	—	27,970	—
1.40%	—	4,751	—	99	—
1.45%	—	79,839	7,241	15,094	14,426
1.50%	—	5,734	—	871	—
1.55%	—	155	—	119	—
1.60%	—	155	—	118	—
1.65%	—	127	—	98	—
1.70%	—	154	—	118	—
1.75%	—	131	—	91	—
1.80%	—	127	—	98	—
1.85%	—	130	—	91	—

Total	$3,124,585	$9,308,939	$2,887,694	$2,321,079	$1,454,183

	Oppen	Oppen Global	Oppen Main St	PIMCO VIT	PIMCO VIT
	Global VA,	Strategic Inc VA,	Sm Cap VA,	All Asset,	Glb MA Man
Subaccount	Serv	Srv	Serv	Advisor Cl	Alloc, Adv Cl

0.55%	$16,597	$19,246	$156	$94,254	$4,407
0.75%	1,614,960	10,675,799	672,767	4,079,281	2,602
0.85%	1,507,486	6,759,939	571,125	3,060,286	2,927
0.95%	1,956,982	7,580,712	782,808	3,288,389	65,038
1.00%	287,538	1,466,342	104,557	1,225,540	4,784
1.05%	766,355	3,300,194	341,131	2,117,830	2,566
1.10%	187,851	799,498	32,159	814,679	12,405
1.15%	176	72	112	148,970	71
1.20%	465,174	1,670,830	74,204	760,992	71
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,877	94,266	1,144	88,907	71
1.30%	71,747	1,640,491	38,886	708,477	4,502
1.35%	962	72	307	9,098	71
1.40%	5,366	72	5,545	79	71
1.45%	2,062	237,699	697	221,956	6,244
1.50%	2,141	72	899	1,068	67
1.55%	152	72	133	2,435	71
1.60%	152	72	133	88	70
1.65%	174	72	111	23,492	70
1.70%	151	72	131	88	70
1.75%	170	72	121	72	67
1.80%	173	72	111	79	70
1.85%	170	72	121	72	67

Total	$6,913,416	$34,245,808	$2,627,358	$16,646,132	$106,382

90  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	PIMCO VIT	Put VT	Royce	Third	VanEck VIP
	Tot Return,	Multi-Cap Gro,	Micro-Cap,	Ave	Global Gold,
Subaccount	Advisor Cl	Cl IB	Invest Cl	Val	Cl S

0.55%	$5,172	$123	$—	$—	$59
0.75%	45,354	538,466	275,361	487,306	18,410
0.85%	18,948	—	—	—	21,634
0.95%	179,669	237,456	540,373	834,362	6,775
1.00%	2,039	25,870	—	—	2,162
1.05%	3,103	—	—	—	7,403
1.10%	2,037	—	—	—	59
1.15%	2,037	—	—	—	59
1.20%	2,036	1,411	—	—	4,375
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,035	—	—	—	267
1.30%	5,072	—	—	—	59
1.35%	2,034	—	—	—	59
1.40%	2,033	—	—	—	59
1.45%	2,032	—	—	—	5,961
1.50%	2,032	—	—	—	59
1.55%	2,031	—	—	—	59
1.60%	2,179	—	—	—	59
1.65%	2,030	—	—	—	59
1.70%	2,029	—	—	—	59
1.75%	2,028	—	—	—	59
1.80%	2,028	—	—	—	59
1.85%	2,027	—	—	—	59

Total	$289,985	$803,326	$815,734	$1,321,668	$67,813

	VP	VP	VP AQR Man	VP BR Gl Infl	VP
	Aggr,	Aggr,	Fut Strategy,	Prot Sec,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 3	Cl 2

0.55%	$224,338	$976,571	$76	$71	$12
0.75%	4,765,936	10,471,003	19,759	3,968,172	3,153,398
0.85%	24,221,454	41,597,522	21,897	1,955,529	10,516,865
0.95%	9,790,870	4,512,294	56,856	2,805,261	8,954,713
1.00%	401,855	2,921,850	3,035	651,806	481,198
1.05%	1,568,006	15,261,413	4,410	823,781	4,535,151
1.10%	3,723,824	8,414,520	45,884	110,969	4,445,467
1.15%	13	—	76	—	113,303
1.20%	4,614,519	913,041	76	729,099	7,460,919
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	152,884	104,453	5,398	12,694	54,064
1.30%	1,356,973	4,537,878	76	362,312	1,509,746
1.35%	144,706	—	410	—	236,507
1.40%	13	—	76	—	214,327
1.45%	2,969,473	74,158	14,474	17,028	5,134,387
1.50%	11	—	76	—	10
1.55%	15	—	76	—	643,498
1.60%	111,378	—	76	—	129,738
1.65%	13	—	76	—	10
1.70%	21,273	—	76	—	24,582
1.75%	11	—	76	—	10
1.80%	13	—	76	—	11
1.85%	11	—	76	—	10

Total	$54,067,589	$89,784,703	$173,111	$11,436,722	$47,607,926

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  91

		VP GS
	VP	Commodity	VP	VP	VP Mod
	Conserv,	Strategy,	Mod,	Mod,	Aggr,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 4	Cl 2

0.55%	$1,257,838	$71	$14	$386,704	$30,690
0.75%	9,224,236	3,095	18,846,144	91,158,509	14,649,750
0.85%	27,231,325	6,658	106,313,411	341,927,202	85,241,291
0.95%	5,445,868	8,051	123,214,670	51,817,544	51,284,435
1.00%	1,343,963	71	2,638,725	23,056,154	1,741,226
1.05%	18,554,876	71	25,595,632	154,536,964	8,644,796
1.10%	9,225,943	13,954	25,745,328	87,856,782	15,885,358
1.15%	—	71	269,460	—	12
1.20%	1,489,640	71	79,159,878	9,932,543	29,583,468
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	460,031	71	115,152	1,241,621	101,762
1.30%	4,329,673	71	12,689,707	43,943,447	4,876,981
1.35%	—	71	2,651,916	—	604,157
1.40%	—	71	12	—	2,807
1.45%	2,518,009	71	16,649,330	1,980,285	3,083,802
1.50%	—	71	62,557	—	21,587
1.55%	—	71	1,294,903	—	440,940
1.60%	—	221	1,394,897	—	14
1.65%	—	71	11	—	12
1.70%	—	71	99,989	—	101,370
1.75%	—	71	11	—	11
1.80%	—	71	12	—	12
1.85%	—	71	11	—	11

Total	$81,081,402	$33,186	$416,741,770	$807,837,755	$216,294,492

	VP Mod	VP Mod	VP Mod	VP Ptnrs	VP Pyrford
	Aggr,	Conserv,	Conserv,	Sm Cap Val,	Intl Eq,
Subaccount	Cl 4	Cl 2	Cl 4	Cl 3	Cl 2

0.55%	$375,935	$1,432,131	$12	$28,306	$79
0.75%	54,272,980	7,140,853	23,413,416	4,233,076	11,172
0.85%	174,358,472	21,800,653	72,542,260	1,053,085	5,103
0.95%	26,212,535	33,603,923	16,805,007	2,399,227	10,024
1.00%	7,148,143	317,466	2,446,747	463,513	79
1.05%	67,543,160	9,765,324	40,739,846	349,181	7,338
1.10%	35,852,938	6,694,114	20,186,128	90,354	79
1.15%	—	1,369,888	—	—	79
1.20%	4,114,287	18,712,118	2,533,481	475,994	79
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	618,353	177,695	396,092	4,970	79
1.30%	14,266,685	5,797,123	12,094,002	158,711	79
1.35%	—	705,814	—	—	79
1.40%	—	674,258	—	—	79
1.45%	1,403,314	3,886,331	1,810,200	15	78
1.50%	—	24,552	—	—	78
1.55%	—	1,519,048	—	—	78
1.60%	—	92,679	—	—	78
1.65%	—	384,300	—	—	78
1.70%	—	145,179	—	—	78
1.75%	—	10	—	—	78
1.80%	—	94,447	—	—	78
1.85%	—	10	—	—	78

Total	$386,166,802	$114,337,916	$192,967,191	$9,256,432	$35,050

92  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

					WF Adv
	VP Sit	VP Vty			VT Index
	Divd Gro,	Estb Val,	Wanger	Wanger	Asset Alloc,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

0.55%	$13	$100	$64,644	$68,189	$—
0.75%	1,187,917	260,568	6,870,823	9,420,026	1,495,036
0.85%	1,076,870	136,479	2,463,399	3,175,354	—
0.95%	446,275	61,375	4,344,384	6,723,109	611,351
1.00%	146,454	26,632	914,982	1,287,463	190,487
1.05%	476,878	113,298	1,262,794	1,516,271	—
1.10%	64,612	34,020	286,180	409,948	—
1.15%	—	—	—	—	—
1.20%	125,276	17,847	589,443	860,509	59,671
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,170	10,454	21,710	35,634	—
1.30%	138,304	25,210	351,544	344,911	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	3,032	675	27,934	116,136	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	$3,668,801	$686,658	$17,197,837	$23,957,550	$2,356,545

	WF Adv VT	WF Adv VT	WA Var Global
	Intl Eq,	Sm Cap Gro,	Hi Yd Bond,
Subaccount	Cl 2	Cl 2	Cl II

0.55%	$6,570	$108	$76
0.75%	1,076,821	1,418,462	12,591
0.85%	464,542	846,873	216
0.95%	672,159	814,515	33,849
1.00%	162,880	136,589	773
1.05%	369,668	712,018	75
1.10%	58,217	348,639	377
1.15%	—	107	75
1.20%	61,398	131,510	2,485
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	—	—	—
1.25%	86	67,141	1,421
1.30%	55,932	22,727	75
1.35%	—	24,964	398
1.40%	—	107	75
1.45%	10,162	13,933	75
1.50%	—	6,548	75
1.55%	—	131	75
1.60%	—	285	75
1.65%	—	107	75
1.70%	—	131	75
1.75%	—	103	75
1.80%	—	106	75
1.85%	—	102	75

Total	$2,938,435	$4,545,206	$53,161

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  93

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Dyn Asset Alloc, Cl B
2013	6	$1.07	to	$1.06	$9	0.19%	0.55%	to	1.85%	5.00%	(10)	to	4.09%	(10)

AB VPS Global Thematic Gro, Cl B
2013	1,027	$1.34	to	$1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
2012	1,161	$1.10	to	$1.12	$1,314	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	1,355	$0.97	to	$1.00	$1,362	0.37%	0.55%	to	1.45%	(23.83%	)	to	(24.51%	)
2010	1,614	$1.28	to	$1.33	$2,139	2.01%	0.55%	to	1.45%	17.93%		to	16.88%
2009	2,013	$1.08	to	$1.14	$2,257	—	0.55%	to	1.45%	52.30%		to	50.93%

AB VPS Gro & Inc, Cl B
2013	4,170	$1.70	to	$1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
2012	4,694	$1.27	to	$1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%		to	15.55%
2011	5,755	$1.09	to	$0.97	$6,434	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	7,059	$1.03	to	$0.93	$7,521	—	0.55%	to	1.45%	12.18%		to	11.18%
2009	9,067	$0.92	to	$0.84	$8,650	3.51%	0.55%	to	1.45%	19.69%		to	18.62%

AB VPS Intl Val, Cl B
2013	7,368	$1.23	to	$0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%
2012	8,975	$1.01	to	$0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%		to	12.55%
2011	11,102	$0.89	to	$0.63	$12,695	3.66%	0.55%	to	1.45%	(19.88%	)	to	(20.60%	)
2010	14,110	$1.11	to	$0.80	$20,277	2.32%	0.55%	to	1.45%	3.73%		to	2.80%
2009	30,983	$1.07	to	$0.78	$36,824	0.83%	0.55%	to	1.45%	33.62%		to	32.42%

ALPS Alerian Engy Infr, Class III
2013	329	$1.07	to	$1.06	$352	—	0.55%	to	1.85%	6.81%	(11)	to	5.88%	(11)

AC VP Intl, Cl I
2013	409	$1.26	to	$1.23	$509	1.72%	0.75%	to	0.95%	21.50%		to	21.25%
2012	459	$1.04	to	$1.01	$471	0.90%	0.75%	to	0.95%	20.26%		to	20.01%
2011	574	$0.86	to	$0.84	$489	1.43%	0.75%	to	0.95%	(12.70%	)	to	(12.87%	)
2010	737	$0.99	to	$0.97	$721	2.40%	0.75%	to	0.95%	12.44%		to	12.22%
2009	908	$0.88	to	$0.86	$790	2.17%	0.75%	to	0.95%	32.76%		to	32.50%

AC VP Mid Cap Val, Cl II
2013	3,093	$1.53	to	$1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
2012	3,310	$1.18	to	$1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
2011	3,661	$1.02	to	$1.22	$4,172	1.18%	0.55%	to	1.45%	(1.39%	)	to	(2.27%	)
2010	4,193	$1.04	to	$1.25	$4,830	1.51%	0.55%	to	1.45%	18.33%		to	17.27%
2009	13,136	$0.88	to	$1.06	$13,258	4.07%	0.55%	to	1.45%	29.09%		to	27.93%

AC VP Ultra, Cl II
2013	1,859	$1.65	to	$1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
2012	1,994	$1.21	to	$1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	2,071	$1.07	to	$1.12	$2,273	—	0.55%	to	1.45%	0.31%		to	(0.59%	)
2010	2,392	$1.07	to	$1.13	$2,613	0.35%	0.55%	to	1.45%	15.18%		to	14.15%
2009	2,530	$0.93	to	$0.99	$2,403	0.16%	0.55%	to	1.45%	33.78%		to	32.59%

AC VP Val, Cl I
2013	458	$2.67	to	$2.60	$1,208	1.65%	0.75%	to	0.95%	30.74%		to	30.48%
2012	502	$2.04	to	$1.99	$1,015	1.91%	0.75%	to	0.95%	13.72%		to	13.49%
2011	568	$1.79	to	$1.75	$1,009	2.00%	0.75%	to	0.95%	0.26%		to	0.06%
2010	797	$1.79	to	$1.75	$1,413	2.16%	0.75%	to	0.95%	12.57%		to	12.35%
2009	1,000	$1.59	to	$1.56	$1,577	6.11%	0.75%	to	0.95%	18.97%		to	18.73%

BlackRock Global Alloc, Cl III
2013	3,136	$1.17	to	$1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33%	(10)
2012	551	$1.03	to	$1.02	$567	4.59%	0.55%	to	1.80%	2.68%	(9)	to	1.83%	(9)

Calvert VP SRI Bal
2013	1,179	$1.50	to	$1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
2012	1,360	$1.28	to	$1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
2011	1,560	$1.17	to	$1.32	$1,669	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	1,915	$1.12	to	$1.27	$1,996	1.29%	0.55%	to	1.20%	11.48%		to	10.76%
2009	2,397	$1.01	to	$1.15	$2,240	1.89%	0.55%	to	1.20%	24.61%		to	23.80%

Col VP Bal, Cl 3
2013	5,938	$1.64	to	$1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58%	(10)
2012	6,128	$1.36	to	$1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61%	(9)
2011	6,971	$1.19	to	$1.15	$9,600	—	0.55%	to	1.70%	1.83%		to	0.66%
2010	8,054	$1.17	to	$1.14	$10,814	—	0.55%	to	1.70%	11.91%		to	13.89%	(6)
2009	9,658	$1.05	to	$0.95	$11,637	—	0.55%	to	1.45%	23.55%		to	22.44%

94  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Cash Mgmt, Cl 3
2013	12,894	$1.10	to	$0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%	)	to	(1.43%	)
2012	17,758	$1.10	to	$1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%	)	to	(1.43%	)
2011	23,583	$1.11	to	$1.01	$26,433	0.01%	0.55%	to	1.45%	(0.55%	)	to	(1.43%	)
2010	24,625	$1.11	to	$1.03	$27,520	0.01%	0.55%	to	1.45%	(0.55%	)	to	(1.42%	)
2009	38,573	$1.12	to	$1.04	$43,299	0.07%	0.55%	to	1.45%	(0.40%	)	to	(1.29%	)

Col VP Commodity Strategy, Cl 2
2013	56	$0.93	to	$0.92	$53	—	0.55%	to	1.85%	(5.82%	)(11)	to	(6.65%	)(11)

Col VP Contrarian Core, Cl 2
2013	145	$1.22	to	$1.20	$176	—	0.55%	to	1.85%	19.89%	(10)	to	18.84%	(10)

Col VP Core Bond, Cl 2
2013	5	$0.96	to	$0.95	$6	—	0.55%	to	1.85%	(4.45%	)(11)	to	(5.29%	)(11)

Col VP Div Bond, Cl 3
2013	24,490	$1.40	to	$1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%	)	to	(3.80%	)
2012	33,306	$1.44	to	$1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	36,531	$1.34	to	$1.25	$55,558	4.53%	0.55%	to	1.45%	6.10%		to	5.14%
2010	44,253	$1.27	to	$1.19	$63,955	2.62%	0.55%	to	1.45%	7.73%		to	6.76%
2009	219,232	$1.18	to	$1.12	$269,617	4.24%	0.55%	to	1.45%	13.79%		to	12.77%

Col VP Divd Opp, Cl 3
2013	18,990	$1.78	to	$1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	21,896	$1.42	to	$1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	27,637	$1.25	to	$0.96	$39,787	—	0.55%	to	1.45%	(5.53%	)	to	(6.38%	)
2010	35,043	$1.32	to	$1.03	$53,925	—	0.55%	to	1.45%	16.19%		to	15.15%
2009	150,449	$1.14	to	$0.89	$166,409	—	0.55%	to	1.45%	26.76%		to	25.62%

Col VP Emerg Mkts Bond, Cl 2
2013	211	$0.91	to	$0.90	$192	6.65%	0.55%	to	1.85%	(9.44%	)(10)	to	(10.27%	)(10)

Col VP Emer Mkts, Cl 3
2013	6,297	$2.30	to	$1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%	)	to	(3.22%	)
2012	7,079	$2.36	to	$1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%
2011	8,541	$1.97	to	$1.26	$15,927	1.13%	0.55%	to	1.45%	(21.45%	)	to	(22.16%	)
2010	10,114	$2.50	to	$1.62	$24,121	1.51%	0.55%	to	1.45%	19.10%		to	18.03%
2009	21,819	$2.10	to	$1.38	$40,000	0.38%	0.55%	to	1.45%	73.13%		to	71.58%

Col VP Global Bond, Cl 3
2013	7,799	$1.30	to	$1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%	)	to	(9.04%	)
2012	9,864	$1.42	to	$1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	11,174	$1.34	to	$1.28	$18,899	2.84%	0.55%	to	1.45%	4.21%		to	3.28%
2010	13,980	$1.29	to	$1.24	$22,904	3.24%	0.55%	to	1.45%	6.00%		to	5.05%
2009	67,102	$1.21	to	$1.18	$91,076	1.83%	0.55%	to	1.45%	10.77%		to	9.77%

Col VP Hi Yield Bond, Cl 3
2013	8,242	$1.92	to	$1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
2012	9,759	$1.82	to	$1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
2011	11,018	$1.58	to	$1.40	$20,520	8.18%	0.55%	to	1.45%	5.10%		to	4.15%
2010	14,504	$1.51	to	$1.34	$25,972	9.13%	0.55%	to	1.45%	13.34%		to	12.32%
2009	18,233	$1.33	to	$1.19	$29,089	9.98%	0.55%	to	1.45%	53.01%		to	51.64%

Col VP Inc Opp, Cl 3
2013	5,757	$1.84	to	$1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
2012	7,235	$1.76	to	$1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
2011	7,832	$1.54	to	$1.40	$11,617	9.04%	0.55%	to	1.45%	5.68%		to	4.73%
2010	8,585	$1.46	to	$1.34	$12,088	2.81%	0.55%	to	1.45%	12.43%		to	11.42%
2009	82,468	$1.30	to	$1.20	$101,923	4.50%	0.55%	to	1.45%	41.61%		to	40.35%

Col VP Intl Opp, Cl 3
2013	4,431	$1.75	to	$1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	4,915	$1.44	to	$1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
2011	6,258	$1.23	to	$0.92	$6,587	1.34%	0.55%	to	1.45%	(12.90%	)	to	(13.68%	)
2010	7,317	$1.41	to	$1.07	$8,942	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
2009	9,065	$1.25	to	$0.95	$9,825	1.56%	0.55%	to	1.45%	26.84%		to	25.71%

Col VP Lg Cap Gro, Cl 3
2013	5,087	$1.66	to	$1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	5,860	$1.28	to	$1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	6,775	$1.07	to	$0.96	$3,902	—	0.55%	to	1.45%	(3.76%	)	to	(4.62%	)
2010	8,572	$1.11	to	$1.00	$5,178	—	0.55%	to	1.45%	16.52%		to	15.48%
2009	9,988	$0.95	to	$0.87	$5,165	—	0.55%	to	1.45%	36.24%		to	35.02%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  95

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Lg Core Quan, Cl 3
2013	15,057	$1.67	to	$1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	17,791	$1.25	to	$1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
2011	20,464	$1.11	to	$0.98	$20,557	—	0.55%	to	1.45%	4.65%		to	3.72%
2010	24,764	$1.06	to	$0.95	$23,807	—	0.55%	to	1.45%	16.69%		to	15.64%
2009	29,751	$0.91	to	$0.82	$24,542	—	0.55%	to	1.45%	23.47%		to	22.36%

Col VP Marsico Gro, Cl 1
2013	7,077	$1.60	to	$1.64	$11,439	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	8,484	$1.19	to	$1.22	$10,191	0.66%	0.55%	to	1.45%	11.62%		to	10.61%
2011	11,322	$1.06	to	$1.11	$12,227	0.30%	0.55%	to	1.45%	(3.17%	)	to	(4.04%	)
2010	14,009	$1.10	to	$1.15	$15,648	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
2009	119,442	$0.91	to	$0.96	$113,536	0.88%	0.55%	to	1.45%	25.97%		to	24.84%

Col VP Marsico Intl Opp, Cl 2
2013	2,166	$1.18	to	$1.14	$2,641	0.44%	0.55%	to	1.85%	19.74%		to	12.16%	(10)
2012	2,207	$0.99	to	$1.03	$2,259	0.93%	0.55%	to	1.80%	16.97%		to	2.35%	(9)
2011	2,738	$0.84	to	$1.00	$2,391	0.80%	0.55%	to	1.70%	(16.64%	)	to	(17.60%	)
2010	3,359	$1.01	to	$1.22	$3,507	0.65%	0.55%	to	1.70%	13.11%		to	21.33%	(6)
2009	4,521	$0.89	to	$0.98	$4,184	1.90%	0.55%	to	1.45%	37.19%		to	35.96%

Col VP Mid Cap Gro Opp, Cl 3
2013	2,730	$1.75	to	$1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	3,123	$1.34	to	$1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	3,564	$1.21	to	$1.15	$3,933	—	0.55%	to	1.45%	(15.54%	)	to	(16.29%	)
2010	4,198	$1.43	to	$1.37	$5,541	—	0.55%	to	1.45%	25.59%		to	24.46%
2009	5,343	$1.14	to	$1.10	$5,705	—	0.55%	to	1.45%	62.51%		to	61.05%

Col VP Mid Cap Val Opp, Cl 3
2013	2,412	$1.83	to	$1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	2,521	$1.34	to	$1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	3,111	$1.14	to	$1.00	$3,596	—	0.55%	to	1.45%	(8.99%	)	to	(9.81%	)
2010	3,970	$1.25	to	$1.11	$5,069	—	0.55%	to	1.45%	21.84%		to	20.75%
2009	10,980	$1.02	to	$0.92	$11,119	—	0.55%	to	1.45%	40.16%		to	38.91%

Col VP Multi-Strategy Alt, Cl 2
2013	93	$0.95	to	$0.94	$89	—	0.55%	to	1.85%	(5.12%	)(10)	to	(5.96%	)(10)

Col VP S&P 500, Cl 3
2013	5,400	$1.73	to	$1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90%	(10)
2012	5,966	$1.32	to	$1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24%	(9)
2011	6,611	$1.15	to	$1.17	$6,516	—	0.55%	to	1.70%	1.07%		to	(0.09%	)
2010	8,319	$1.14	to	$1.17	$8,095	—	0.55%	to	1.70%	14.07%		to	17.36%	(6)
2009	10,144	$1.00	to	$0.91	$8,614	—	0.55%	to	1.45%	25.31%		to	24.18%

Col VP Select Lg Cap Val, Cl 3
2013	825	$1.80	to	$1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	818	$1.31	to	$1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	804	$1.11	to	$0.97	$849	—	0.55%	to	1.45%	(2.23%	)	to	(3.11%	)
2010	597	$1.14	to	$1.00	$644	—	0.55%	to	1.45%	19.86%		to	18.78%
2009	281	$0.95	to	$0.84	$256	—	0.55%	to	1.45%	25.44%		to	24.31%

Col VP Select Sm Cap Val, Cl 3
2013	1,353	$1.93	to	$1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
2012	1,321	$1.31	to	$1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	1,526	$1.12	to	$1.01	$2,001	—	0.55%	to	1.45%	(9.02%	)	to	(9.83%	)
2010	1,873	$1.23	to	$1.12	$2,734	—	0.55%	to	1.45%	26.10%		to	24.97%
2009	2,096	$0.97	to	$0.90	$2,443	—	0.55%	to	1.45%	39.05%		to	37.80%

Col VP US Govt Mtge, Cl 3
2013	6,907	$1.14	to	$1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%	)	to	(3.38%	)
2012	9,924	$1.17	to	$1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
2011	12,543	$1.15	to	$1.07	$15,460	0.90%	0.55%	to	1.45%	0.83%		to	(0.09%	)
2010	15,888	$1.14	to	$1.07	$19,607	1.00%	0.55%	to	1.45%	2.44%		to	1.51%
2009	16,368	$1.12	to	$1.05	$19,932	3.15%	0.55%	to	1.45%	4.95%		to	4.01%

CS Commodity Return
2013	2,534	$0.78	to	$0.74	$1,936	—	0.55%	to	1.45%	(10.76%	)	to	(11.56%	)
2012	3,157	$0.87	to	$0.84	$2,709	—	0.55%	to	1.45%	(2.63%	)	to	(3.51%	)
2011	3,994	$0.90	to	$0.87	$3,531	2.41%	0.55%	to	1.45%	(13.13%	)	to	(13.91%	)
2010	4,370	$1.03	to	$1.01	$4,461	6.84%	0.55%	to	1.45%	16.02%		to	14.98%
2009	4,680	$0.89	to	$0.88	$4,131	12.12%	0.55%	to	1.45%	18.82%		to	17.75%

96  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

DWS Alt Asset Alloc VIP, Cl B
2013	653	$1.00	to	$0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35%	)(10)
2012	310	$1.00	to	$0.99	$311	—	0.55%	to	1.80%	3.67%	(9)	to	2.80%	(9)

EV VT Floating-Rate Inc
2013	9,716	$1.32	to	$1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%		to	2.35%
2012	8,845	$1.28	to	$1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%		to	5.78%
2011	9,557	$1.20	to	$1.14	$11,213	4.23%	0.55%	to	1.45%	1.98%		to	1.08%
2010	9,857	$1.18	to	$1.12	$11,379	4.00%	0.55%	to	1.45%	8.53%		to	7.55%
2009	54,109	$1.08	to	$1.05	$57,630	4.79%	0.55%	to	1.45%	43.52%		to	42.23%

Fid VIP Contrafund, Serv Cl 2
2013	17,971	$1.57	to	$1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%		to	17.98%	(10)
2012	19,207	$1.20	to	$1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%		to	1.72%	(9)
2011	21,427	$1.04	to	$1.15	$22,615	0.72%	0.55%	to	1.70%	(3.32%	)	to	(4.42%	)
2010	26,229	$1.08	to	$1.20	$28,668	0.81%	0.55%	to	1.70%	16.29%		to	19.32%	(6)
2009	47,996	$0.93	to	$0.97	$45,708	0.92%	0.55%	to	1.45%	34.73%		to	33.52%

Fid VIP Gro & Inc, Serv Cl
2013	931	$1.59	to	$1.55	$1,456	1.73%	0.75%	to	0.95%	32.46%		to	32.20%
2012	1,205	$1.20	to	$1.17	$1,426	2.08%	0.75%	to	0.95%	17.51%		to	17.28%
2011	1,351	$1.02	to	$1.00	$1,370	1.57%	0.75%	to	0.95%	0.82%		to	0.62%
2010	1,693	$1.01	to	$0.99	$1,705	0.55%	0.75%	to	0.95%	13.81%		to	13.58%
2009	2,449	$0.89	to	$0.87	$2,163	0.95%	0.75%	to	0.95%	26.21%		to	25.96%

Fid VIP Mid Cap, Serv Cl
2013	1,044	$3.18	to	$3.10	$3,280	0.40%	0.75%	to	0.95%	35.05%		to	34.78%
2012	1,283	$2.36	to	$2.30	$2,993	0.51%	0.75%	to	0.95%	13.89%		to	13.66%
2011	1,494	$2.07	to	$2.02	$3,064	0.13%	0.75%	to	0.95%	(11.38%	)	to	(11.56%	)
2010	1,936	$2.34	to	$2.29	$4,487	0.24%	0.75%	to	0.95%	27.74%		to	27.49%
2009	2,598	$1.83	to	$1.80	$4,717	0.54%	0.75%	to	0.95%	38.97%		to	38.69%

Fid VIP Overseas, Serv Cl
2013	358	$1.45	to	$1.42	$513	1.28%	0.75%	to	0.95%	29.40%		to	29.14%
2012	383	$1.12	to	$1.10	$424	1.74%	0.75%	to	0.95%	19.64%		to	19.40%
2011	474	$0.94	to	$0.92	$438	1.13%	0.75%	to	0.95%	(17.85%	)	to	(18.01%	)
2010	609	$1.14	to	$1.12	$687	1.21%	0.75%	to	0.95%	12.15%		to	11.92%
2009	776	$1.02	to	$1.00	$782	1.82%	0.75%	to	0.95%	25.49%		to	25.24%

Fid VIP Strategic Inc, Serv Cl 2
2013	3,939	$0.99	to	$0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08%	)(10)	to	(2.95%	)(10)

FTVIPT Frank Global Real Est, Cl 2
2013	4,820	$1.10	to	$0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
2012	5,008	$1.09	to	$0.88	$8,047	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	5,014	$0.86	to	$0.70	$6,543	7.73%	0.55%	to	1.45%	(6.17%	)	to	(7.01%	)
2010	5,902	$0.91	to	$0.76	$8,520	2.91%	0.55%	to	1.45%	20.31%		to	19.23%
2009	6,777	$0.76	to	$0.63	$8,474	12.94%	0.55%	to	1.45%	18.43%		to	17.37%

FTVIPT Frank Inc, Cl 2
2013	1,796	$1.07	to	$1.06	$1,925	0.34%	0.55%	to	1.85%	5.74%	(10)	to	4.80%	(10)

FTVIPT Frank Sm Cap Val, Cl 2
2013	4,087	$2.11	to	$1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90%	(10)
2012	4,575	$1.56	to	$1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%		to	6.79%	(9)
2011	5,110	$1.33	to	$1.23	$9,060	0.71%	0.55%	to	1.70%	(4.29%	)	to	(5.38%	)
2010	6,320	$1.39	to	$1.30	$12,043	0.76%	0.55%	to	1.70%	27.52%		to	29.42%	(6)
2009	7,494	$1.09	to	$0.92	$11,588	1.66%	0.55%	to	1.45%	28.45%		to	27.30%

FTVIPT Temp Global Bond, Cl 2
2013	448	$0.98	to	$0.97	$441	4.20%	0.55%	to	1.85%	(1.97%	)(10)	to	(2.83%	)(10)

GS VIT Mid Cap Val, Inst
2013	3,597	$2.08	to	$2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	4,252	$1.57	to	$2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%		to	17.05%
2011	5,483	$1.34	to	$1.89	$12,445	0.68%	0.55%	to	1.20%	(6.89%	)	to	(7.49%	)
2010	7,200	$1.43	to	$2.04	$17,613	0.64%	0.55%	to	1.20%	24.32%		to	23.51%
2009	9,048	$1.15	to	$1.65	$17,889	1.70%	0.55%	to	1.20%	32.42%		to	31.56%

GS VIT Sm Cap Eq Insights, Inst
2013	171	$2.21	to	$2.15	$369	1.03%	0.75%	to	0.95%	34.61%		to	34.34%
2012	172	$1.64	to	$1.60	$276	1.15%	0.75%	to	0.95%	11.99%		to	11.76%
2011	190	$1.47	to	$1.44	$273	0.79%	0.75%	to	0.95%	(0.08%	)	to	(0.27%	)
2010	236	$1.47	to	$1.44	$341	0.54%	0.75%	to	0.95%	29.15%		to	28.89%
2009	283	$1.14	to	$1.12	$317	1.16%	0.75%	to	0.95%	26.72%		to	26.47%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  97

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

GS VIT U.S. Eq Insights, Inst
2013	4,777	$1.64	to	$1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
2012	5,647	$1.20	to	$1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%		to	12.81%
2011	6,718	$1.05	to	$0.92	$6,314	1.58%	0.55%	to	1.45%	3.48%		to	2.55%
2010	8,698	$1.02	to	$0.90	$7,922	1.41%	0.55%	to	1.45%	12.22%		to	11.22%
2009	10,686	$0.90	to	$0.81	$8,679	1.97%	0.55%	to	1.45%	20.48%		to	19.40%

Invesco VI Am Fran, Ser I
2013	248	$1.35	to	$1.34	$334	0.44%	0.75%	to	0.95%	39.09%		to	38.81%
2012	255	$0.97	to	$0.97	$247	—	0.75%	to	0.95%	(2.99%	)(8)	to	(3.13%	)(8)

Invesco VI Bal Risk Alloc, Ser II
2013	379	$0.99	to	$0.98	$374	2.04%	0.55%	to	1.85%	(2.07%	)(10)	to	(2.94%	)(10)

Invesco VI Comstock, Ser II
2013	6,428	$1.75	to	$1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
2012	7,873	$1.29	to	$1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
2011	9,427	$1.09	to	$0.96	$9,943	1.37%	0.55%	to	1.45%	(2.64%	)	to	(3.51%	)
2010	11,227	$1.12	to	$0.99	$12,215	0.23%	0.55%	to	1.45%	15.06%		to	14.03%
2009	43,684	$0.98	to	$0.87	$40,021	4.61%	0.55%	to	1.45%	27.70%		to	26.56%

Invesco VI Global Hlth, Ser II
2013	1,709	$1.84	to	$1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
2012	1,718	$1.32	to	$1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	1,882	$1.10	to	$1.11	$2,093	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	2,159	$1.07	to	$1.08	$2,335	—	0.55%	to	1.45%	4.43%		to	3.49%
2009	2,297	$1.02	to	$1.04	$2,382	0.12%	0.55%	to	1.45%	26.69%		to	25.56%

Invesco VI Intl Gro, Ser II
2013	2,890	$1.76	to	$1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	3,007	$1.49	to	$1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
2011	3,906	$1.30	to	$1.09	$4,706	1.19%	0.55%	to	1.45%	(7.50%	)	to	(8.33%	)
2010	4,684	$1.40	to	$1.19	$6,142	0.47%	0.55%	to	1.45%	11.99%		to	10.99%
2009	42,710	$1.25	to	$1.07	$48,223	1.53%	0.55%	to	1.45%	34.17%		to	32.97%

Invesco VI Mid Cap Gro, Ser I
2013	368	$1.33	to	$1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
2012	442	$0.98	to	$0.97	$432	—	0.75%	to	1.20%	(2.22%	)(8)	to	(2.52%	)(8)

Ivy VIP Asset Strategy
2013	495	$1.21	to	$1.19	$597	0.02%	0.55%	to	1.85%	18.29%	(10)	to	17.27%	(10)

Janus Aspen Enterprise, Serv
2013	684	$1.05	to	$1.02	$714	0.38%	0.75%	to	0.95%	31.05%		to	30.79%
2012	830	$0.80	to	$0.78	$660	—	0.75%	to	0.95%	16.11%		to	15.88%
2011	851	$0.69	to	$0.67	$584	—	0.75%	to	0.95%	(2.39%	)	to	(2.58%	)
2010	1,169	$0.70	to	$0.69	$823	—	0.75%	to	0.95%	24.58%		to	24.33%
2009	1,315	$0.57	to	$0.56	$743	—	0.75%	to	0.95%	43.36%		to	43.08%

Janus Aspen Flex Bond, Serv
2013	183	$0.99	to	$0.98	$181	3.27%	0.55%	to	1.85%	(1.97%	)(10)	to	(2.82%	)(10)

Janus Aspen Gbl Alloc Mod, Serv
2013	15	$1.19	to	$1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29%	(10)
2012	—	$1.04	to	$1.03	$1	2.56%	0.55%	to	1.80%	3.40%	(9)	to	2.54%	(9)

Janus Aspen Global Tech, Serv
2013	1,018	$0.82	to	$2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
2012	1,245	$0.61	to	$2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
2011	1,628	$0.52	to	$1.79	$874	—	0.75%	to	1.20%	(9.34%	)	to	(9.75%	)
2010	2,130	$0.57	to	$1.98	$1,267	—	0.75%	to	1.20%	23.47%		to	22.91%
2009	2,342	$0.46	to	$1.61	$1,119	—	0.75%	to	1.20%	55.72%		to	55.03%

Janus Aspen Janus, Serv
2013	3,836	$1.39	to	$1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75%	(10)
2012	4,885	$1.08	to	$1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04%	(9)
2011	6,490	$0.92	to	$1.08	$5,853	0.44%	0.55%	to	1.70%	(6.06%	)	to	(7.13%	)
2010	7,508	$0.98	to	$1.17	$7,233	0.06%	0.55%	to	1.70%	13.63%		to	16.35%	(6)
2009	114,211	$0.86	to	$0.84	$97,037	0.38%	0.55%	to	1.45%	35.27%		to	34.06%

Janus Aspen Overseas, Serv
2013	1,827	$1.66	to	$3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
2012	2,484	$1.46	to	$2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
2011	3,493	$1.30	to	$2.51	$4,637	0.38%	0.75%	to	1.20%	(32.84%	)	to	(33.14%	)
2010	4,984	$1.94	to	$3.76	$9,841	0.53%	0.75%	to	1.20%	24.08%		to	23.53%
2009	6,188	$1.56	to	$3.04	$9,832	0.40%	0.75%	to	1.20%	77.73%		to	76.94%

98  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Lazard Ret Global Dyn MA, Serv
2013	33	$1.13	to	$1.12	$39	1.15%	0.55%	to	1.85%	10.55%	(10)	to	9.60%	(10)

MFS Inv Gro Stock, Serv Cl
2013	3,922	$1.83	to	$1.69	$4,765	0.42%	0.55%	to	1.45%	29.33%		to	28.18%
2012	4,327	$1.42	to	$1.32	$3,981	0.22%	0.55%	to	1.45%	16.03%		to	15.00%
2011	5,149	$1.22	to	$1.15	$4,047	0.26%	0.55%	to	1.45%	(0.17%	)	to	(1.07%	)
2010	6,341	$1.22	to	$1.16	$4,968	0.30%	0.55%	to	1.45%	11.53%		to	10.54%
2009	7,699	$1.10	to	$1.05	$5,293	0.44%	0.55%	to	1.45%	38.33%		to	37.09%

MFS New Dis, Serv Cl
2013	1,672	$2.46	to	$2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	1,963	$1.75	to	$2.10	$2,621	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	2,719	$1.46	to	$1.76	$3,023	—	0.55%	to	1.20%	(10.98%	)	to	(11.56%	)
2010	3,550	$1.64	to	$1.99	$4,473	—	0.55%	to	1.20%	35.19%		to	34.32%
2009	4,192	$1.21	to	$1.48	$3,911	—	0.55%	to	1.20%	62.03%		to	60.98%

MFS Utilities, Serv Cl
2013	3,640	$2.67	to	$1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94%	(10)
2012	4,250	$2.24	to	$1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%		to	5.85%	(9)
2011	5,023	$1.99	to	$1.22	$9,711	2.96%	0.55%	to	1.70%	5.92%		to	4.71%
2010	5,997	$1.87	to	$1.17	$11,066	3.10%	0.55%	to	1.70%	12.89%		to	15.75%	(6)
2009	6,819	$1.66	to	$1.22	$11,375	4.69%	0.55%	to	1.45%	32.14%		to	30.96%

MS UIF Global Real Est, Cl II
2013	2,353	$1.25	to	$1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	2,338	$1.22	to	$1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%		to	28.07%
2011	2,818	$0.94	to	$0.92	$2,636	3.25%	0.55%	to	1.45%	(10.64%	)	to	(11.44%	)
2010	2,823	$1.06	to	$1.04	$2,964	8.41%	0.55%	to	1.45%	21.65%		to	20.56%
2009	17,952	$0.87	to	$0.86	$15,599	0.02%	0.55%	to	1.45%	40.64%		to	39.38%

MS UIF Mid Cap Gro, Cl II
2013	1,246	$1.79	to	$1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92%	(10)
2012	1,687	$1.31	to	$0.92	$2,285	—	0.55%	to	1.80%	7.89%		to	(5.93%	)(9)
2011	2,046	$1.21	to	$1.15	$2,553	0.25%	0.55%	to	1.70%	(7.68%	)	to	(8.74%	)
2010	2,187	$1.31	to	$1.26	$2,954	—	0.55%	to	1.70%	31.54%		to	25.32%	(6)
2009	2,591	$1.00	to	$1.12	$2,654	—	0.55%	to	1.45%	56.51%		to	55.10%

NB AMT Intl Eq, Cl S
2013	1,279	$1.12	to	$1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
2012	1,578	$0.95	to	$1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%		to	16.77%
2011	1,772	$0.81	to	$0.88	$1,479	6.11%	0.55%	to	1.45%	(12.81%	)	to	(13.59%	)
2010	1,936	$0.93	to	$1.01	$1,861	2.19%	0.55%	to	1.45%	21.34%		to	20.26%
2009	24,662	$0.76	to	$0.84	$20,307	3.72%	0.55%	to	1.45%	33.77%		to	32.57%

Oppen Global VA, Serv
2013	3,914	$1.96	to	$1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22%	(10)
2012	4,464	$1.55	to	$1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96%	(9)
2011	5,107	$1.29	to	$1.06	$6,020	1.08%	0.55%	to	1.70%	(9.03%	)	to	(10.07%	)
2010	5,813	$1.42	to	$1.18	$7,620	1.25%	0.55%	to	1.70%	15.07%		to	17.83%	(6)
2009	6,462	$1.23	to	$1.00	$7,419	1.96%	0.55%	to	1.45%	38.59%		to	37.35%

Oppen Global Strategic Inc VA, Srv
2013	23,226	$1.54	to	$0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%	)	to	(4.41%	)(10)
2012	25,951	$1.56	to	$1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
2011	29,871	$1.39	to	$1.26	$39,888	3.00%	0.55%	to	1.45%	0.10%		to	(0.80%	)
2010	37,820	$1.38	to	$1.27	$50,700	14.31%	0.55%	to	1.45%	14.14%		to	13.12%
2009	137,869	$1.21	to	$1.12	$160,430	0.23%	0.55%	to	1.45%	17.76%		to	16.70%

Oppen Main St Sm Cap VA, Serv
2013	1,363	$2.08	to	$1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80%	(10)
2012	1,483	$1.49	to	$1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33%	(9)
2011	1,635	$1.27	to	$1.17	$1,949	0.42%	0.55%	to	1.70%	(2.92%	)	to	(4.03%	)
2010	2,095	$1.31	to	$1.22	$2,591	0.44%	0.55%	to	1.70%	22.38%		to	21.44%	(6)
2009	2,613	$1.07	to	$0.92	$2,653	0.66%	0.55%	to	1.45%	36.13%		to	34.91%

PIMCO VIT All Asset, Advisor Cl
2013	11,696	$1.47	to	$0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%	)	to	(3.73%	)(10)
2012	15,560	$1.48	to	$1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19%	(9)
2011	15,081	$1.29	to	$1.06	$19,103	7.65%	0.55%	to	1.70%	1.37%		to	0.22%
2010	13,680	$1.27	to	$1.06	$17,166	4.97%	0.55%	to	1.70%	12.39%		to	6.10%	(6)
2009	70,295	$1.13	to	$1.10	$78,840	6.92%	0.55%	to	1.45%	20.76%		to	19.68%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  99

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

PIMCO VIT Glb MA Man Alloc, Adv Cl
2013	112	$0.95	to	$0.90	$106	2.94%	0.55%	to	1.85%	(8.41%	)	to	(11.19%	)(10)
2012	105	$1.03	to	$1.03	$110	3.55%	0.55%	to	1.80%	2.91%	(9)	to	2.06%	(9)

PIMCO VIT Tot Return, Advisor Cl
2013	262	$0.96	to	$0.95	$290	2.22%	0.55%	to	1.85%	(3.98%	)(10)	to	(4.83%	)(10)

Put VT Multi-Cap Gro, Cl IB
2013	481	$1.68	to	$1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
2012	607	$1.24	to	$1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
2011	804	$1.07	to	$1.06	$856	0.27%	0.55%	to	1.20%	(5.60%	)	to	(6.22%	)
2010	1,074	$1.13	to	$1.13	$1,215	—	0.55%	to	1.20%	13.15%	(7)	to	12.95%	(7)

Royce Micro-Cap, Invest Cl
2013	258	$3.22	to	$3.14	$816	0.53%	0.75%	to	0.95%	20.08%		to	19.84%
2012	325	$2.68	to	$2.62	$860	—	0.75%	to	0.95%	6.80%		to	6.58%
2011	369	$2.51	to	$2.46	$915	2.15%	0.75%	to	0.95%	(12.76%	)	to	(12.93%	)
2010	481	$2.88	to	$2.82	$1,371	1.83%	0.75%	to	0.95%	28.99%		to	28.73%
2009	582	$2.23	to	$2.19	$1,286	—	0.75%	to	0.95%	56.86%		to	56.55%

Third Ave Val
2013	549	$2.45	to	$2.39	$1,322	3.31%	0.75%	to	0.95%	18.08%		to	17.84%
2012	619	$2.08	to	$2.03	$1,265	0.87%	0.75%	to	0.95%	26.38%		to	26.13%
2011	712	$1.64	to	$1.61	$1,154	1.75%	0.75%	to	0.95%	(21.89%	)	to	(22.05%	)
2010	896	$2.10	to	$2.06	$1,861	3.83%	0.75%	to	0.95%	13.21%		to	12.99%
2009	1,107	$1.86	to	$1.82	$2,034	—	0.75%	to	0.95%	44.26%		to	43.98%

VanEck VIP Global Gold, Cl S
2013	87	$0.77	to	$0.76	$68	—	0.55%	to	1.85%	(23.15%	)(10)	to	(23.82%	)(10)

VP Aggr, Cl 2
2013	37,291	$1.47	to	$1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45%	(10)
2012	31,562	$1.23	to	$1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00%	(9)
2011	29,999	$1.08	to	$1.11	$32,283	—	0.55%	to	1.70%	(3.63%	)	to	(4.73%	)
2010	9,828	$1.12	to	$1.16	$11,021	—	0.55%	to	1.70%	13.63%	(5)	to	16.22%	(6)

VP Aggr, Cl 4
2013	61,785	$1.47	to	$1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	70,793	$1.23	to	$1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	83,698	$1.09	to	$1.07	$90,296	—	0.55%	to	1.45%	(3.45%	)	to	(4.32%	)
2010	89,107	$1.12	to	$1.12	$99,952	—	0.55%	to	1.45%	13.63%	(5)	to	12.96%	(5)

VP AQR Man Fut Strategy, Cl 2
2013	167	$1.03	to	$1.02	$173	1.86%	0.55%	to	1.85%	1.48%	(10)	to	0.59%	(10)

VP BR Gl Infl Prot Sec, Cl 3
2013	8,945	$1.33	to	$1.21	$11,437	—	0.55%	to	1.45%	(5.99%	)	to	(6.85%	)
2012	13,378	$1.41	to	$1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%		to	4.08%
2011	14,976	$1.35	to	$1.24	$19,525	7.48%	0.55%	to	1.45%	9.43%		to	8.45%
2010	16,771	$1.23	to	$1.15	$20,060	0.80%	0.55%	to	1.45%	3.56%		to	2.63%
2009	104,440	$1.19	to	$1.12	$119,829	8.57%	0.55%	to	1.45%	6.25%		to	5.30%

VP Conserv, Cl 2
2013	41,212	$1.18	to	$0.99	$47,608	—	0.55%	to	1.85%	2.61%		to	(0.75%	)(10)
2012	56,493	$1.15	to	$1.02	$63,914	—	0.55%	to	1.80%	6.68%		to	1.86%	(9)
2011	46,252	$1.08	to	$1.06	$49,350	—	0.55%	to	1.70%	2.67%		to	1.49%
2010	19,021	$1.05	to	$1.05	$19,853	—	0.55%	to	1.70%	5.56%	(5)	to	4.60%	(6)

VP Conserv, Cl 4
2013	69,977	$1.18	to	$1.14	$81,081	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	111,431	$1.15	to	$1.12	$126,458	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	121,004	$1.08	to	$1.06	$129,269	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	101,591	$1.05	to	$1.04	$106,130	—	0.55%	to	1.45%	5.56%	(5)	to	4.94%	(5)

VP GS Commodity Strategy, Cl 2
2013	34	$0.92	to	$0.91	$33	—	0.55%	to	1.85%	(7.00%	)(10)	to	(7.81%	)(10)

VP Mod, Cl 2
2013	317,346	$1.34	to	$1.05	$416,742	—	0.55%	to	1.85%	10.75%		to	4.35%	(10)
2012	306,959	$1.21	to	$1.03	$365,766	—	0.55%	to	1.80%	10.26%		to	2.31%	(9)
2011	242,627	$1.09	to	$1.09	$263,319	—	0.55%	to	1.70%	(0.28%	)	to	(1.42%	)
2010	92,743	$1.10	to	$1.10	$101,395	—	0.55%	to	1.70%	9.82%	(5)	to	10.47%	(6)

100  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod, Cl 4
2013	612,890	$1.34	to	$1.29	$807,838	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	652,210	$1.21	to	$1.18	$778,788	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	675,653	$1.09	to	$1.08	$734,628	—	0.55%	to	1.45%	(0.19%	)	to	(1.08%	)
2010	755,824	$1.10	to	$1.09	$826,603	—	0.55%	to	1.45%	9.82%	(5)	to	9.17%	(5)

VP Mod Aggr, Cl 2
2013	155,923	$1.41	to	$1.08	$216,294	—	0.55%	to	1.85%	15.44%		to	7.43%	(10)
2012	145,875	$1.22	to	$1.02	$176,036	—	0.55%	to	1.80%	11.62%		to	2.02%	(9)
2011	131,371	$1.09	to	$1.10	$142,553	—	0.55%	to	1.70%	(1.97%	)	to	(3.09%	)
2010	46,591	$1.11	to	$1.13	$51,792	—	0.55%	to	1.70%	11.61%	(5)	to	13.31%	(6)

VP Mod Aggr, Cl 4
2013	277,715	$1.41	to	$1.36	$386,167	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	310,574	$1.22	to	$1.19	$375,621	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	354,776	$1.09	to	$1.08	$385,889	—	0.55%	to	1.45%	(1.88%	)	to	(2.76%	)
2010	389,556	$1.12	to	$1.11	$433,471	—	0.55%	to	1.45%	11.71%	(5)	to	11.05%	(5)

VP Mod Conserv, Cl 2
2013	93,174	$1.25	to	$1.02	$114,338	—	0.55%	to	1.85%	6.54%		to	1.70%	(10)
2012	100,587	$1.18	to	$1.02	$116,533	—	0.55%	to	1.80%	8.15%		to	1.88%	(9)
2011	76,602	$1.09	to	$1.08	$82,606	—	0.55%	to	1.70%	1.30%		to	0.14%
2010	31,516	$1.07	to	$1.07	$33,706	—	0.55%	to	1.70%	7.42%	(5)	to	7.41%	(6)

VP Mod Conserv, Cl 4
2013	156,063	$1.26	to	$1.21	$192,967	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	196,022	$1.18	to	$1.15	$228,479	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	201,183	$1.09	to	$1.07	$217,531	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	216,688	$1.07	to	$1.07	$232,021	—	0.55%	to	1.45%	7.52%	(5)	to	6.89%	(5)

VP Ptnrs Sm Cap Val, Cl 3
2013	3,557	$2.06	to	$1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	4,411	$1.54	to	$1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	5,764	$1.36	to	$1.14	$9,817	—	0.55%	to	1.45%	(4.98%	)	to	(5.83%	)
2010	7,108	$1.43	to	$1.21	$12,899	—	0.55%	to	1.45%	23.75%		to	22.63%
2009	61,313	$1.16	to	$0.98	$71,928	—	0.55%	to	1.45%	35.80%		to	34.59%

VP Pyrford Intl Eq, Cl 2
2013	32	$1.05	to	$1.04	$35	0.84%	0.55%	to	1.85%	5.50%	(11)	to	4.57%	(11)

VP Sit Divd Gro, Cl 3
2013	2,773	$1.34	to	$1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	3,336	$1.05	to	$1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	4,606	$0.95	to	$0.93	$4,367	—	0.55%	to	1.45%	(4.03%	)	to	(4.89%	)
2010	5,405	$0.99	to	$0.98	$5,357	—	0.55%	to	1.45%	10.91%		to	9.92%
2009	111,725	$0.90	to	$0.89	$100,695	—	0.55%	to	1.45%	30.61%		to	29.44%

VP Vty Estb Val, Cl 3
2013	379	$1.92	to	$1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	356	$1.42	to	$1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	408	$1.22	to	$1.09	$470	—	0.55%	to	1.45%	(6.95%	)	to	(7.79%	)
2010	366	$1.31	to	$1.18	$458	—	0.55%	to	1.45%	21.19%		to	20.11%
2009	361	$1.08	to	$0.98	$378	—	0.55%	to	1.45%	35.88%		to	34.66%

Wanger Intl
2013	7,611	$2.59	to	$1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
2012	8,915	$2.13	to	$1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%		to	19.80%
2011	10,953	$1.76	to	$1.16	$17,152	4.77%	0.55%	to	1.45%	(15.09%	)	to	(15.85%	)
2010	13,276	$2.07	to	$1.37	$24,827	1.60%	0.55%	to	1.45%	24.23%		to	23.12%
2009	40,052	$1.67	to	$1.12	$54,405	3.70%	0.55%	to	1.45%	48.96%		to	47.63%

Wanger USA
2013	9,199	$2.05	to	$1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	10,946	$1.54	to	$1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	13,163	$1.29	to	$1.12	$22,222	—	0.55%	to	1.45%	(4.02%	)	to	(4.88%	)
2010	16,538	$1.35	to	$1.18	$29,532	—	0.55%	to	1.45%	22.68%		to	21.58%
2009	37,983	$1.10	to	$0.97	$49,377	—	0.55%	to	1.45%	41.45%		to	40.18%

WF Adv VT Index Asset Alloc, Cl 2
2013	1,347	$1.74	to	$1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
2012	1,680	$1.47	to	$1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%		to	11.68%
2011	1,940	$1.31	to	$1.43	$2,550	2.98%	0.75%	to	1.20%	5.69%		to	5.22%
2010	2,409	$1.24	to	$1.36	$2,996	1.73%	0.75%	to	1.20%	12.44%		to	11.94%
2009	3,209	$1.10	to	$1.22	$3,549	2.03%	0.75%	to	1.20%	14.59%		to	14.08%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  101

	At Dec. 31					For the year ended Dec. 31
	Units	Accumulation unit value			Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)			(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

WF Adv VT Intl Eq, Cl 2
2013	2,150	$1.52	to	$1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
2012	2,506	$1.28	to	$0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%		to	11.84%
2011	3,281	$1.13	to	$0.85	$3,329	0.10%	0.55%	to	1.45%	(13.39%	)	to	(14.16%	)
2010	4,075	$1.31	to	$0.99	$4,817	1.69%	0.55%	to	1.45%	15.86%		to	14.83%
2009	52,577	$1.13	to	$0.86	$49,158	0.27%	0.55%	to	1.45%	14.84%		to	13.81%

WF Adv VT Sm Cap Gro, Cl 2
2013	1,988	$2.46	to	$1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94%	(10)
2012	2,493	$1.65	to	$0.93	$3,861	—	0.55%	to	1.80%	7.28%		to	(6.99%	)(9)
2011	3,049	$1.54	to	$1.20	$4,431	—	0.55%	to	1.70%	(5.12%	)	to	(6.20%	)
2010	4,128	$1.62	to	$1.27	$6,337	—	0.55%	to	1.70%	26.08%		to	26.80%	(6)
2009	4,677	$1.28	to	$1.18	$5,713	—	0.55%	to	1.45%	51.81%		to	50.45%

WA Var Global Hi Yd Bond, Cl II
2013	51	$1.02	to	$1.01	$53	15.79%	0.55%	to	1.85%	1.04%	(10)	to	0.16%	(10)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 27, 2012.
(9)	New subaccount operations commenced on April 30, 2012.
(10)	New subaccount operations commenced on April 29, 2013.
(11)	New subaccount operations commenced on April 30, 2013.

102  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	174	252	275	308	372	309	363	746	160	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Accumulation unit value at end of period	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,985	2,472	3,097	3,865	5,230	6,632	8,669	10,042	10,828	9,073

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Accumulation unit value at end of period	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	2,820	3,618	4,504	5,738	8,136	11,767	11,635	11,404	9,163	4,351

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—	—	—	—	—	—	—	—

American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83	$0.74	$0.65
Accumulation unit value at end of period	$1.26	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	196	223	255	328	349	483	718	801	1,011	1,182

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	735	893	1,061	1,287	2,587	3,176	3,100	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	514	601	628	824	884	782	920	4,333	941	—

American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66	$1.59	$1.40
Accumulation unit value at end of period	$2.67	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	262	298	318	434	579	726	1,098	1,260	1,395	1,239

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	571	70	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88
Accumulation unit value at end of period	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	709	798	868	1,043	1,088	1,279	1,519	1,455	1,195	895

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87
Accumulation unit value at end of period	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,396	1,400	1,727	2,222	2,605	1,564	2,567	2,359	2,268	2,153

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04
Accumulation unit value at end of period	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,475	4,641	6,770	8,242	11,219	20,529	16,724	14,587	10,666	11,956

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  103

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19
Accumulation unit value at end of period	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7,316	9,998	11,850	14,745	36,166	36,244	35,353	31,453	19,926	12,488

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14
Accumulation unit value at end of period	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	5,857	7,121	9,056	12,073	25,983	25,626	25,064	25,790	17,139	10,241

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13
Accumulation unit value at end of period	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,141	1,252	1,534	1,778	3,010	4,784	3,347	3,067	2,792	711

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35
Accumulation unit value at end of period	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	2,244	2,870	3,385	4,348	10,317	10,760	10,966	9,253	6,917	4,157

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12
Accumulation unit value at end of period	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,615	3,269	3,985	5,649	7,246	8,622	12,510	14,822	16,084	14,646

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,727	2,266	2,367	2,602	12,726	7,714	6,770	6,653	1,815	6

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66
Accumulation unit value at end of period	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	777	918	1,288	1,549	1,835	2,245	2,990	3,257	3,145	2,082

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47
Accumulation unit value at end of period	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	2,648	3,104	3,823	5,077	5,927	7,359	10,651	12,217	13,724	6,535

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71
Accumulation unit value at end of period	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	5,645	7,015	8,293	10,181	12,183	14,518	17,373	19,411	11,370	2,982

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,845	2,373	3,253	4,382	20,511	16,940	11,279	7,246	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	621	696	847	1,089	1,464	1,986	1,950	3,548	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Accumulation unit value at end of period	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	431	522	640	835	1,066	1,091	1,416	1,560	1,403	1,420

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	660	754	970	1,211	2,304	3,561	2,944	5,108	351	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

104  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78
Accumulation unit value at end of period	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	2,254	2,524	2,864	3,730	4,854	5,907	7,782	8,282	8,983	9,237

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	206	233	256	168	91	95	137	187	70	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06
Accumulation unit value at end of period	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	547	551	665	926	1,132	1,628	1,938	2,442	3,007	2,896

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15
Accumulation unit value at end of period	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,551	3,805	4,940	6,564	6,838	7,386	8,083	9,055	10,771	11,923

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	738	985	1,206	1,289	1,510	1,174	752	2,782	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	62	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,287	2,359	2,928	2,988	8,896	7,053	6,237	6,662	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,146	6,132	7,349	9,628	13,436	20,314	16,371	14,295	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98	$0.92	$0.87
Accumulation unit value at end of period	$1.59	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	418	598	619	857	1,099	1,479	2,257	2,651	3,096	3,183

Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71	$1.46	$1.18
Accumulation unit value at end of period	$3.18	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	444	614	722	990	1,300	1,840	2,617	2,925	3,232	3,218

Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07	$0.91	$0.80
Accumulation unit value at end of period	$1.45	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	170	163	172	236	276	423	796	1,016	1,064	1,166

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,057	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51
Accumulation unit value at end of period	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	1,424	1,639	1,774	2,253	2,898	3,752	5,585	8,096	9,097	7,490

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	635	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45
Accumulation unit value at end of period	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,383	1,722	2,401	3,032	3,524	4,553	5,190	5,121	3,861

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  105

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49
Accumulation unit value at end of period	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	1,741	2,073	2,712	3,666	4,665	6,095	8,658	10,266	10,617	6,770

Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48	$1.41	$1.22
Accumulation unit value at end of period	$2.21	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	26	27	31	38	61	93	162	240	294	435

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79
Accumulation unit value at end of period	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	2,395	3,031	3,619	4,755	5,810	6,981	8,779	10,535	11,511	4,998

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	62	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,937	3,681	4,369	5,259	9,931	12,695	11,798	13,974	10,069	65

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	409	471	504	601	590	419	1,896	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—
Accumulation unit value at end of period	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	837	947	1,103	1,381	6,218	5,525	2,450	32	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	253	—	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52	$0.47	$0.39
Accumulation unit value at end of period	$1.05	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	339	381	382	564	636	712	774	848	1,075	1,194

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37	$0.37
Accumulation unit value at end of period	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	725	892	1,129	1,435	1,480	1,274	1,368	1,138	1,248	1,311

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,053	1,316	1,767	2,041	17,067	13,325	8,417	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77	$0.65
Accumulation unit value at end of period	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	1,061	1,477	1,933	2,727	3,464	4,541	5,011	4,995	5,056	5,176

106  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57
Accumulation unit value at end of period	$1.07	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	1,770	2,050	2,457	3,018	4,024	5,305	6,287	7,893	8,647	7,097

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76
Accumulation unit value at end of period	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	952	1,177	1,567	2,028	2,644	3,033	3,572	4,031	4,783	5,498

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Accumulation unit value at end of period	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,217	1,422	1,828	2,262	2,719	3,277	3,617	2,792	1,406

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	752	749	931	966	3,120	4,528	2,291	2,781	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	317	522	673	774	1,089	1,210	1,294	2,389	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	416	533	636	714	4,378	4,519	3,528	3,236	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	840	977	1,190	1,599	1,943	2,308	3,032	3,158	1,793	45

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,039	8,608	9,900	13,311	28,569	31,552	30,934	20,585	9,132	152

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	329	397	454	619	844	1,049	1,233	1,204	468	15

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,821	3,706	3,840	3,896	11,742	12,942	9,560	9,475	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.23	$1.07	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	322	413	551	785	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04	$1.84	$1.63
Accumulation unit value at end of period	$3.22	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	85	140	154	221	275	317	577	703	808	831

Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12	$1.86	$1.57
Accumulation unit value at end of period	$2.45	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	199	230	272	354	448	677	1,123	1,416	1,537	1,606

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  107

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,263	2,605	2,418	782	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,159	9,393	10,873	12,544	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,041	4,302	5,081	5,961	17,784	9,290	9,325	10,578	6,543	21

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,698	4,118	3,714	1,170	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,897	12,671	13,381	11,054	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,217	12,841	10,721	5,136	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68,668	75,197	82,805	97,423	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,483	9,367	8,285	3,243	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.22	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,781	45,332	49,673	54,821	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,745	5,719	4,225	1,619	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,794	23,712	26,508	28,686	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Accumulation unit value at end of period	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	1,446	1,821	2,293	2,885	8,642	9,275	8,677	7,149	7,106	4,860

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

108  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	901	1,152	1,545	1,786	17,213	10,554	7,024	7,764	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	138	93	114	125	133	261	377	381	339	45

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80
Accumulation unit value at end of period	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,845	3,431	4,351	5,556	9,670	10,494	11,177	12,711	11,740	7,114

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33
Accumulation unit value at end of period	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	3,107	3,874	4,825	6,432	9,667	11,268	13,451	14,502	14,569	10,599

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	858	1,123	1,265	1,540	1,871	2,101	2,512	2,477	2,532	2,515

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	706	859	1,099	1,530	6,732	836	1,104	1,366	1,120	14

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Accumulation unit value at end of period	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	634	870	1,068	1,632	1,942	1,865	2,522	1,762	1,473	1,593

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	82	90	114	178	330	249	316	302	65	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Accumulation unit value at end of period	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,262	1,374	1,662	2,011	2,557	3,315	5,003	5,777	6,121	5,022

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Accumulation unit value at end of period	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	1,516	1,774	2,344	3,170	4,591	6,466	6,875	6,633	5,012	2,202

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—	—	—	—	—	—

American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82	$0.73	$0.64
Accumulation unit value at end of period	$1.23	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	213	236	319	409	559	738	1,120	1,194	1,304	1,372

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	494	493	522	644	1,306	1,860	1,583	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	320	337	346	403	473	394	409	1,987	389	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  109

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64	$1.58	$1.39
Accumulation unit value at end of period	$2.60	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	196	204	249	363	421	753	1,491	1,739	1,751	1,713

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	604	119	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88
Accumulation unit value at end of period	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	422	514	656	743	1,174	1,596	1,765	1,878	1,638	959

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86
Accumulation unit value at end of period	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	748	806	952	1,174	1,503	1,256	2,079	1,672	1,877	1,818

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04
Accumulation unit value at end of period	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,134	4,234	6,574	7,460	10,791	17,221	16,036	11,540	7,130	8,287

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18
Accumulation unit value at end of period	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	5,767	7,188	7,795	9,690	24,712	25,908	24,395	21,045	15,251	10,446

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13
Accumulation unit value at end of period	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3,966	4,629	5,804	7,452	15,846	16,588	17,673	17,788	12,648	8,024

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12
Accumulation unit value at end of period	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	809	1,039	1,311	1,541	2,172	3,087	2,342	2,078	1,792	593

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34
Accumulation unit value at end of period	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,833	2,318	2,690	3,431	7,293	7,887	7,970	6,731	5,648	3,777

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11
Accumulation unit value at end of period	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2,053	2,410	2,821	3,661	5,150	6,762	10,346	11,919	13,288	12,815

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,267	1,655	2,014	2,114	7,874	4,529	3,644	3,835	1,067	1

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66
Accumulation unit value at end of period	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	734	813	1,154	1,298	1,767	2,293	3,109	3,065	2,785	1,364

110  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46
Accumulation unit value at end of period	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	1,731	1,985	2,191	2,489	2,970	4,065	7,041	7,585	8,017	3,588

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70
Accumulation unit value at end of period	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	2,316	2,926	3,385	4,208	5,331	6,962	9,846	11,629	5,105	1,558

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,687	1,998	2,763	3,451	13,094	10,986	6,387	3,929	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	376	557	751	959	1,003	1,019	1,770	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Accumulation unit value at end of period	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	301	384	437	488	854	698	907	1,092	1,256	1,359

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	607	611	695	927	1,532	2,373	2,137	2,846	247	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Accumulation unit value at end of period	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646	7,782

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	290	236	196	127	65	58	137	175	76	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05
Accumulation unit value at end of period	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	400	493	515	560	661	922	1,550	1,998	2,289	2,188

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14
Accumulation unit value at end of period	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,485	3,143	3,531	4,895	5,800	6,695	7,227	7,765	9,250	9,832

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	563	798	1,106	1,310	1,351	1,404	789	1,558	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	65	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,266	1,815	1,961	1,784	5,379	4,487	3,603	3,669	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97	$0.91	$0.87
Accumulation unit value at end of period	$1.55	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	513	607	732	836	1,350	1,847	2,885	3,369	3,780	3,892

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  111

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69	$1.45	$1.17
Accumulation unit value at end of period	$3.10	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	600	669	772	946	1,299	1,842	2,903	3,269	3,605	3,582

Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06	$0.90	$0.80
Accumulation unit value at end of period	$1.42	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	187	220	302	373	500	683	1,174	1,258	1,169	1,245

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	549	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50
Accumulation unit value at end of period	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	1,103	1,171	1,222	1,626	1,987	2,520	3,992	5,455	6,194	5,320

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44
Accumulation unit value at end of period	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	703	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470	2,522

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48
Accumulation unit value at end of period	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	1,274	1,516	2,011	2,559	3,248	4,092	6,530	7,397	7,580	5,065

Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47	$1.40	$1.21
Accumulation unit value at end of period	$2.15	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	145	145	158	198	222	243	343	372	413	521

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79
Accumulation unit value at end of period	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1,232	1,429	1,847	2,474	3,364	4,344	5,998	7,046	7,488	4,379

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	194	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,395	1,851	2,111	2,641	5,235	6,904	5,924	6,990	4,754	97

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	227	283	381	432	545	444	892	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	607	625	907	1,139	3,824	3,203	1,506	41	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	190	—	—	—	—	—	—	—	—

112  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52	$0.46	$0.39
Accumulation unit value at end of period	$1.02	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	345	448	469	606	679	834	1,038	1,226	1,353	1,509

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37	$0.37
Accumulation unit value at end of period	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	286	346	471	655	827	929	1,099	1,145	1,143	1,305

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	720	880	1,036	9,604	7,662	4,056	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76	$0.65
Accumulation unit value at end of period	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	748	959	1,453	2,114	2,567	3,402	4,652	4,123	3,778	3,724

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56
Accumulation unit value at end of period	$1.04	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	1,295	1,519	1,895	2,440	2,935	2,841	3,602	4,618	5,560	5,021

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75
Accumulation unit value at end of period	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	670	728	1,079	1,397	1,422	1,779	2,321	2,844	3,667	4,463

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Accumulation unit value at end of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287	1,297

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	357	396	538	570	1,775	2,665	1,324	1,445	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	402	557	566	605	622	495	1,082	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	392	360	381	2,376	2,572	1,809	1,600	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151	31

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096	84

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  113

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	390	423	470	646	732	760	1,153	883	417	22

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	24	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	170	233	267	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02	$1.82	$1.62
Accumulation unit value at end of period	$3.14	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	172	185	215	261	307	423	692	780	875	985

Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10	$1.85	$1.56
Accumulation unit value at end of period	$2.39	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	350	389	441	542	660	961	1,491	1,667	1,838	1,839

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,752	5,624	4,473	976	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,108	3,343	4,764	4,986	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,189	2,930	3,253	3,615	10,837	6,093	4,970	5,558	3,131	218

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,716	11,338	9,044	2,797	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,697	7,346	7,664	5,748	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93,636	91,080	71,003	23,480	—	—	—	—	—	—

114  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,321	44,359	49,913	58,524	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,965	35,294	32,460	7,790	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,868	20,553	23,909	29,598	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,235	28,147	23,560	7,958	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,588	16,222	16,640	20,699	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Accumulation unit value at end of period	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	840	994	1,262	1,653	4,980	5,355	4,855	4,430	4,724	3,930

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	420	560	711	9,462	5,838	3,261	3,580	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	33	19	34	38	79	68	147	142	161	42

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79
Accumulation unit value at end of period	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,851	2,258	2,793	3,411	5,754	6,744	8,393	8,969	8,190	5,277

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32
Accumulation unit value at end of period	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	2,273	2,707	3,455	4,414	6,599	7,777	9,982	11,009	11,377	8,711

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01
Accumulation unit value at end of period	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	360	391	510	671	1,069	1,473	2,175	2,018	1,925	2,001

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	459	503	575	673	3,967	460	658	813	645	40

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Accumulation unit value at end of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	373	519	683	1,016	1,258	1,243	1,559	1,303	1,423	1,489

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2013 ANNUAL REPORT  115

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2013 and 2012, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota

April 17, 2014

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013 $1,653,778; 2012, $1,682,636)	$1,757,469	$1,885,210
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2013 and 2012, $2,038)	149,952	155,292
Policy loans	41,099	39,389
Other investments	366	244

Total investments	1,948,886	2,080,135
Cash and cash equivalents	52,155	30,022
Restricted cash	—	3,500
Reinsurance recoverables	110,425	99,385
Other receivables	7,933	6,721
Accrued investment income	19,752	20,730
Deferred acquisition costs	146,765	127,704
Other assets	106,708	93,625
Separate account assets	4,294,455	3,786,931

Total assets	$6,687,079	$6,248,753

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$1,904,150	$1,978,841
Other liabilities	107,665	86,296
Separate account liabilities	4,294,455	3,786,931

Total liabilities	6,306,270	5,852,068

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,851	106,751
Retained earnings	228,579	199,190
Accumulated other comprehensive income, net of tax	43,379	88,744
Total shareholder’s equity	380,809	396,685

Total liabilities and shareholder’s equity	$6,687,079	$6,248,753

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$24,284	$24,515	$23,703
Net investment income	90,983	97,467	103,556
Policy and contract charges	99,975	90,417	86,822
Other revenues	19,180	16,937	15,743
Net realized investment gains	1,135	463	643

Total revenues	235,557	229,799	230,467

Benefits and expenses

Benefits, claims, losses and settlement expenses	52,288	57,786	66,444
Interest credited to fixed accounts	54,502	55,234	54,676
Amortization of deferred acquisition costs	8,098	19,537	14,686
Other insurance and operating expenses	44,490	44,574	44,693

Total benefits and expenses	159,378	177,131	180,499

Pretax income	76,179	52,668	49,968
Income tax provision	21,790	14,850	11,172

Net income	$54,389	$37,818	$38,796

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(34)	$(457)	$(2,587)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	(83)	14	1,787

Net impairment losses recognized in net realized investment gains	$(117)	$(443)	$(800)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Net income	$54,389	$37,818	$38,796
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	(63,536)	32,542	25,453
Reclassification of net securities gains included in net income	(738)	(301)	(441)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	18,909	(8,616)	(8,455)

Total other comprehensive income (loss), net of tax	(45,365)	23,625	16,557

Total comprehensive income	$9,024	$61,443	$55,353

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2011	$2,000	$106,632	$251,153	$48,562	$408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	$2,000	$106,851	$228,579	$43,379	$380,809

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$54,389	$37,818	$38,796
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,351	2,228	(573)
Deferred income tax expense (benefit)	1,140	1,077	(4,971)
Contractholder and policyholder charges, non-cash	(20,034)	(17,661)	(16,856)
Loss (gain) from equity method investments	(122)	(40)	29
Net realized investment gains	(1,252)	(906)	(1,143)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	117	443	500
Change in operating assets and liabilities:
Deferred acquisition costs	(11,097)	2,426	(3,380)
Policyholder account balances, future policy benefits and claims, net	(55,456)	(17,646)	73,471
Derivatives, net of collateral	43,395	17,722	(19,827)
Reinsurance recoverables	(10,163)	(8,063)	(9,378)
Other receivables	(1,228)	390	(789)
Accrued investment income	978	1,133	170
Other, net	6,962	(556)	8,199

Net cash provided by operating activities	10,980	18,365	64,248

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	20,988	26,975	31,571
Maturities, sinking fund payments and calls	238,974	233,481	199,365
Purchases	(233,274)	(280,861)	(216,391)
Proceeds from sales, maturities and repayments of commercial mortgage loans	28,238	20,771	15,299
Funding of mortgage loans	(22,898)	(22,769)	(2,127)
Proceeds from sales of other investment	—	—	1,350
Change in policy loans, net	(1,710)	(2,022)	(883)

Net cash provided by (used in) investing activities	30,318	(24,425)	28,184

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	160,592	147,486	139,568
Net transfers from (to) separate accounts	(21,615)	(4,851)	2,756
Surrenders and other benefits	(119,320)	(125,454)	(128,407)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,700	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(1,700)	—	—
Tax adjustment on share-based incentive compensation plan	100	92	27
Cash paid for purchased options with deferred premiums	(13,922)	(13,371)	(11,818)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(50,000)	(78,577)

Net cash used in financing activities	(19,165)	(46,098)	(76,451)

Net increase (decrease) in cash and cash equivalents	22,133	(52,158)	15,981
Cash and cash equivalents at beginning of period	30,022	82,180	66,199

Cash and cash equivalents at end of period	$52,155	$30,022	$82,180

Supplemental Disclosures:
Income taxes paid, net	$35,436	$17,518	$12,023

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

In the Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $1.8 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 17, 2014, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc., a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging

RiverSource Life Insurance Co. of New York

activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

RiverSource Life Insurance Co. of New York

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide

RiverSource Life Insurance Co. of New York

with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $3.5 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

RiverSource Life Insurance Co. of New York

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and the amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Co. of New York

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an

RiverSource Life Insurance Co. of New York

adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, administrative charges and surrender charges. Cost of insurance charges are net of reinsurance premiums and cost of reinsurance for universal life insurance products. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2013 and 2012.

RiverSource Life Insurance Co. of New York

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 16 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.

The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	—
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	(448)
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—

Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

RiverSource Life Insurance Co. of New York

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $68 million and $13 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 90% and 91%, respectively of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012 approximately $103.1 million and $121.8 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$348,703	$356,761	20%	$365,730	$395,742	21%
AA	81,393	93,163	5	84,505	101,192	5
A	339,433	363,207	21	329,686	366,516	20
BBB	775,835	834,404	48	796,182	912,696	48
Below investment grade	108,414	109,934	6	106,533	109,064	6

Total fixed maturities	$1,653,778	$1,757,469	100%	$1,682,636	$1,885,210	100%

At December 31, 2013 and 2012, approximately 44% and 36%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)

Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

RiverSource Life Insurance Co. of New York

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities are attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Beginning balance	$1,299	$2,727	$1,927
Credit losses for which an other-than-temporary impairment was not previously recognized	—	36	646
Credit losses for which an other-than-temporary impairment was previously recognized	117	407	154
Reductions for securities sold during the period (realized)	—	(1,871)	—

Ending balance	$1,416	$1,299	$2,727

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains (Loss)	Income Tax	Gains (Loss)

Balances at January 1, 2011	$74,711	$(26,149)	$48,562
Net unrealized securities gains arising during the period(1)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balances at December 31, 2011	100,184	(35,065)	65,119 (2)
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	29,090	(10,181)	18,909

Balances at December 31, 2013	$66,737	$(23,358)	$43,379 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)	Includes $157 thousand, $544 thousand and $1.1 million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Gross realized investment gains	$1,263	$1,086	$2,036
Gross realized investment losses	(11)	(180)	(558)
Other-than-temporary impairments	(117)	(443)	(800)

Total	$1,135	$463	$678

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in thousands)	Cost	Fair Value

Due within one year	$76,502	$78,156
Due after one year through five years	438,264	467,046
Due after five years through 10 years	480,500	501,899
Due after 10 years	242,457	286,996

	1,237,723	1,334,097
Residential mortgage backed securities	195,756	197,020
Commercial mortgage backed securities	154,518	157,848
Asset backed securities	65,781	68,504

Total	$1,653,778	$1,757,469

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Income on fixed maturities	$82,640	$88,409	$95,378
Income on commercial mortgage loans	8,578	8,972	9,496
Income on policy loans and other investments	1,959	2,120	2,042

	93,177	99,501	106,916
Less: investment expenses	2,194	2,034	3,360

Total	$90,983	$97,467	$103,556

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Fixed maturities	$1,135	$463	$678
Commercial mortgage loans	—	—	(36)
Cash equivalents	—	—	1

Total	$1,135	$463	$643

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2013	2012	2011

Beginning balance	$2,038	$2,038	$2,538
Charge-offs	—	—	(500)
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2013	2012

Individually evaluated for impairment	$1,523	$1,671
Collectively evaluated for impairment	150,467	155,659

Total	$151,990	$157,330

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.5 million and $1.7 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2013 and 2012. All loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in thousands)

South Atlantic	$42,985	$43,744	28%	28%
Pacific	21,385	20,484	14	13
Mountain	18,874	22,905	13	14
Middle Atlantic	18,578	16,999	12	11
East North Central	15,614	20,276	10	13
New England	11,927	13,717	8	9
East South Central	10,519	11,204	7	7
West North Central	10,111	5,918	7	4
West South Central	1,997	2,083	1	1

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in thousands)

Retail	$40,992	$38,101	27%	24%
Industrial	34,344	44,383	22	28
Office	33,029	35,384	22	22
Apartments	28,770	28,675	19	18
Mixed use	4,217	2,841	3	2
Hotel	1,523	3,752	1	3
Other	9,115	4,194	6	3

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$127,704	$133,032	$132,603
Capitalization of acquisition costs	19,195	17,111	18,066
Amortization, excluding the impact of valuation assumptions review	(13,498)	(18,337)	(12,486)
Amortization, impact of valuation assumptions review	5,400	(1,200)	(2,200)
Impact of change in net unrealized securities losses (gains)	7,964	(2,902)	(2,951)

Balance at December 31	$146,765	$127,704	$133,032

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$18,242	$21,222	$23,947
Capitalization of sales inducement costs	285	523	588
Amortization, excluding the impact of valuation assumptions review	(1,964)	(2,262)	(2,408)
Amortization, impact of valuation assumptions review	1,000	(800)	(400)
Impact of change in net unrealized securities losses (gains)	1,391	(441)	(505)

Balance at December 31	$18,954	$18,242	$21,222

7.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company, for 1996 and later issues, cedes 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company

RiverSource Life Insurance Co. of New York

retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $11.1 billion and $10.9 billion, respectively, of which $7.6 billion and $7.3 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Direct premiums	$35,607	$35,602	$34,635
Reinsurance ceded	(11,323)	(11,087)	(10,932)

Net premiums	$24,284	$24,515	$23,703

Policy and contract charges are presented on the Statements of Income net of $4.3 million, $4.5 million and $3.6 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $8.5 million, $7.5 million and $5.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $78.9 million and $72.9 million related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Policyholder account balances, future policy benefits and claims include $3.0 million and $3.3 million related to a previously assumed reinsurance arrangement as of December 31, 2013 and 2012, respectively.

8.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2013		2012

Policyholder account balances
Fixed annuities	$1,033,712		$1,062,602
Variable annuity fixed sub-accounts	250,599		235,625
VUL/UL insurance	179,924		172,553
IUL insurance	10,650		3,912
Other life insurance	39,598		39,739

Total policyholder account balances	1,514,483		1,514,431

Future policy benefits
Variable annuity GMWB	(29,203	)(1)	36,060
Variable annuity GMAB	(6,133	)(1)	5,912
Other annuity liabilities	5,590		9,164
Fixed annuities life contingent liabilities	91,092		91,380
Life, DI and LTC insurance	298,398		294,212
VUL/UL and other life insurance additional liabilities	20,735		20,421

Total future policy benefits	380,479		457,149
Policy claims and other policyholder’ funds	9,188		7,261

Total policyholder account balances, future policy benefits and claims	$1,904,150		$1,978,841

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2013	2012

Variable annuity	$3,897,764	$3,442,505
VUL insurance	395,588	343,453
Other insurance	1,103	973

Total	$4,294,455	$3,786,931

RiverSource Life Insurance Co. of New York

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

RiverSource Life Insurance Co. of New York

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator asset allocation program is a separate account investment option available under the Company’s variable universal life insurance products and new sales under its variable annuities, but as of April 2012, is no longer available for sale with a living benefit rider. The Portfolio Navigator program allows clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds, and is designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in thousands, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$2,707,746	$2,623,523	$1,251	63	$2,328,861	$2,253,448	$2,333	63
Five/six-year reset	610,893	465,907	2,829	64	600,825	459,887	6,551	63
One-year ratchet	552,355	535,168	1,151	65	493,086	477,445	3,552	64
Five-year ratchet	220,521	215,495	263	62	199,317	194,264	586	62

Total — GMDB	$4,091,515	$3,840,093	$5,494	63	$3,622,089	$3,385,044	$13,022	63

GMIB	$19,568	$18,579	$61	64	$18,405	$17,395	$235	63
GMWB:
GMWB	$239,913	$238,959	$11	67	$234,505	$233,455	$87	66
GMWB for life	1,866,258	1,849,756	92	65	1,526,459	1,516,433	225	65

Total — GMWB	$2,106,171	$2,088,715	$103	65	$1,760,964	$1,749,888	$312	65

GMAB	$298,673	$297,293	$74	56	$259,478	$259,004	$249	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $2.5 million and $10.7 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

RiverSource Life Insurance Co. of New York

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in thousands, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$394	62	$350	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$217	$448	$17,818	$4,455	$6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)

Balance at December 31, 2013	$359	$360	$(29,203)	$(6,133)	$15,125

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2013	2012

Mutual funds:
Equity	$2,136,649	$1,781,855
Bond	1,482,603	1,473,320
Other	216,828	131,865

Total mutual funds	$3,836,080	$3,387,040

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level

RiverSource Life Insurance Co. of New York

input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914

Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469

Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026

Total other assets	—	54,736	—	54,736

Separate account assets	—	4,294,455	—	4,294,455

Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)

Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)

Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949

Total other liabilities	8,669	77,558	—	86,227

Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Co. of New York

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210

Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809

Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$998	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total policyholder account balances, future policy benefits and claims	—	—	40,932	40,932

Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$21,833	$40,932	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $20.1 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Commercial					GMWB and
	Corporate	Mortgage	Asset			IUL	GMAB
	Debt	Backed	Backed			Embedded	Embedded
(in thousands)	Securities	Securities	Securities	Total		Derivatives	Derivatives	Total

Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive loss	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Sales	—	—	—	—		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers into Level 3	—	—	—	—		—	—	—
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—

Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances,
		Residential	Commercial				Future Policy Benefits and Claims
	Corporate	Mortgage	Mortgage	Asset			IUL
	Debt	Backed	Backed	Backed			Embedded	GMWB and
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives	GMAB Embedded Derivatives	Total

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Sales	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $3.4 million gain included in net investment income and a $149 thousand gain included in net realized investment gains in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(9.2) million, $(3.7) million and $11.2 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other

RiverSource Life Insurance Co. of New York

securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 42.2%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 5.0%	2.2%
IUL embedded derivatives	$998	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market

RiverSource Life Insurance Co. of New York

transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied

RiverSource Life Insurance Co. of New York

volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

	December 31, 2012

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663
Policy loans	39,389	—	—	38,031	38,031
Restricted cash	3,500	3,500	—	—	3,500

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,065,611	$—	$—	$1,181,409	$1,181,409
Separate account liabilities	5,811	—	5,811	—	5,811

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $14.6 million, $13.0 million and $11.9 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $29.1 million, $27.6 million and $30.7 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2013, 2012 and 2011, the Company paid cash dividends of $25.0 million, $50.0 million and $78.6 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2013 and 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $12.1 million and $2.7 million, respectively. Amounts due to RiverSource Life for federal income taxes were nil and $6.7 million at December 31, 2013 and 2012, respectively.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $111.4 million, $93.2 million and $(3.8) million for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

At December 31, 2013 and 2012, bonds carried at $289 thousand and $307 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net income, per accompanying GAAP financial statements	$54,389	$37,818	$38,796
Capitalization/amortization of DAC, net (GAAP item)	(11,097)	2,426	(3,380)
Capitalization/amortization of DSIC, net (GAAP item)	679	2,539	2,220
Change in deferred income taxes(1)(2)	1,140	1,077	(4,970)
Change in future policy benefits(1)	(29,614)	(5,403)	(5,169)
Change in separate account liability adjustment (SAP item)	4,368	(617)	(2,605)
Derivatives(1)(2)	68,116	40,461	(31,473)
Other, net	2,460	4,115	360

Net income (loss), SAP basis(3)	$90,441	$82,416	$(6,221)

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2013	2012

Shareholder’s equity, per accompanying GAAP financial statements	$380,809	$396,685
DAC (GAAP item)	(146,765)	(127,704)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(103,691)	(202,574)
DSIC (GAAP item)	(18,954)	(18,242)
Future policy benefits(1)	(27,080)	20,471
Deferred income taxes, net(1)	50,269	62,419
Separate account liability adjustment (SAP item)	158,297	153,929
Non-admitted assets (SAP item)	(32,036)	(16,299)
Interest maintenance reserve	(6,917)	(8,298)
Other, net	(3,614)	(7,609)

Capital and surplus, SAP basis(2)	$250,318	$252,778

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $141.5 million and $144.0 million at December 31, 2013 and 2012, respectively.

14.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—

Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

RiverSource Life Insurance Co. of New York

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$62,809	$—	$62,809	$(18,056)	$(19,030)	$(20,041)	$5,682

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42

Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$21,833	$—	$21,833	$(18,056)	$(2,818)	$—	$959

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$21,710	$38,757	Other liabilities	$37,278		$3,023
Equity contracts	Other assets	32,407	23,939	Other liabilities	48,737		18,782
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(38,357	)(2)	39,934

Total GMWB and GMAB		54,117	62,696		47,658		61,739

Other derivatives:
Equity
IUL	Other assets	619	113	Other liabilities	212		28
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	3,293		998

Total other		619	113		3,505		1,026

Total derivatives		$54,736	$62,809		$51,163		$62,765

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(40,944)	$14,356	$28,823
Equity contracts	Benefits, claims, losses and settlement expenses	(49,169)	(62,257)	7,402
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,247	1,443	(188)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	78,292	39,517	(57,801)

Total GMWB and GMAB		(10,574)	(6,941)	(21,764)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	299	(8)	—
IUL embedded derivatives	Interest credited to fixed accounts	411	(52)	—

Total other		710	(60)	—

Total derivatives		$(9,864)	$(7,001)	$(21,764)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2013 and 2012, the gross notional

RiverSource Life Insurance Co. of New York

amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.4 billion and $2.0 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable

2014	$13,104
2015	12,566
2016	11,170
2017	8,397
2018	6,178
2019-2025	13,200

Total	$64,615

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $12.6 million and $4.3 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $50.2 million and $3.8 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $50.2 million and $2.8 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $1.0 million, respectively.

RiverSource Life Insurance Co. of New York

16.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

		Amount Reclassified
		from AOCI
AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in thousands)

Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(1,135)
Tax expense	Income tax provision	397

Net of tax		$(738)

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $18.9 million, net of tax, for the year ended December 31, 2013. See Note 4 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Current income tax:
Federal	$20,332	$13,781	$16,722
State	318	(8)	(579)

Total current income tax	20,650	13,773	16,143

Deferred federal income tax benefit	1,140	1,077	(4,971)

Income tax provision	$21,790	$14,850	$11,172

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.2)	(7.5)	(9.6)
Foreign tax credit, net of addback	(0.8)	(0.2)	(1.9)
State taxes, net of federal benefit	0.3	—	(0.8)
Taxes applicable to prior years	1.3	0.9	(0.2)
Other	—	—	(0.1)

Income tax provision	28.6%	28.2%	22.4%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 along with higher pretax income relative to tax preferred items compared to the prior year.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$49,050	$77,591
Investment related	20,295	—
Other	2,297	1,127

Gross deferred income tax assets	71,642	78,718

Deferred income tax liabilities
Deferred acquisition costs	35,468	28,761
Net unrealized gains on Available-for Sale securities	23,358	47,785
Investment related	—	13,890
DSIC	6,634	6,385
Other	996	—

Gross deferred income tax liabilities	66,456	96,821

Net deferred income tax assets (liabilities)	$5,186	$(18,103)

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$4,210	$6,424	$2,330
Additions based on tax positions related to the current year	625	—	—
Additions for tax positions of prior years	2,727	904	6,000
Reductions for tax positions of prior years	—	(2,509)	(634)
Settlements	—	(609)	(1,272)

Balance at December 31	$7,562	$4,210	$6,424

If recognized, approximately $904 thousand, $110 thousand and $424 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.5 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $60 thousand, a net increase of $205 thousand and a net reduction of $3.9 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $2.3 million and $2.2 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for the years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net unrealized securities gains (losses)	$(24,428)	$12,721	$8,916

18.	COMMITMENTS, GUARANTEES AND CONTINGENCIES
Commitments
At December 31, 2013 and 2012, the Company’s funding commitments for commercial mortgage loan commitments was nil and $4.1 million, respectively.

RiverSource Life Insurance Co. of New York

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $1.7 million and $5.0 million, respectively, and the related premium tax asset was $1.4 million and $3.2 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of
New York is authorized to sell insurance and annuities in New York.

©2008-2014 RiverSource Life Insurance Company. All rights reserved.
S-6471 T (5/14)